GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.4%
Brazil – 2.8%
307,800 Ambev SA (Consumer Staples) $ 753,384
461,160 B3 SA – Brasil Bolsa Balcao
(Financials) 1,122,318
309,195 Banco Bradesco SA (Financials) 754,101
61,252 Banco BTG Pactual SA
(Financials) 422,627
272,282 Banco do Brasil SA (Financials) 1,112,489
385,645 BB Seguridade Participacoes
SA (Financials) 2,523,625
138,423 BRF SA (Consumer Staples) 490,224
422,363 Caixa Seguridade Participacoes
SA (Financials) 1,110,425
117,637 Centrais Eletricas Brasileiras
SA (Utilities) 861,131
36,738 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 752,315
88,282 CPFL Energia SA (Utilities) 623,606
67,936 Embraer SA (Industrials) 776,184
92,326 Engie Brasil Energia SA
(Utilities) 661,352
85,013 Equatorial Energia SA
(Utilities) 543,562
143,943 Klabin SA (Materials) 459,800
170,181 Motiva Infraestrutura de
Mobilidade SA (Industrials) 400,213
273,157 Natura & Co. Holding SA
(Consumer Staples)* 498,941
231,211 NU Holdings Ltd., Class A
(Financials)* 2,776,844
294,631 Petroleo Brasileiro SA -
Petrobras (Energy) 1,691,595
146,545 Raia Drogasil SA (Consumer
Staples) 379,654
21,530 Suzano SA (Materials) 186,489
176,640 Telefonica Brasil SA
(Communication Services) 883,192
180,826 TIM SA (Communication
Services) 614,841
118,055 TOTVS SA (Information
Technology) 869,340
309,234 Vale SA (Materials) 2,810,703
189,979 Vibra Energia SA (Consumer
Discretionary) 668,832
138,279 WEG SA (Industrials) 1,021,644
47,017 XP, Inc., Class A (Financials) 910,249
26,679,680
Chile – 1.1%
9,333,423 Banco de Chile (Financials) 1,374,443
28,913 Banco de Credito e Inversiones
SA (Financials) 1,116,433
16,785,694 Banco Santander Chile
(Financials) 1,000,999
598,167 Cencosud SA (Consumer
Staples) 2,060,598
459,106 Empresas CMPC SA
(Materials) 733,392
114,201 Empresas Copec SA (Consumer
Discretionary) 785,289
4,927,256 Enel Americas SA (Utilities) 459,853
Shares Description Value
a
Common Stocks – (continued)
Chile – (continued)
9,432,985 Enel Chile SA (Utilities) $ 684,573
347,481 Falabella SA (Consumer
Discretionary) 1,659,501
41,095,991 Latam Airlines Group SA
(Industrials) 782,561
10,657,642
China – 30.3%
214,109 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 436,147
146,941 AAC Technologies Holdings,
Inc. (Information Technology) 683,028
977,180 Agricultural Bank of China
Ltd., Class A (Financials) 750,357
3,138,616 Agricultural Bank of China
Ltd., Class H (Financials) 2,017,283
55,604 Akeso, Inc. (Health Care)*
(a)
594,221
1,705,582 Alibaba Group Holding Ltd.
(Consumer Discretionary) 24,773,902
402,158 Aluminum Corp. of China Ltd.,
Class A (Materials) 365,210
1,074,282 Aluminum Corp. of China Ltd.,
Class H (Materials) 626,084
119,500 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 385,465
150,333 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 392,054
104,365 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary) 555,037
69,896 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 989,966
152,423 ANTA Sports Products Ltd.
(Consumer Discretionary) 1,855,344
7,707 APT Medical, Inc., Class A
(Health Care) 424,334
23,963 Autohome, Inc. ADR
(Communication Services) 587,573
126,224 Baidu, Inc., Class A
(Communication Services)* 1,314,305
853,978 Bank of Beijing Co. Ltd., Class
A (Financials) 747,060
361,503 Bank of Changsha Co. Ltd.,
Class A (Financials) 492,435
92,292 Bank of Chengdu Co. Ltd.,
Class A (Financials) 248,491
723,699 Bank of China Ltd., Class A
(Financials) 554,709
8,589,299 Bank of China Ltd., Class H
(Financials) 4,994,829
577,108 Bank of Communications Co.
Ltd., Class A (Financials) 609,030
2,099,710 Bank of Communications Co.
Ltd., Class H (Financials) 1,839,561
338,467 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 782,996

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
518,628 Bank of Jiangsu Co. Ltd., Class
A (Financials) $ 790,726
331,952 Bank of Nanjing Co. Ltd., Class
A (Financials) 528,236
494,195 Bank of Shanghai Co. Ltd.,
Class A (Financials) 726,026
409,800 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 383,530
229,654 Beijing Enterprises Holdings
Ltd. (Utilities) 965,000
153,416 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 300,158
494,580 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 402,441
118,515 BeOne Medicines Ltd. (Health
Care)* 2,274,615
11,016 Bestechnic Shanghai Co.
Ltd., Class A (Information
Technology) 599,102
49,800 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary)* 378,462
20,520 Bilibili, Inc., Class Z
(Communication Services)* 384,936
126,741 BOC Aviation Ltd.
(Industrials)
(a)
1,025,526
569,612 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 300,560
3,273,369 Bosideng International Holdings
Ltd. (Consumer Discretionary) 1,836,732
9,285 BYD Co. Ltd., Class A
(Consumer Discretionary) 454,216
70,417 BYD Co. Ltd., Class H
(Consumer Discretionary) 3,527,338
50,635 BYD Electronic International
Co. Ltd. (Information
Technology) 201,144
231,128 C&D International Investment
Group Ltd. (Real Estate) 415,005
5,581 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 467,813
711,935 CGN Power Co. Ltd., Class H
(Utilities)
(a)
233,331
24,620 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care)* 357,455
2,376,434 China CITIC Bank Corp. Ltd.,
Class H (Financials) 2,094,122
307,925 China Coal Energy Co. Ltd.,
Class H (Energy) 344,776
2,188,820 China Communications
Services Corp. Ltd., Class H
(Industrials) 1,261,672
367,113 China Construction Bank Corp.,
Class A (Financials) 460,315
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
10,669,970 China Construction Bank Corp.,
Class H (Financials) $ 9,579,304
1,024,740 China Energy Engineering
Corp. Ltd., Class A (Industrials) 317,312
1,025,749 China Everbright Bank Co. Ltd.,
Class A (Financials) 565,457
2,217,244 China Everbright Bank Co. Ltd.,
Class H (Financials) 1,026,404
1,296,653 China Feihe Ltd. (Consumer
Staples)
(a)
1,007,022
666,535 China Galaxy Securities Co.
Ltd., Class H (Financials) 644,303
1,232,863 China Gas Holdings Ltd.
(Utilities) 1,125,708
189,301 China Great Wall Securities Co.
Ltd., Class A (Financials) 210,812
593,387 China Hongqiao Group Ltd.
(Materials) 1,060,924
582,837 China Life Insurance Co. Ltd.,
Class H (Financials) 1,187,742
415,464 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 936,729
71,503 China Merchants Bank Co. Ltd.,
Class A (Financials) 431,203
339,929 China Merchants Bank Co. Ltd.,
Class H (Financials) 2,119,801
858,497 China Merchants Port Holdings
Co. Ltd. (Industrials) 1,659,725
320,700 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 386,533
1,234,258 China Minsheng Banking Corp.
Ltd., Class A (Financials) 745,527
3,176,999 China Minsheng Banking Corp.
Ltd., Class H (Financials) 1,632,752
375,421 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 402,442
279,000 China Overseas Land &
Investment Ltd. (Real Estate) 469,652
73,677 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 352,239
256,347 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 800,926
1,971,193 China Petroleum & Chemical
Corp., Class H (Energy) 1,065,843
2,293,448 China Power International
Development Ltd. (Utilities) 935,916
161,000 China Resources Land Ltd.
(Real Estate) 525,610
84,400 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
402,005
2,257,287 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
1,482,491
237,885 China Resources Power
Holdings Co. Ltd. (Utilities) 618,864
143,099 China Shenhua Energy Co. Ltd.,
Class H (Energy) 604,948

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
483,914 China State Construction
International Holdings Ltd.
(Industrials) $ 681,295
755,393 China Taiping Insurance
Holdings Co. Ltd. (Financials) 1,161,765
586,486 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 349,368
727,567 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
1,080,001
388,889 China United Network
Communications Ltd., Class A
(Communication Services) 289,440
139,344 China Yangtze Power Co. Ltd.,
Class A (Utilities) 584,337
2,106,366 China Zheshang Bank Co. Ltd.,
Class A (Financials) 941,798
42,720 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 342,868
400,579 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 403,268
498,000 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 410,896
200,028 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 285,188
746,758 CITIC Ltd. (Industrials) 944,691
247,700 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 391,070
309,563 CMOC Group Ltd., Class A
(Materials) 309,492
120,860 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 275,061
322,570 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 556,981
530,380 CRRC Corp. Ltd., Class H
(Industrials) 339,538
1,998,570 CSPC Pharmaceutical Group
Ltd. (Health Care) 2,064,441
395,525 Daqin Railway Co. Ltd., Class
A (Industrials) 370,720
1,188,851 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 526,606
7,800 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 346,587
70,521 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 525,947
37,865 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 464,108
1,006,028 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 328,281
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,048,210 Far East Horizon Ltd.
(Financials) $ 1,582,870
286,284 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 296,952
1,024,062 Fosun International Ltd.
(Industrials) 599,428
53,520 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
382,551
487,325 GD Power Development Co.
Ltd., Class A (Utilities) 309,245
869,973 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 1,954,833
123,395 GF Securities Co. Ltd., Class A
(Financials) 279,117
162,668 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(a)
1,472,850
18,900 GigaDevice Semiconductor,
Inc., Class A (Information
Technology)* 294,720
91,500 GoerTek, Inc., Class A
(Information Technology) 265,670
56,504 Goneo Group Co. Ltd., Class A
(Industrials) 555,495
35,390 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 228,115
865,354 Guangdong Investment Ltd.
(Utilities) 704,065
537,844 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 576,556
56,513 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 212,111
250,912 Guoyuan Securities Co. Ltd.,
Class A (Financials) 263,049
787,600 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
1,514,625
260,893 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 765,224
342,076 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 575,696
269,458 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
888,280
109,071 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 250,049
503,178 Hengan International Group Co.
Ltd. (Consumer Staples) 1,363,574
74,386 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary)
(b)
245,691
34,515 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 1,185,750

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
96,000 Hua Hong Semiconductor Ltd.
(Information Technology)
(a)
$ 386,862
122,962 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 212,232
226,125 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 316,188
608,000 Huaneng Power International,
Inc., Class H (Utilities) 384,577
196,121 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
330,639
581,438 Huaxia Bank Co. Ltd., Class A
(Financials) 607,948
186,941 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 469,841
128,399 Hundsun Technologies,
Inc., Class A (Information
Technology) 469,084
523,469 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 513,900
6,884,803 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 5,013,323
290,712 Industrial Bank Co. Ltd., Class
A (Financials) 913,918
526,908 Industrial Securities Co. Ltd.,
Class A (Financials) 420,698
88,623 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 243,534
62,500 Innovent Biologics, Inc. (Health
Care)*
(a)
493,764
58,994 JD Health International, Inc.
(Consumer Staples)*
(a)
302,059
363,579 JD Logistics, Inc.
(Industrials)*
(a)
576,789
221,558 JD.com, Inc., Class A
(Consumer Discretionary) 3,641,987
517,357 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 659,104
132,800 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 1,009,418
53,900 Jiangsu Hoperun Software
Co. Ltd., Class A (Information
Technology)* 376,690
186,141 Jiangxi Copper Co. Ltd., Class
A (Materials) 549,249
170,376 Jiangxi Copper Co. Ltd., Class
H (Materials) 301,575
18,964 Kanzhun Ltd. ADR
(Communication Services)* 321,629
11,149 KE Holdings, Inc. ADR (Real
Estate) 205,811
249,000 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 390,573
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
113,256 Kingsoft Corp. Ltd.
(Communication Services)* $ 482,398
346,120 Kuaishou Technology
(Communication Services)*
(a)
2,352,621
68,499 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials) 421,933
1,257,171 Kunlun Energy Co. Ltd.
(Utilities) 1,258,526
3,913 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 826,975
119,964 LB Group Co. Ltd., Class A
(Materials) 275,354
945,297 Lenovo Group Ltd. (Information
Technology) 1,089,770
86,917 Lens Technology Co. Ltd., Class
A (Information Technology) 244,639
47,731 Li Auto, Inc., Class A
(Consumer Discretionary)* 683,563
570,411 Li Ning Co. Ltd. (Consumer
Discretionary) 1,089,677
1,344,946 Liaoning Port Co. Ltd., Class A
(Industrials) 276,398
343,600 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 384,553
472,682 Longfor Group Holdings Ltd.
(Real Estate)
(a)
592,544
258,786 Meihua Holdings Group Co.
Ltd., Class A (Materials) 376,591
504,124 Meituan, Class B (Consumer
Discretionary)*
(a)
8,871,857
18,927 Midea Group Co. Ltd., Class A
(Consumer Discretionary)* 207,781
143,747 MINISO Group Holding Ltd.
(Consumer Discretionary)
(b)
621,436
1,085,146 MMG Ltd. (Materials)* 402,698
185,817 Nanjing Securities Co. Ltd.,
Class A (Financials) 199,966
164,121 NetEase, Inc. (Communication
Services) 3,991,287
209,005 New China Life Insurance Co.
Ltd., Class H (Financials) 854,246
272,062 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 361,911
186,286 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 883,733
234,153 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
1,146,645
66,051 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 6,374,582
548,558 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 629,935
2,048,721 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 1,340,288
672,004 PetroChina Co. Ltd., Class A
(Energy) 773,561

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,715,433 PetroChina Co. Ltd., Class H
(Energy) $ 2,282,036
900,840 PICC Property & Casualty Co.
Ltd., Class H (Financials) 1,716,312
316,349 Ping An Bank Co. Ltd., Class A
(Financials) 507,800
80,234 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 593,596
474,317 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 2,791,505
351,300 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 396,585
176,707 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
4,966,649
367,013 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 271,629
846,881 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
550,796
51,256 Qifu Technology, Inc. ADR
(Financials) 2,106,622
38,200 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 227,715
15,500 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 310,575
283,953 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) 338,694
259,962 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 585,141
27,223 Seres Group Co. Ltd., Class A
(Consumer Discretionary) 514,170
33,400 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 284,484
1,267,718 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 660,118
185,537 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 363,260
405,325 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 418,740
104,926 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 369,634
82,500 Shanghai International Airport
Co. Ltd., Class A (Industrials) 370,707
70,457 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 288,710
154,300 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 394,660
599,407 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 1,026,249
679,600 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 568,091
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
254,000 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) $ 378,797
8,668 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 221,826
16,519 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 518,096
275,100 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 377,794
177,265 Sinolink Securities Co. Ltd.,
Class A (Financials) 205,039
535,795 Sinopharm Group Co. Ltd.,
Class H (Health Care) 1,298,226
131,535 Sinotruk Hong Kong Ltd.
(Industrials) 332,127
239,281 Smoore International Holdings
Ltd. (Consumer Staples)
(a)(b)
589,540
49,700 Sunny Optical Technology
Group Co. Ltd. (Information
Technology)* 382,817
78,800 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 308,125
61,776 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 700,825
175,381 TBEA Co. Ltd., Class A
(Industrials) 282,737
710,347 Tencent Holdings Ltd.
(Communication Services) 45,130,730
21,053 Tencent Music Entertainment
Group ADR (Communication
Services) 354,533
943,722 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 1,550,094
91,569 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 258,655
1,060,500 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 466,808
39,597 Trip.com Group Ltd. (Consumer
Discretionary) 2,494,522
33,495 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 406,080
79,092 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 949,765
98,859 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 1,363,266
1,530,670 Want Want China Holdings Ltd.
(Consumer Staples) 985,760
248,876 Weichai Power Co. Ltd., Class
H (Industrials) 486,863
285,561 Western Mining Co. Ltd., Class
A (Materials)* 626,504

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,882,362 Wintime Energy Group Co.
Ltd., Class A (Utilities) $ 352,862
46,300 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)
405,931
191,500 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
609,309
374,232 Xiamen C & D, Inc., Class A
(Industrials) 515,490
1,411,536 Xiaomi Corp., Class B
(Information Technology)*
(a)
9,171,370
81,561 XPeng, Inc., Class A (Consumer
Discretionary)* 794,126
520,200 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 359,723
414,052 Youngor Fashion Co. Ltd., Class
A (Real Estate) 431,780
45,762 Yum China Holdings, Inc.
(Consumer Discretionary) 1,997,511
706,953 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 503,589
165,538 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 501,097
151,254 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 460,169
714,897 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 567,064
62,200 Zhejiang Leapmotor
Technology Co. Ltd. (Consumer
Discretionary)*
(a)
439,439
432,298 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 588,871
70,710 Zhejiang NHU Co. Ltd., Class
A (Materials) 215,322
50,690 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 382,270
107,696 ZTE Corp., Class H
(Information Technology) 302,148
289,070,053
Colombia – 0.1%
65,890 Grupo Cibest SA (Financials) 772,384
Czech Republic – 0.3%
9,704 CEZ AS (Utilities) 533,178
24,033 Komercni Banka AS
(Financials) 1,110,597
131,127 Moneta Money Bank AS
(Financials)
(a)
856,449
2,500,224
Egypt – 0.3%
1,447,475 Commercial International Bank
- Egypt (CIB) (Financials) 2,411,973
378,649 Talaat Moustafa Group (Real
Estate) 418,860
2,830,833
Greece – 1.2%
372,740 Alpha Services and Holdings
SA (Financials) 1,197,524
Shares Description Value
a
Common Stocks – (continued)
Greece – (continued)
410,413 Eurobank Ergasias Services and
Holdings SA (Financials) $ 1,264,046
115,547 Hellenic Telecommunications
Organization SA
(Communication Services) 2,228,660
29,168 JUMBO SA (Consumer
Discretionary) 947,694
12,754 Metlen Energy & Metals SA
(Industrials) 647,211
130,756 National Bank of Greece SA
(Financials) 1,558,629
77,718 OPAP SA (Consumer
Discretionary) 1,671,065
186,879 Piraeus Financial Holdings SA
(Financials) 1,245,772
56,630 Public Power Corp. SA
(Utilities) 863,405
11,624,006
Hong Kong – 0.2%
3,318,154 Sino Biopharmaceutical Ltd.
(Health Care) 1,883,019
Hungary – 0.5%
92,198 MOL Hungarian Oil & Gas
PLC (Energy)* 796,926
41,028 OTP Bank Nyrt (Financials) 3,110,515
45,570 Richter Gedeon Nyrt (Health
Care) 1,325,347
5,232,788
India – 17.9%
7,669 ABB India Ltd. (Industrials) 535,105
74,172 Adani Power Ltd. (Utilities)* 471,338
6,292 Alkem Laboratories Ltd.
(Health Care) 374,873
17,965 APL Apollo Tubes Ltd.
(Materials) 380,335
9,110 Apollo Hospitals Enterprise
Ltd. (Health Care) 732,473
132,258 Ashok Leyland Ltd.
(Industrials) 364,789
32,369 Asian Paints Ltd. (Materials) 854,511
28,899 Astral Ltd. (Industrials) 505,914
50,297 Aurobindo Pharma Ltd. (Health
Care)* 674,623
206,464 Axis Bank Ltd. (Financials) 2,876,382
2,725 Bajaj Auto Ltd. (Consumer
Discretionary) 274,076
14,062 Bajaj Finance Ltd. (Financials) 1,508,574
35,490 Bajaj Finserv Ltd. (Financials) 836,664
2,363 Bajaj Holdings & Investment
Ltd. (Financials) 370,404
13,252 Balkrishna Industries Ltd.
(Consumer Discretionary) 382,841
393,431 Bank of Baroda (Financials) 1,147,306
216,669 Bharat Electronics Ltd.
(Industrials) 973,776
29,344 Bharat Forge Ltd. (Consumer
Discretionary) 425,509

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
207,240 Bharat Petroleum Corp. Ltd.
(Energy) $ 771,081
198,560 Bharti Airtel Ltd.
(Communication Services) 4,306,948
1,905 Bosch Ltd. (Consumer
Discretionary) 699,335
23,193 Britannia Industries Ltd.
(Consumer Staples) 1,493,486
45,984 BSE Ltd. (Financials) 1,436,882
1,052,820 Canara Bank (Financials) 1,411,880
72,778 CG Power & Industrial
Solutions Ltd. (Industrials) 584,010
21,263 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 397,804
101,225 Cipla Ltd. (Health Care) 1,733,748
96,091 Coal India Ltd. (Energy) 446,123
39,730 Colgate-Palmolive India Ltd.
(Consumer Staples) 1,140,203
15,333 Coromandel International Ltd.
(Materials) 410,206
6,802 Cummins India Ltd.
(Industrials) 259,768
8,389 Divi's Laboratories Ltd. (Health
Care) 648,181
5,574 Dixon Technologies India Ltd.
(Consumer Discretionary) 956,976
111,494 Dr Reddy's Laboratories Ltd.
(Health Care) 1,630,164
10,655 Eicher Motors Ltd. (Consumer
Discretionary) 664,078
345,288 Eternal Ltd. (Consumer
Discretionary)* 961,561
412,285 GAIL India Ltd. (Utilities) 914,422
39,545 Grasim Industries Ltd.
(Materials) 1,176,438
55,821 Havells India Ltd. (Industrials) 996,070
196,010 HCL Technologies Ltd.
(Information Technology) 3,748,641
30,203 HDFC Asset Management Co.
Ltd. (Financials)
(a)
1,688,121
411,880 HDFC Bank Ltd. (Financials)* 9,360,975
62,738 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
569,536
14,727 Hero MotoCorp Ltd. (Consumer
Discretionary) 741,607
280,249 Hindalco Industries Ltd.
(Materials) 2,074,645
11,067 Hindustan Aeronautics Ltd.
(Industrials) 643,276
131,196 Hindustan Petroleum Corp. Ltd.
(Energy) 630,185
36,660 Hindustan Unilever Ltd.
(Consumer Staples) 1,006,003
27,338 Hyundai Motor India Ltd.
(Consumer Discretionary)* 590,111
553,326 ICICI Bank Ltd. (Financials) 9,348,510
20,028 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
438,919
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
991,655 IDFC First Bank Ltd.
(Financials)* $ 787,646
92,508 Indian Hotels Co. Ltd.
(Consumer Discretionary) 832,221
273,065 Indian Oil Corp. Ltd. (Energy) 453,018
41,651 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 367,960
303,660 Indus Towers Ltd.
(Communication Services)* 1,363,143
60,878 IndusInd Bank Ltd. (Financials) 581,178
35,515 Info Edge India Ltd.
(Communication Services) 592,435
377,788 Infosys Ltd. (Information
Technology) 6,898,853
20,914 InterGlobe Aviation Ltd.
(Industrials)*
(a)
1,302,619
233,072 ITC Ltd. (Consumer Staples) 1,138,601
125,197 Jindal Stainless Ltd. (Materials) 943,275
65,946 Jindal Steel & Power Ltd.
(Materials) 731,243
91,898 JSW Steel Ltd. (Materials) 1,066,908
117,942 Jubilant Foodworks Ltd.
(Consumer Discretionary) 903,498
71,753 Kotak Mahindra Bank Ltd.
(Financials) 1,739,596
43,308 Larsen & Toubro Ltd.
(Industrials) 1,859,903
24,613 LTIMindtree Ltd. (Information
Technology)
(a)
1,457,912
48,790 Lupin Ltd. (Health Care) 1,116,169
55,942 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 1,945,991
9,110 Mankind Pharma Ltd. (Health
Care)* 262,702
130,858 Marico Ltd. (Consumer Staples) 1,095,568
8,300 Maruti Suzuki India Ltd.
(Consumer Discretionary) 1,194,831
28,128 Max Healthcare Institute Ltd.
(Health Care) 369,847
67,650 Mphasis Ltd. (Information
Technology) 2,022,820
593 MRF Ltd. (Consumer
Discretionary) 962,278
35,647 Muthoot Finance Ltd.
(Financials) 922,844
50,806 Nestle India Ltd. (Consumer
Staples) 1,422,627
1,570,750 NMDC Ltd. (Materials) 1,306,343
210,897 NTPC Ltd. (Utilities) 822,886
518,748 Oil & Natural Gas Corp. Ltd.
(Energy) 1,451,221
14,862 Oracle Financial Services
Software Ltd. (Information
Technology) 1,469,701
2,965 Page Industries Ltd. (Consumer
Discretionary) 1,606,973
24,771 PB Fintech Ltd. (Financials)* 509,922
35,393 Persistent Systems Ltd.
(Information Technology) 2,331,823

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
236,868 Petronet LNG Ltd. (Energy) $ 850,593
12,433 PI Industries Ltd. (Materials) 555,537
26,712 Pidilite Industries Ltd.
(Materials) 969,904
10,374 Polycab India Ltd. (Industrials) 726,271
369,975 Power Finance Corp. Ltd.
(Financials) 1,755,084
272,731 Power Grid Corp. of India Ltd.
(Utilities) 923,445
941,631 Punjab National Bank
(Financials) 1,164,398
312,715 REC Ltd. (Financials) 1,470,117
482,997 Reliance Industries Ltd.
(Energy) 8,019,754
702,461 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 1,256,919
63,666 SBI Cards & Payment Services
Ltd. (Financials) 685,242
36,883 SBI Life Insurance Co. Ltd.
(Financials)
(a)
781,062
2,633 Shree Cement Ltd. (Materials) 910,589
189,979 Shriram Finance Ltd.
(Financials) 1,419,376
11,830 Siemens Energy India Ltd.
(Energy)*
(c)
342,583
6,229 Solar Industries India Ltd.
(Materials) 1,172,209
60,597 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
385,180
16,207 SRF Ltd. (Materials) 541,843
213,761 State Bank of India (Financials) 2,029,075
100,320 Sun Pharmaceutical Industries
Ltd. (Health Care) 1,966,659
6,172 Sundaram Finance Ltd.
(Financials) 370,464
577,609 Suzlon Energy Ltd.
(Industrials)* 482,471
81,420 Tata Communications Ltd.
(Communication Services) 1,594,814
105,830 Tata Consultancy Services Ltd.
(Information Technology) 4,283,162
23,622 Tata Consumer Products Ltd.
(Consumer Staples) 305,381
20,266 Tata Elxsi Ltd. (Information
Technology) 1,525,012
411,858 Tata Motors Ltd. (Consumer
Discretionary) 3,462,832
52,927 Tata Power Co. Ltd. (The)
(Utilities) 242,942
883,903 Tata Steel Ltd. (Materials) 1,663,173
169,992 Tech Mahindra Ltd.
(Information Technology) 3,126,502
11,142 Titan Co. Ltd. (Consumer
Discretionary) 462,867
43,807 Torrent Pharmaceuticals Ltd.
(Health Care) 1,625,172
29,316 Trent Ltd. (Consumer
Discretionary)* 1,933,332
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
23,216 TVS Motor Co. Ltd. (Consumer
Discretionary) $ 754,415
12,384 UltraTech Cement Ltd.
(Materials) 1,622,257
711,298 Union Bank of India Ltd.
(Financials) 1,220,116
12,352 United Spirits Ltd. (Consumer
Staples) 219,413
204,001 UPL Ltd. (Materials) 1,496,842
53,486 Varun Beverages Ltd.
(Consumer Staples) 297,478
282,460 Vedanta Ltd. (Materials) 1,437,633
9,793,662 Vodafone Idea Ltd.
(Communication Services)* 791,962
520,140 Wipro Ltd. (Information
Technology) 1,517,538
85,165 Zydus Lifesciences Ltd. (Health
Care) 925,544
170,691,103
Indonesia – 1.0%
1,510,391 Alamtri Resources Indonesia
Tbk PT (Energy) 203,982
2,966,304 Astra International Tbk PT
(Industrials) 883,154
3,961,124 Bank Central Asia Tbk PT
(Financials) 2,285,731
3,386,160 Bank Mandiri Persero Tbk PT
(Financials) 1,101,697
3,624,095 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 990,008
2,373,271 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 1,147,299
10,103,656 Kalbe Farma Tbk PT (Health
Care)* 939,659
5,683,771 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples)* 847,855
4,768,878 Telkom Indonesia Persero Tbk
PT (Communication Services)* 825,552
290,600 United Tractors Tbk PT
(Energy) 400,489
9,625,426
Kazakhstan – –%
70,023 Solidcore Resources PLC
(Materials)*
(c)
—
Kuwait – 0.4%
708,258 Kuwait Finance House KSCP
(Financials) 1,731,118
528,982 Mobile Telecommunications
Co. KSCP (Communication
Services) 822,305
555,307 National Bank of Kuwait SAKP
(Financials) 1,730,075
4,283,498
Luxembourg – 0.1%
17,524 Reinet Investments SCA
(Financials) 472,845

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Mexico – 1.6%
600,228 Alfa SAB de CV, Class A
(Consumer Staples) $ 468,590
1,899,356 America Movil SAB de CV,
Series B (Communication
Services) 1,604,166
1,141,043 Cemex SAB de CV, Series CPO
(Materials) 780,844
54,503 Coca-Cola Femsa SAB de CV
(Consumer Staples) 517,394
140,260 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 1,491,428
65,836 Gruma SAB de CV, Class B
(Consumer Staples) 1,240,014
60,163 Grupo Aeroportuario del Centro
Norte SAB de CV (Industrials) 743,682
19,279 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 443,022
187,063 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 522,554
59,627 Grupo Comercial Chedraui SA
de CV (Consumer Staples)
(b)
431,179
303,797 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 2,684,172
131,509 Grupo Financiero Inbursa SAB
de CV, Class O (Financials) 329,416
149,660 Grupo Mexico SAB de CV,
Series B (Materials) 820,099
36,043 Industrias Penoles SAB de CV
(Materials)* 761,386
319,446 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 567,088
6,190 Southern Copper Corp.
(Materials) 562,733
305,367 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 1,002,364
14,970,131
Netherlands – –%
40,500 Nebius Group NV, Class A
(Information Technology)*
(c)
—
Peru – 0.1%
4,993 Credicorp Ltd. (Financials) 1,057,567
Philippines – 0.3%
37,000 Ayala Corp. (Industrials) 384,622
121,854 Bank of the Philippine Islands
(Financials) 303,789
58,170 International Container
Terminal Services, Inc.
(Industrials) 427,452
46,720 Jollibee Foods Corp. (Consumer
Discretionary) 186,729
40,130 Manila Electric Co. (Utilities) 395,582
436,220 Metropolitan Bank & Trust Co.
(Financials) 575,033
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
23,370 PLDT, Inc. (Communication
Services) $ 509,328
2,782,535
Poland – 1.5%
96,654 Bank Millennium SA
(Financials)* 375,305
41,991 Bank Pekao SA (Financials) 2,066,721
10,638 CCC SA (Consumer
Discretionary)* 620,459
25,726 CD Projekt SA (Communication
Services)
(b)
1,523,822
9,041 Dino Polska SA (Consumer
Staples)*
(a)
1,326,977
11,358 KGHM Polska Miedz SA
(Materials) 372,781
429 LPP SA (Consumer
Discretionary)
(b)
1,652,049
1,750 mBank SA (Financials)* 383,224
53,780 ORLEN SA (Energy) 1,056,197
101,880 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 2,048,184
124,540 Powszechny Zaklad
Ubezpieczen SA (Financials) 2,034,786
2,817 Santander Bank Polska SA
(Financials) 376,598
13,837,103
Qatar – 1.0%
854,334 Al Rayan Bank (Financials) 525,130
993,534 Barwa Real Estate Co. (Real
Estate) 785,877
736,587 Commercial Bank PSQC (The)
(Financials) 930,394
593,164 Dukhan Bank (Financials) 586,810
210,089 Industries Qatar QSC
(Industrials) 683,756
1,517,662 Mesaieed Petrochemical
Holding Co. (Materials) 556,045
283,525 Ooredoo QPSC
(Communication Services) 961,696
89,622 Qatar Fuel QSC (Energy) 369,220
143,716 Qatar International Islamic
Bank QSC (Financials) 414,846
193,865 Qatar Islamic Bank (Financials) 1,123,469
569,016 Qatar National Bank QPSC
(Financials) 2,648,949
9,586,192
Romania – 0.1%
99,328 NEPI Rockcastle NV (Real
Estate)* 760,685
Russia – 0.0%
1,256,908 Gazprom PJSC (Energy)*
(c)
—
1,190,600 GMK Norilskiy Nickel PAO
(Materials)*
(c)
—
35,708,229 Inter RAO UES PJSC
(Utilities)
(c)
—
62,206 LUKOIL PJSC (Energy)*
(c)
—

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Russia – (continued)
824,628 Moscow Exchange MICEX-
RTS PJSC (Financials)
(c)
$ —
839,494 Novolipetsk Steel PJSC
(Materials)*
(c)
—
127,440 PhosAgro PJSC, GDR
(Materials)*
(c)
—
820 PhosAgro PJSC NPV
(Materials)*
(c)
—
112,870 Polyus PJSC (Materials)*
(c)
—
90,086 Rosneft Oil Co. PJSC
(Energy)
(c)
—
1,661,273 Sberbank of Russia PJSC
(Financials)
(c)
—
152,107 Severstal PAO (Materials)
(c)
—
3,362,523 Surgutneftegas PJSC (Energy)
(c)
—
277,377 Tatneft PJSC (Energy)
(c)
—
1,366 TKS Holding MKPAO JSC
(Financials)*
(c)
—
159,827 VTB Bank PJSC (Financials)*
(c)
—
—
Saudi Arabia – 2.5%
175,979 Al Rajhi Bank (Financials) 4,273,236
7,477 Al Rajhi Co. for Co-operative
Insurance (Financials)* 225,208
80,790 Alinma Bank (Financials) 556,667
16,458 Almarai Co. JSC (Consumer
Staples) 225,046
109,859 Arab National Bank (Financials) 634,267
33,710 Bank AlBilad (Financials) 232,272
205,478 Bank Al-Jazira (Financials)* 699,961
178,125 Banque Saudi Fransi
(Financials) 820,439
8,479 Co. for Cooperative Insurance
(The) (Financials) 313,246
8,300 Dallah Healthcare Co. (Health
Care) 262,386
71,337 Dar Al Arkan Real Estate
Development Co. (Real Estate)* 380,677
61,284 Etihad Etisalat Co.
(Communication Services) 973,579
159,004 Jarir Marketing Co. (Consumer
Discretionary) 545,038
25,899 Nahdi Medical Co. (Consumer
Staples) 842,210
122,844 Riyad Bank (Financials) 951,213
20,396 SABIC Agri-Nutrients Co.
(Materials) 521,364
68,799 Sahara International
Petrochemical Co. (Materials) 346,594
5,291 SAL Saudi Logistics Services
(Industrials) 251,036
21,430 Saudi Arabian Mining Co.
(Materials)* 291,320
420,383 Saudi Arabian Oil Co.
(Energy)
(a)
2,801,321
20,739 Saudi Aramco Base Oil Co.
(Materials) 550,586
75,866 Saudi Awwal Bank (Financials) 682,494
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
40,452 Saudi Basic Industries Corp.
(Materials) $ 600,583
217,883 Saudi Investment Bank (The)
(Financials) 859,533
622,798 Saudi Kayan Petrochemical Co.
(Materials)* 835,012
189,947 Saudi National Bank (The)
(Financials) 1,756,870
134,970 Saudi Telecom Co.
(Communication Services) 1,507,402
63,187 Yanbu National Petrochemical
Co. (Materials) 501,905
23,441,465
South Africa – 3.9%
138,622 Absa Group Ltd. (Financials) 1,330,526
53,362 Aspen Pharmacare Holdings
Ltd. (Health Care) 358,012
41,780 Bid Corp. Ltd. (Consumer
Staples) 1,102,071
73,936 Bidvest Group Ltd. (Industrials) 997,373
16,734 Capitec Bank Holdings Ltd.
(Financials)
(b)
3,193,810
67,858 Clicks Group Ltd. (Consumer
Staples) 1,458,736
85,383 Discovery Ltd. (Financials) 1,031,169
604,111 FirstRand Ltd. (Financials) 2,492,721
41,100 Gold Fields Ltd. (Materials) 922,625
87,780 Harmony Gold Mining Co. Ltd.
(Materials) 1,243,236
47,034 Impala Platinum Holdings Ltd.
(Materials)* 336,316
85,344 Kumba Iron Ore Ltd.
(Materials)
(b)
1,392,680
213,749 MTN Group Ltd.
(Communication Services) 1,479,641
11,129 Naspers Ltd., Class N
(Consumer Discretionary) 3,182,521
99,404 Nedbank Group Ltd.
(Financials) 1,406,492
1,745,035 Old Mutual Ltd. (Financials) 1,127,762
463,413 OUTsurance Group Ltd.
(Financials) 1,949,119
868,887 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
1,404,558
94,797 Remgro Ltd. (Financials) 837,227
368,922 Sanlam Ltd. (Financials) 1,810,542
132,642 Sasol Ltd. (Materials)* 596,604
139,613 Shoprite Holdings Ltd.
(Consumer Staples) 2,257,699
196,164 Standard Bank Group Ltd.
(Financials) 2,533,756
135,140 Vodacom Group Ltd.
(Communication Services) 1,031,053
626,339 Woolworths Holdings Ltd.
(Consumer Discretionary) 2,032,588
37,508,837
South Korea – 9.6%
3,415 Alteogen, Inc. (Health Care)* 816,808

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
5,452 Amorepacific Corp. (Consumer
Staples) $ 528,327
2,175 Celltrion, Inc. (Health Care) 253,805
5,601 CJ CheilJedang Corp.
(Consumer Staples) 939,792
30,071 Coway Co. Ltd. (Consumer
Discretionary) 1,937,604
10,128 DB Insurance Co. Ltd.
(Financials) 737,743
11,401 Doosan Bobcat, Inc.
(Industrials) 388,379
21,842 Doosan Enerbility Co. Ltd.
(Industrials)* 638,780
30,010 Hana Financial Group, Inc.
(Financials) 1,581,305
34,114 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 951,938
16,529 Hanmi Semiconductor Co. Ltd.
(Information Technology) 963,203
2,570 Hanwha Aerospace Co. Ltd.
(Industrials) 1,510,669
12,077 Hanwha Ocean Co. Ltd.
(Industrials)* 682,762
11,550 Hanwha Systems Co. Ltd.
(Industrials) 380,061
9,924 HD Hyundai Co. Ltd. (Energy) 803,443
2,818 HD Hyundai Electric Co. Ltd.
(Industrials) 774,097
2,578 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 757,686
9,628 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials) 2,208,641
17,833 HMM Co. Ltd. (Industrials) 275,308
9,485 Hyundai Glovis Co. Ltd.
(Industrials) 779,589
5,876 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 1,077,501
3,589 Hyundai Motor Co. (Consumer
Discretionary) 482,019
9,530 Hyundai Rotem Co. Ltd.
(Industrials) 1,011,229
122,487 Industrial Bank of Korea
(Financials) 1,397,366
11,605 Kakao Corp. (Communication
Services) 359,160
30,358 KB Financial Group, Inc.
(Financials) 2,294,948
27,590 Kia Corp. (Consumer
Discretionary) 1,787,741
5,998 Korea Aerospace Industries Ltd.
(Industrials) 363,436
43,535 Korea Electric Power Corp.
(Utilities) 957,663
24,041 Korea Investment Holdings Co.
Ltd. (Financials) 1,881,879
828 Korea Zinc Co. Ltd. (Materials) 438,695
72,494 Korean Air Lines Co. Ltd.
(Industrials) 1,182,224
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
4,010 Krafton, Inc. (Communication
Services)* $ 1,072,472
4,231 KT&G Corp. (Consumer
Staples) 368,606
20,566 LG Corp. (Industrials) 1,058,336
130,464 LG Display Co. Ltd.
(Information Technology)* 814,159
30,025 LG Electronics, Inc. (Consumer
Discretionary) 1,547,277
5,111 LG H&H Co. Ltd. (Consumer
Staples) 1,207,644
5,630 LG Innotek Co. Ltd.
(Information Technology) 591,279
262,523 LG Uplus Corp.
(Communication Services) 2,435,525
27,763 Meritz Financial Group, Inc.
(Financials) 2,247,682
141,791 Mirae Asset Securities Co. Ltd.
(Financials) 1,598,065
8,595 NAVER Corp. (Communication
Services) 1,168,053
152,109 NH Investment & Securities Co.
Ltd. (Financials) 1,900,673
9,675 Orion Corp. (Consumer Staples) 774,168
1,254 POSCO Holdings, Inc.
(Materials) 227,223
10,742 Posco International Corp.
(Industrials) 381,891
873 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
652,994
8,375 Samsung C&T Corp.
(Industrials) 909,310
10,322 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 914,219
515,578 Samsung Electronics Co. Ltd.
(Information Technology) 21,001,293
3,985 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 1,168,321
52,952 Samsung Heavy Industries Co.
Ltd. (Industrials)* 648,611
5,836 Samsung Life Insurance Co.
Ltd. (Financials) 418,338
4,245 Samsung SDS Co. Ltd.
(Information Technology) 400,594
671 Samyang Foods Co. Ltd.
(Consumer Staples) 540,321
42,255 Shinhan Financial Group Co.
Ltd. (Financials) 1,779,384
19,122 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 1,288,937
59,422 SK Hynix, Inc. (Information
Technology) 8,807,566
4,548 SK Square Co. Ltd.
(Industrials)* 378,423
48,882 SK Telecom Co. Ltd.
(Communication Services) 1,824,616
6,635 S-Oil Corp. (Energy) 261,611

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
115,837 Woori Financial Group, Inc.
(Financials) $ 1,617,873
6,920 Yuhan Corp. (Health Care) 523,125
91,672,390
Taiwan – 17.2%
50,275 Accton Technology Corp.
(Information Technology) 1,249,808
349,442 Acer, Inc. (Information
Technology) 404,613
111,847 Advantech Co. Ltd.
(Information Technology) 1,276,396
251,346 ASE Technology Holding Co.
Ltd. (Information Technology) 1,157,407
714,836 Asia Cement Corp. (Materials) 998,244
56,132 Asustek Computer, Inc.
(Information Technology) 1,170,646
813,561 AUO Corp. (Information
Technology)* 348,842
40,410 Catcher Technology Co. Ltd.
(Information Technology) 283,167
1,025,446 Cathay Financial Holding Co.
Ltd. (Financials) 2,046,204
166,006 Chailease Holding Co. Ltd.
(Financials) 673,031
917,640 Chang Hwa Commercial Bank
Ltd. (Financials) 558,818
804,063 China Airlines Ltd. (Industrials) 594,290
637,919 China Steel Corp. (Materials) 420,405
230,405 Chunghwa Telecom Co. Ltd.
(Communication Services) 995,627
1,080,180 Compal Electronics, Inc.
(Information Technology) 1,038,063
1,842,835 CTBC Financial Holding Co.
Ltd. (Financials) 2,511,965
156,833 Delta Electronics, Inc.
(Information Technology) 1,957,240
39,139 E Ink Holdings, Inc.
(Information Technology) 276,873
1,361,590 E.Sun Financial Holding Co.
Ltd. (Financials) 1,353,934
39,437 Eclat Textile Co. Ltd.
(Consumer Discretionary)* 567,832
19,000 Elite Material Co. Ltd.
(Information Technology) 474,865
21,003 eMemory Technology, Inc.
(Information Technology) 1,685,510
360,494 Eva Airways Corp. (Industrials) 491,389
114,933 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 937,689
1,057,741 Far Eastern New Century Corp.
(Industrials) 1,157,679
195,912 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 794,278
725,051 First Financial Holding Co. Ltd.
(Financials) 654,441
465,856 Formosa Chemicals & Fibre
Corp. (Materials) 372,299
23,541 Fortune Electric Co. Ltd.
(Industrials) 360,949
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
1,046,695 Fubon Financial Holding Co.
Ltd. (Financials) $ 2,780,150
13,426 Global Unichip Corp.
(Information Technology) 521,924
906,288 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 4,717,651
35,756 Hotai Motor Co. Ltd.
(Consumer Discretionary) 761,210
1,655,079 Hua Nan Financial Holdings
Co. Ltd. (Financials) 1,452,478
813,561 Innolux Corp. (Information
Technology) 331,196
72,326 International Games System Co.
Ltd. (Communication Services) 2,034,497
8,815 Jentech Precision Industrial Co.
Ltd. (Information Technology) 398,563
2,600,998 KGI Financial Holding Co. Ltd.
(Financials) 1,501,485
9,364 Lotes Co. Ltd. (Information
Technology) 410,887
169,569 MediaTek, Inc. (Information
Technology) 7,129,384
733,927 Mega Financial Holding Co.
Ltd. (Financials) 971,026
89,082 Micro-Star International Co.
Ltd. (Information Technology) 423,584
291,798 Nan Ya Plastics Corp.
(Materials) 278,960
82,967 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 1,198,749
112,482 Novatek Microelectronics Corp.
(Information Technology) 1,936,724
285,832 Pegatron Corp. (Information
Technology) 800,217
29,230 PharmaEssentia Corp. (Health
Care)* 487,679
673,901 Pou Chen Corp. (Consumer
Discretionary) 701,594
129,682 President Chain Store Corp.
(Consumer Staples) 1,105,619
52,213 Quanta Computer, Inc.
(Information Technology)* 473,024
106,787 Realtek Semiconductor Corp.
(Information Technology) 1,927,750
433,015 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 672,601
2,093,426 Shin Kong Financial Holding
Co. Ltd. (Financials)* 841,743
1,431,303 SinoPac Financial Holdings Co.
Ltd. (Financials) 1,096,098
364,685 Synnex Technology
International Corp. (Information
Technology) 866,429
1,285,160 Taishin Financial Holding Co.
Ltd. (Financials) 735,455
1,510,720 Taiwan Business Bank
(Financials) 743,551

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
1,082,415 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) $ 866,842
419,000 Taiwan High Speed Rail Corp.
(Industrials) 383,788
150,884 Taiwan Mobile Co. Ltd.
(Communication Services) 573,962
2,779,972 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 89,701,951
516,355 TCC Group Holdings Co. Ltd.
(Materials) 505,698
772,478 Uni-President Enterprises Corp.
(Consumer Staples) 2,051,796
666,937 United Microelectronics Corp.
(Information Technology) 1,040,403
17,948 Voltronic Power Technology
Corp. (Industrials) 808,509
129,894 Wan Hai Lines Ltd. (Industrials) 468,110
58,568 Wistron Corp. (Information
Technology) 227,678
180,000 WPG Holdings Ltd.
(Information Technology) 422,844
30,523 Yageo Corp. (Information
Technology) 499,066
218,325 Yang Ming Marine Transport
Corp. (Industrials) 579,898
1,532,259 Yuanta Financial Holding Co.
Ltd. (Financials) 1,602,894
199,808 Zhen Ding Technology Holding
Ltd. (Information Technology) 686,729
164,532,900
Thailand – 1.2%
82,616 Advanced Info Service PCL,
NVDR (Communication
Services) 719,768
441,400 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 289,090
128,000 Bumrungrad Hospital PCL,
NVDR (Health Care) 545,884
422,200 Central Pattana PCL, NVDR
(Real Estate) 585,183
893,500 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 666,842
376,677 CP ALL PCL, NVDR
(Consumer Staples) 539,298
649,300 CP AXTRA PCL, NVDR
(Consumer Staples) 371,848
540,500 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 1,712,345
336,863 Gulf Development PCL, NVDR
(Utilities)* 461,772
133,600 Kasikornbank PCL, NVDR
(Financials) 626,743
1,226,200 Krung Thai Bank PCL, NVDR
(Financials) 829,233
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
939,700 Minor International
PCL, NVDR (Consumer
Discretionary) $ 709,910
1,297,400 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 466,357
1,133,800 PTT PCL, NVDR (Energy) 1,027,509
116,800 SCB X PCL, NVDR
(Financials) 421,622
161,000 Siam Cement PCL (The),
NVDR (Materials) 814,134
1,553,700 True Corp. PCL, NVDR
(Communication Services)* 591,615
11,379,153
Turkey – 0.5%
692,013 Akbank TAS (Financials) 898,483
162,790 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 537,631
69,270 BIM Birlesik Magazalar AS
(Consumer Staples) 840,241
56,881 Pegasus Hava Tasimaciligi AS
(Industrials)* 349,620
78,932 Turk Hava Yollari AO
(Industrials)* 549,623
219,365 Turkcell Iletisim Hizmetleri AS
(Communication Services) 530,220
1,920,410 Turkiye Is Bankasi AS, Class C
(Financials) 526,083
1,127,084 Yapi ve Kredi Bankasi AS
(Financials)* 731,251
4,963,152
United Arab Emirates – 1.5%
374,772 Abu Dhabi Commercial Bank
PJSC (Financials) 1,232,574
385,996 Abu Dhabi Islamic Bank PJSC
(Financials) 2,015,628
412,100 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 407,276
238,900 ADNOC Drilling Co. PJSC
(Energy) 341,472
320,733 Aldar Properties PJSC (Real
Estate) 725,644
2,170,344 Americana Restaurants
International PLC - Foreign
Company (Consumer
Discretionary) 1,205,418
828,827 Dubai Islamic Bank PJSC
(Financials) 1,861,645
175,857 Emaar Development PJSC (Real
Estate) 641,569
619,308 Emaar Properties PJSC (Real
Estate) 2,217,234
328,485 Emirates NBD Bank PJSC
(Financials) 2,003,285
140,553 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 657,419

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
327,304 First Abu Dhabi Bank PJSC
(Financials) $ 1,434,684
14,743,848
United Kingdom – 0.1%
24,722 Anglogold Ashanti PLC
(Materials) 1,054,185
United States – 0.1%
165,249 JBS SA (Consumer Staples) 1,156,618
TOTAL COMMON STOCKS
(Cost $714,640,329)
929,770,262
Shares Description Rate Value
a
Preferred Stocks – 1.7%
Brazil – 1.2%
351,288 Banco Bradesco
SA (Financials) 8.28% 992,815
64,070 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 4.12 525,007
273,624 Cia Energetica
de Minas Gerais
(Utilities) 17.12 517,456
306,065 Cia Paranaense
de Energia -
Copel (Utilities) 6.45 676,520
248,208 Gerdau SA
(Materials) 4.20 660,352
703,545 Itau Unibanco
Holding SA
(Financials) 6.40 4,594,114
832,385 Itausa SA
(Financials) 8.19 1,607,540
389,214 Petroleo
Brasileiro
SA - Petrobras
(Energy) 11.57 2,098,152
11,671,956
Colombia – 0.1%
115,489 Grupo Cibest SA
(Financials) 10.57 1,187,349
Russia – 0.0%
3,212,489 Surgutneftegas
PJSC (Energy)
(c)
0.00 —
South Korea – 0.4%
3,027 Hyundai Motor
Co. (Consumer
Discretionary) 8.50 324,486
2,644 Hyundai Motor
Co. (Consumer
Discretionary) 8.51 283,046
Shares Description Rate Value
a
Preferred Stocks – (continued)
South Korea – (continued)
79,771 Samsung
Electronics Co.
Ltd. (Information
Technology) 3.14% $ 2,665,394
3,272,926
TOTAL PREFERRED STOCKS
(Cost $13,651,655)
16,132,231
Shares Description Value
Exchange-Traded Fund – 0.8%
United States – 0.8%
331,159 iShares MSCI Malaysia ETF
(b)
(Cost $9,507,789)
7,934,570
Units Description Expiration Month Value
aa
Right – 0.0%
South Korea – 0.0%
185 Hanwha
Aerospace Co.
Ltd.*
(Cost $0)
07/25 17,029
Shares Dividend Rate Value
aa a
Investment Company – 3.0%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
28,467,783 4.192% 28,467,783
(Cost $28,467,783)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $766,267,556)
982,321,875
a
Securities Lending Reinvestment Vehicle – 0.9%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
8,185,495 4.216% 8,185,495
(Cost $8,185,495)
TOTAL INVESTMENTS – 103.8%
(Cost $774,453,051)
$ 990,507,370
LIABILITIES IN EXCESS OF OTHER ASSETS
– (3.8)%
(36,166,963)
NET ASSETS – 100.0%
$ 954,340,407
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PLC
—
Public Limited Company
Sector Name
% of
Market
Value
Financials
25 .8%
Information Technology
21 .4
Consumer Discretionary
12 .9
Communication Services
9 .5
Industrials
5 .6
Materials
5 .3
Consumer Staples
5 .2
Health Care
3 .5
Energy
3 .1
Investment Company
2 .9
Utilities
2 .2
Real Estate
1 .0
Exchange-Traded Fund
0 .8
Securities Lending Reinvestment Vehicle
0 .8
TOTAL INVESTMENTS
100 .0%
**End swaps header**

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 98.7%
Australia – 0.7%
129,589 Glencore PLC (Materials)* $ 495,263
4,621 Rio Tinto PLC (Materials) 274,317
769,580
Austria – 0.4%
2,809 Erste Group Bank AG
(Financials) 225,935
5,045 Mondi PLC (Materials) 82,015
1,843 OMV AG (Energy) 98,546
406,496
Belgium – 1.2%
5,887 Ageas SA/NV (Financials) 383,951
3,441 Anheuser-Busch InBev SA/NV
(Consumer Staples) 242,353
130 D’ieteren Group (Consumer
Discretionary) 26,698
3,916 Groupe Bruxelles Lambert NV
(Financials) 319,864
1,253 KBC Group NV (Financials) 123,698
121 Sofina SA (Financials) 35,001
831 UCB SA (Health Care) 150,848
1,282,413
Brazil – 0.0%
1,655 Yara International ASA
(Materials) 59,286
China – 0.2%
4,039 Prosus NV (Consumer
Discretionary)* 207,254
Denmark – 3.8%
223 AP Moller – Maersk A/S, Class
A (Industrials)
(a)
398,435
221 AP Moller – Maersk A/S, Class
B (Industrials) 399,739
327 Coloplast A/S, Class B (Health
Care) 31,631
1,681 Danske Bank A/S (Financials) 64,239
4,787 Demant A/S (Health Care)* 187,233
427 DSV A/S (Industrials) 100,597
631 Genmab A/S (Health Care)* 132,476
24,982 Novo Nordisk A/S, Class B
(Health Care) 1,724,778
328 Novonesis Novozymes B, Class
B (Materials) 23,052
1,910 Pandora A/S (Consumer
Discretionary) 347,801
8,306 ROCKWOOL A/S, Class B
(Industrials) 393,574
8,116 Tryg A/S (Financials) 208,497
6,132 Vestas Wind Systems A/S
(Industrials) 96,729
4,108,781
Finland – 1.5%
1,955 Elisa OYJ (Communication
Services) 102,981
1,680 Kone OYJ, Class B (Industrials) 104,592
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
62,940 Nokia OYJ (Information
Technology) $ 326,968
17,260 Nordea Bank Abp (Financials) 250,123
7,085 Orion OYJ, Class B (Health
Care) 480,584
17,785 Sampo OYJ, Class A
(Financials) 189,709
1,184 UPM-Kymmene OYJ
(Materials) 32,784
5,750 Wartsila OYJ Abp (Industrials) 115,083
1,602,824
France – 13.9%
2,913 Accor SA (Consumer
Discretionary) 154,602
262 Aeroports de Paris SA
(Industrials)
(a)
35,127
3,012 Air Liquide SA (Materials) 623,694
1,800 Airbus SE (Industrials) 331,203
9,921 Alstom SA (Industrials)* 224,187
770 Amundi SA (Financials)
(b)
62,807
418 Arkema SA (Materials) 29,848
15,239 AXA SA (Financials) 718,127
1,063 BioMerieux (Health Care)
(a)
142,520
7,459 BNP Paribas SA (Financials) 653,209
21,845 Bollore SE (Communication
Services) 138,877
15,628 Bouygues SA (Industrials) 681,104
1,859 Bureau Veritas SA (Industrials) 63,482
1,160 Capgemini SE (Information
Technology) 192,595
30,636 Carrefour SA (Consumer
Staples)
(a)
457,873
4,710 Cie de Saint-Gobain SA
(Industrials) 528,501
6,200 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 237,059
21,537 Credit Agricole SA
(Financials)
(a)
393,766
6,041 Danone SA (Consumer Staples) 516,000
177 Dassault Aviation SA
(Industrials) 64,059
2,839 Dassault Systemes (Information
Technology) 106,358
5,399 Eiffage SA (Industrials) 742,248
12,031 Engie SA (Utilities) 259,301
1,911 EssilorLuxottica SA (Health
Care) 530,868
593 Eurazeo SE (Financials) 41,436
6,089 FDJ UNITED (Consumer
Discretionary)
(b)
223,552
619 Gecina SA REIT (Real Estate) 68,094
10,792 Getlink SE (Industrials)* 206,440
205 Hermes International SCA
(Consumer Discretionary) 565,060
3,141 Ipsen SA (Health Care)* 369,776
6,700 Klepierre SA REIT (Real
Estate) 262,109
1,066 Legrand SA (Industrials) 129,428

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
1,953 L'Oreal SA (Consumer Staples) $ 825,665
1,730 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 939,275
16,152 Orange SA (Communication
Services) 240,851
843 Publicis Groupe SA
(Communication Services) 91,759
8,633 Rexel SA (Industrials) 242,369
1,589 Safran SA (Industrials) 471,543
97 Sartorius Stedim Biotech
(Health Care) 21,363
9,027 Societe Generale SA
(Financials) 490,362
2,771 Teleperformance SE
(Industrials)
(a)
280,100
149 Thales SA (Industrials) 45,231
15,294 TotalEnergies SE (Energy) 896,948
4,611 Veolia Environnement SA
(Utilities) 158,505
3,754 Vinci SA (Industrials) 536,339
14,993,620
Germany – 15.9%
2,094 adidas AG (Consumer
Discretionary) 521,799
3,303 Allianz SE (Financials) 1,307,532
1,859 BASF SE (Materials) 89,482
23,894 Bayer AG (Health Care) 670,954
454 Bayerische Motoren Werke AG
(Consumer Discretionary) 40,253
1,879 Beiersdorf AG (Consumer
Staples) 257,363
1,982 Brenntag SE (Industrials) 134,194
6,414 Commerzbank AG (Financials) 195,071
4,332 Continental AG (Consumer
Discretionary) 380,154
461 CTS Eventim AG & Co. KGaA
(Communication Services) 55,842
482 Daimler Truck Holding AG
(Industrials) 20,908
27,994 Deutsche Bank AG (Financials) 774,166
1,511 Deutsche Boerse AG
(Financials) 486,306
8,929 Deutsche Lufthansa AG
(Industrials) 71,423
12,311 Deutsche Post AG (Industrials) 550,238
23,510 Deutsche Telekom AG
(Communication Services) 888,235
7,634 E.ON SE (Utilities) 133,724
13,719 Evonik Industries AG
(Materials) 296,850
6,146 Fresenius Medical Care AG
(Health Care) 349,002
9,237 Fresenius SE & Co. KGaA
(Health Care) 452,799
5,442 GEA Group AG (Industrials) 363,886
230 Hannover Rueck SE
(Financials) 72,692
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
2,996 Heidelberg Materials AG
(Materials) $ 586,539
1,953 Henkel AG & Co. KGaA
(Consumer Staples) 143,228
3,708 Infineon Technologies AG
(Information Technology) 144,281
2,519 Knorr-Bremse AG (Industrials) 254,513
10,719 Mercedes-Benz Group AG
(Consumer Discretionary) 639,955
354 Merck KGaA (Health Care) 46,417
260 MTU Aero Engines AG
(Industrials) 103,455
919 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 596,139
2,558 Nemetschek SE (Information
Technology) 355,156
552 Rational AG (Industrials) 453,388
336 Rheinmetall AG (Industrials) 719,023
7,988 SAP SE (Information
Technology) 2,411,284
1,444 Scout24 SE (Communication
Services)
(b)
196,552
4,931 Siemens AG (Industrials) 1,185,640
7,035 Siemens Energy AG
(Industrials)* 682,845
396 Symrise AG (Materials) 47,226
1,195 Talanx AG (Financials) 155,062
7,369 Zalando SE (Consumer
Discretionary)*
(b)
263,100
17,096,676
Hong Kong – 0.0%
3,721 Prudential PLC (Financials) 42,392
Ireland – 0.3%
372 AerCap Holdings NV
(Industrials) 43,051
7,517 AIB Group PLC (Financials) 59,053
11,186 Bank of Ireland Group PLC
(Financials) 153,403
249 Kerry Group PLC, Class A
(Consumer Staples) 27,194
282,701
Italy – 5.5%
6,511 Banca Mediolanum SpA
(Financials) 108,139
21,713 Banco BPM SpA (Financials)
(a)
249,209
16,532 BPER Banca SpA (Financials) 146,615
4,686 Coca-Cola HBC AG (Consumer
Staples)* 244,052
50,073 Enel SpA (Utilities) 459,595
26,912 Eni SpA (Energy) 396,319
448 Ferrari NV (Consumer
Discretionary) 214,321
13,770 FinecoBank Banca Fineco SpA
(Financials) 297,328
13,061 Generali (Financials) 475,222

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
10,582 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
$ 124,097
90,665 Intesa Sanpaolo SpA
(Financials) 505,374
4,602 Leonardo SpA (Industrials) 283,268
6,344 Mediobanca Banca di Credito
Finanziario SpA (Financials)
(a)
150,667
2,677 Moncler SpA (Consumer
Discretionary) 167,331
18,935 Poste Italiane SpA (Financials)
(b)
410,788
3,241 Prysmian SpA (Industrials) 208,251
2,083 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 124,858
2,295 Ryanair Holdings PLC
(Industrials) 60,888
26,566 Snam SpA (Utilities) 158,818
48,224 Telecom Italia SpA
(Communication Services)* 20,607
14,349 Terna - Rete Elettrica Nazionale
(Utilities) 145,923
10,660 UniCredit SpA (Financials) 684,476
17,068 Unipol Assicurazioni SpA
(Financials) 333,856
5,970,002
Luxembourg – 0.3%
3,257 ArcelorMittal (Materials) 98,797
8,365 CVC Capital Partners PLC
(Financials)
(b)
155,456
746 Eurofins Scientific SE (Health
Care) 49,747
304,000
Netherlands – 7.0%
12,263 ABN AMRO Bank NV
(Financials)
(b)
316,994
102 Adyen NV (Financials)*
(b)
195,648
12,943 Aegon Ltd. (Financials) 92,658
1,275 Akzo Nobel NV (Materials) 86,789
227 Argenx SE (Health Care)* 130,500
151 ASM International NV
(Information Technology) 82,214
2,965 ASML Holding NV
(Information Technology) 2,201,040
2,607 ASR Nederland NV (Financials) 167,158
176 BE Semiconductor Industries
NV (Information Technology) 21,289
1,742 Euronext NV (Financials)
(b)
283,589
6,893 EXOR NV (Financials) 663,584
3,072 Heineken Holding NV
(Consumer Staples) 239,242
531 Heineken NV (Consumer
Staples) 47,273
21,023 ING Groep NV (Financials) 445,824
7,563 JDE Peet’s NV (Consumer
Staples) 207,951
21,011 Koninklijke Ahold Delhaize NV
(Consumer Staples) 886,846
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
46,341 Koninklijke KPN NV
(Communication Services) $ 217,695
1,225 Koninklijke Philips NV (Health
Care) 28,161
7,082 NN Group NV (Financials) 445,568
3,084 Randstad NV (Industrials) 129,401
1,878 Universal Music Group NV
(Communication Services) 60,037
2,726 Wolters Kluwer NV
(Industrials) 483,701
7,433,162
Norway – 0.9%
5,662 DNB Bank ASA (Financials) 151,454
3,558 Equinor ASA (Energy) 83,403
8,081 Gjensidige Forsikring ASA
(Financials) 204,375
1,056 Kongsberg Gruppen ASA
(Industrials) 185,833
2,163 Mowi ASA (Consumer Staples) 40,350
17,171 Orkla ASA (Consumer Staples) 194,278
8,423 Telenor ASA (Communication
Services) 129,101
988,794
Poland – 0.3%
22,468 InPost SA (Industrials)* 369,339
Portugal – 0.3%
13,436 Jeronimo Martins SGPS SA
(Consumer Staples) 338,012
Singapore – 0.1%
3,125 STMicroelectronics NV
(Information Technology) 78,421
South Africa – 0.1%
3,320 Anglo American PLC
(Materials)* 98,722
Spain – 5.1%
7,640 ACS Actividades de
Construccion y Servicios SA
(Industrials) 501,751
615 Aena SME SA (Industrials)
(b)
165,469
1,737 Amadeus IT Group SA
(Consumer Discretionary) 144,700
47,141 Banco Bilbao Vizcaya
Argentaria SA (Financials) 706,958
86,386 Banco de Sabadell SA
(Financials) 275,086
135,310 Banco Santander SA
(Financials) 1,080,038
3,341 Bankinter SA (Financials) 43,011
26,311 CaixaBank SA (Financials) 223,664
5,787 Endesa SA (Utilities) 176,593
27,458 Grifols SA (Health Care)* 295,196
36,746 Iberdrola SA (Utilities) 670,792
9,613 Industria de Diseno Textil SA
(Consumer Discretionary) 520,776
7,351 Redeia Corp. SA (Utilities) 151,883

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
1,616 Repsol SA (Energy) $ 21,749
90,377 Telefonica SA (Communication
Services)
(a)
483,454
5,461,120
Sweden – 4.4%
2,822 AddTech AB, Class B
(Industrials) 96,780
1,868 Alfa Laval AB (Industrials) 79,291
8,484 Assa Abloy AB, Class B
(Industrials) 268,433
12,933 Atlas Copco AB, Class A
(Industrials) 207,225
8,082 Atlas Copco AB, Class B
(Industrials) 114,899
2,442 Epiroc AB, Class A (Industrials) 54,535
1,520 Epiroc AB, Class B (Industrials) 29,672
1,750 Essity AB, Class B (Consumer
Staples) 51,070
26,379 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(a)
377,080
16,457 Hexagon AB, Class B
(Information Technology) 165,513
3,015 Holmen AB, Class B (Materials) 124,305
5,569 Industrivarden AB, Class A
(Financials) 201,424
6,033 Industrivarden AB, Class C
(Financials) 217,516
2,794 Indutrade AB (Industrials) 75,574
2,144 Investment AB Latour, Class B
(Industrials) 56,430
13,740 Investor AB, Class B
(Financials) 403,691
3,642 L E Lundbergforetagen AB,
Class B (Financials) 185,646
2,729 Lifco AB, Class B (Industrials) 110,922
2,144 Saab AB, Class B (Industrials) 108,160
4,811 Sandvik AB (Industrials) 104,886
4,214 Securitas AB, Class B
(Industrials)
(a)
62,190
6,654 Skandinaviska Enskilda Banken
AB, Class A (Financials) 110,808
10,557 Skanska AB, Class B
(Industrials) 250,490
3,072 SKF AB, Class B (Industrials) 67,421
7,827 Svenska Handelsbanken AB,
Class A (Financials) 104,347
4,143 Swedbank AB, Class A
(Financials) 111,933
2,699 Swedish Orphan Biovitrum AB
(Health Care)* 82,389
7,922 Tele2 AB, Class B
(Communication Services) 118,315
56,186 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology)
(a)
476,633
24,571 Telia Co. AB (Communication
Services) 94,754
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
1,776 Trelleborg AB, Class B
(Industrials) $ 64,939
4,019 Volvo AB, Class B (Industrials) 111,261
4,688,532
Switzerland – 7.8%
9,615 ABB Ltd. (Industrials) 544,680
7,964 Avolta AG (Consumer
Discretionary)* 427,306
1,034 Baloise Holding AG
(Financials) 245,678
835 Banque Cantonale Vaudoise
(Financials)
(a)
96,759
112 BKW AG (Utilities) 23,571
2 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 32,207
2,010 Cie Financiere Richemont SA
(Consumer Discretionary) 378,855
353 EMS-Chemie Holding AG
(Materials) 268,547
169 Galderma Group AG (Health
Care) 22,155
709 Geberit AG (Industrials) 529,021
9 Givaudan SA (Materials) 45,222
1,185 Helvetia Holding AG
(Financials) 280,979
2,171 Julius Baer Group Ltd.
(Financials) 143,016
1,334 Kuehne + Nagel International
AG (Industrials) 300,477
4,626 Logitech International SA
(Information Technology) 385,373
225 Lonza Group AG (Health Care) 155,888
341 Partners Group Holding AG
(Financials) 457,406
2,115 Sandoz Group AG (Health Care) 107,430
697 Schindler Holding AG
(Industrials) 239,248
682 Schindler Holding AG
(Industrials) 242,732
3,458 SGS SA (Industrials) 361,058
1,032 SIG Group AG (Materials)* 21,103
541 Sika AG (Materials) 144,675
699 Sonova Holding AG (Health
Care) 219,174
2,036 Straumann Holding AG (Health
Care) 261,578
423 Swiss Life Holding AG
(Financials) 422,923
1,686 Swiss Prime Site AG (Real
Estate) 239,904
251 Swisscom AG (Communication
Services) 172,772
488 Temenos AG (Information
Technology) 36,264
19,913 UBS Group AG (Financials) 634,802
377 VAT Group AG (Industrials)
(b)
143,494

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
1,246 Zurich Insurance Group AG
(Financials) $ 875,408
8,459,705
United Kingdom – 17.4%
10,023 3i Group PLC (Financials) 550,393
10,512 Admiral Group PLC
(Financials) 474,895
376 Ashtead Group PLC
(Industrials) 21,981
6,810 Associated British Foods PLC
(Consumer Staples) 191,295
11,593 AstraZeneca PLC (Health Care) 1,675,939
49,620 Auto Trader Group PLC
(Communication Services)
(b)
531,306
43,821 Aviva PLC (Financials) 360,833
10,962 BAE Systems PLC (Industrials) 281,095
135,603 Barclays PLC (Financials) 598,891
15,783 Barratt Redrow PLC (Consumer
Discretionary) 98,078
10,762 British American Tobacco PLC
(Consumer Staples) 483,867
46,394 BT Group PLC
(Communication Services) 112,272
3,915 Bunzl PLC (Industrials) 125,443
261,764 Centrica PLC (Utilities) 558,979
1,735 Coca-Cola Europacific Partners
PLC (Consumer Staples) 159,256
8,866 Compass Group PLC
(Consumer Discretionary) 311,460
2,392 DCC PLC (Industrials) 149,545
6,527 Diageo PLC (Consumer
Staples) 177,536
3,556 Halma PLC (Information
Technology) 139,356
4,080 Hikma Pharmaceuticals PLC
(Health Care) 117,745
124,831 HSBC Holdings PLC
(Financials) 1,469,954
9,551 Imperial Brands PLC
(Consumer Staples) 361,928
13,617 Informa PLC (Communication
Services) 144,225
639 InterContinental Hotels Group
PLC (Consumer Discretionary) 73,195
25,140 International Consolidated
Airlines Group SA (Industrials) 110,593
2,006 Intertek Group PLC
(Industrials) 129,471
112,680 J Sainsbury PLC (Consumer
Staples) 433,679
452,175 JD Sports Fashion PLC
(Consumer Discretionary) 512,948
145,267 Kingfisher PLC (Consumer
Discretionary) 543,818
6,922 Land Securities Group PLC
REIT (Real Estate) 59,088
49,704 Legal & General Group PLC
(Financials) 166,700
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
359,442 Lloyds Banking Group PLC
(Financials) $ 374,208
2,243 London Stock Exchange Group
PLC (Financials) 341,046
97,967 M&G PLC (Financials) 312,713
11,774 Marks & Spencer Group PLC
(Consumer Staples) 59,447
12,808 National Grid PLC (Utilities)
(a)
180,754
57,397 NatWest Group PLC
(Financials) 406,055
2,463 Next PLC (Consumer
Discretionary) 427,309
15,725 Pearson PLC (Consumer
Discretionary) 247,050
11,223 Phoenix Group Holdings PLC
(Financials) 95,955
2,784 Reckitt Benckiser Group PLC
(Consumer Staples) 188,920
13,902 RELX PLC (Industrials) 748,778
44,791 Rolls-Royce Holdings PLC
(Industrials) 523,210
27,799 Sage Group PLC (The)
(Information Technology) 456,983
4,808 Schroders PLC (Financials) 23,044
7,417 Segro PLC REIT (Real Estate) 69,715
6,641 Smith & Nephew PLC (Health
Care) 96,229
6,046 Smiths Group PLC (Industrials) 175,623
825 Spirax Group PLC (Industrials) 63,582
23,317 Standard Chartered PLC
(Financials) 364,123
64,405 Tesco PLC (Consumer Staples) 336,991
13,882 Unilever PLC (Consumer
Staples) 881,178
544,891 Vodafone Group PLC
(Communication Services) 564,925
1,505 Whitbread PLC (Consumer
Discretionary) 58,736
30,976 Wise PLC, Class A
(Financials)* 459,082
18,772 WPP PLC (Communication
Services) 151,738
18,733,158
United States – 11.6%
2,103 Alcon AG (Health Care) 180,978
104,447 BP PLC (Energy) 506,716
6,111 Experian PLC (Industrials) 304,340
2,636 Ferrovial SE (Industrials) 134,185
33,685 GSK PLC (Health Care) 684,569
41,191 Haleon PLC (Health Care) 229,914
5,145 Holcim AG (Materials)* 570,017
17,687 Nestle SA (Consumer Staples) 1,888,077
16,429 Novartis AG (Health Care) 1,880,371
3,825 QIAGEN NV (Health Care)* 172,608
5,927 Roche Holding AG (Health
Care) 1,915,426
654 Roche Holding AG (Health
Care) 222,896
7,224 Sanofi SA (Health Care) 717,756

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
3,569 Schneider Electric SE
(Industrials) $ 896,846
39,975 Shell PLC (Energy) 1,320,485
620 Spotify Technology SA
(Communication Services)* 412,387
2,091 Swiss Re AG (Financials) 369,689
2,773 Tenaris SA (Energy)
(a)
46,497
12,453,757
TOTAL COMMON STOCKS
(Cost $91,619,149)
106,228,747
Shares Description Rate Value
a
Preferred Stocks – 0.3%
Germany – 0.3%
380 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 5.84% 31,471
1,689 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.89 135,141
3,083 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.44 122,849
610 Volkswagen
AG (Consumer
Discretionary) 6.67 66,037
TOTAL PREFERRED STOCKS
(Cost $368,013)
355,498
Shares Dividend Rate Value
aa a
Investment Company – 1.8%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,916,005 4.192% 1,916,005
(Cost $1,916,005)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $93,903,167)
108,500,250
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 2.4%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,568,984 4.216% $ 2,568,984
(Cost $2,568,984)
TOTAL INVESTMENTS – 103.2%
(Cost $96,472,151)
$ 111,069,234
LIABILITIES IN EXCESS OF OTHER ASSETS
– (3.2)%
(3,474,532)
NET ASSETS – 100.0%
$ 107,594,702
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 25.0%
Industrials 19.0
Health Care 13.2
Consumer Staples 9.1
Consumer Discretionary 8.3
Information Technology 6.8
Communication Services 4.5
Materials 3.7
Energy 3.0
Utilities 2.8
Investment Company 1.7
Real Estate 0.6
Securities Lending Reinvestment Vehicle 2.3
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EUROPE JUN25 22 06/20/25 $ 924,094 $ 12,574

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.0%
Australia – 5.8%
531,201 ANZ Group Holdings Ltd.
(Financials) $ 9,927,454
184,007 APA Group (Utilities) 981,683
103,374 Aristocrat Leisure Ltd.
(Consumer Discretionary) 4,151,244
39,231 ASX Ltd. (Financials) 1,800,119
481,491 BHP Group Ltd. (Materials) 11,852,283
195,895 BlueScope Steel Ltd.
(Materials) 2,868,053
141,217 Brambles Ltd. (Industrials) 2,107,512
47,882 Cochlear Ltd. (Health Care) 8,366,128
921,699 Coles Group Ltd. (Consumer
Staples) 12,812,245
236,831 Commonwealth Bank of
Australia (Financials) 26,817,001
65,856 Computershare Ltd.
(Industrials) 1,704,589
319,386 Evolution Mining Ltd.
(Materials) 1,819,037
2,955,895 Glencore PLC (Materials)* 11,296,823
37,316 Goodman Group REIT (Real
Estate) 790,564
374,283 Insurance Australia Group Ltd.
(Financials) 2,081,116
3,058,072 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 10,036,915
32,688 Macquarie Group Ltd.
(Financials) 4,506,200
1,116,063 Medibank Pvt Ltd. (Financials) 3,426,017
453,774 National Australia Bank Ltd.
(Financials) 11,097,000
78,519 Northern Star Resources Ltd.
(Materials) 1,060,139
143,118 Origin Energy Ltd. (Utilities) 996,561
70,091 Pro Medicus Ltd. (Health Care) 12,720,645
396,017 Qantas Airways Ltd.
(Industrials) 2,704,031
311,279 QBE Insurance Group Ltd.
(Financials) 4,639,496
52,890 REA Group Ltd.
(Communication Services) 8,159,097
78,866 Rio Tinto PLC (Materials) 4,681,740
1,261,273 Scentre Group REIT (Real
Estate) 2,978,911
43,619 SGH Ltd. (Industrials) 1,424,604
613,712 Sigma Healthcare Ltd. (Health
Care) 1,232,258
165,051 Sonic Healthcare Ltd. (Health
Care) 2,832,850
927,248 South32 Ltd. (Materials) 1,820,028
569,193 Stockland REIT (Real Estate) 2,000,021
331,300 Suncorp Group Ltd. (Financials) 4,398,484
1,457,844 Telstra Group Ltd.
(Communication Services) 4,484,575
374,794 Transurban Group (Industrials) 3,420,198
1,403,768 Vicinity Ltd. REIT (Real Estate) 2,222,352
119,816 Washington H Soul Pattinson &
Co. Ltd. (Financials) 2,847,584
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
275,228 Wesfarmers Ltd. (Consumer
Discretionary) $ 14,704,753
553,111 Westpac Banking Corp.
(Financials) 11,589,884
524,712 Woolworths Group Ltd.
(Consumer Staples) 10,755,060
230,115,254
Austria – 0.3%
79,985 Erste Group Bank AG
(Financials) 6,433,396
164,122 Mondi PLC (Materials) 2,668,096
52,255 OMV AG (Energy) 2,794,092
11,895,584
Belgium – 0.8%
150,236 Ageas SA/NV (Financials) 9,798,417
72,846 Anheuser-Busch InBev SA/NV
(Consumer Staples) 5,130,615
7,240 D’ieteren Group (Consumer
Discretionary) 1,486,856
83,983 Groupe Bruxelles Lambert NV
(Financials) 6,859,841
42,027 KBC Group NV (Financials) 4,148,965
9,538 Sofina SA (Financials) 2,758,981
17,242 UCB SA (Health Care) 3,129,882
33,313,557
Brazil – 0.1%
46,608 Wheaton Precious Metals Corp.
(Materials) 4,030,807
49,488 Yara International ASA
(Materials) 1,772,765
5,803,572
Canada – 10.0%
49,868 Agnico Eagle Mines Ltd.
(Materials) 5,867,229
58,035 Alamos Gold, Inc., Class A
(Materials) 1,500,101
60,724 Alimentation Couche-Tard, Inc.
(Consumer Staples) 3,142,305
128,325 AltaGas Ltd. (Utilities) 3,578,298
92,040 Bank of Montreal (Financials) 9,865,038
222,142 Bank of Nova Scotia (The)
(Financials) 11,863,622
47,907 Barrick Mining Corp.
(Materials) 917,060
58,119 Brookfield Asset Management
Ltd., Class A (Financials)
(a)
3,263,659
97,963 Brookfield Corp. (Financials) 5,646,436
186,113 Canadian Imperial Bank of
Commerce (Financials) 12,646,669
17,385 Canadian National Railway Co.
(Industrials) 1,824,037
47,574 Canadian Natural Resources
Ltd. (Energy) 1,441,804
36,018 Canadian Pacific Kansas City
Ltd. (Industrials) 2,936,294
83,184 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 10,550,535

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
106,983 Canadian Utilities Ltd., Class A
(Utilities) $ 2,986,296
13,572 Celestica, Inc. (Information
Technology)* 1,568,684
491,786 Cenovus Energy, Inc. (Energy) 6,466,774
27,291 CGI, Inc. (Information
Technology) 2,928,282
5,956 Constellation Software, Inc.
(Information Technology) 21,553,967
43,064 Dollarama, Inc. (Consumer
Discretionary) 5,528,053
95,510 Element Fleet Management
Corp. (Industrials) 2,271,484
78,384 Emera, Inc. (Utilities) 3,586,412
456,263 Empire Co. Ltd. (Consumer
Staples) 17,577,549
268,971 Enbridge, Inc. (Energy) 12,494,402
6,683 Fairfax Financial Holdings Ltd.
(Financials) 11,349,751
5,430 FirstService Corp. (Real Estate) 949,988
83,937 Fortis, Inc. (Utilities)
(a)
4,093,222
12,724 Franco-Nevada Corp.
(Materials) 2,139,283
57,902 George Weston Ltd. (Consumer
Staples) 11,635,567
15,768 Gildan Activewear, Inc.
(Consumer Discretionary) 732,809
47,174 Great-West Lifeco, Inc.
(Financials)
(a)
1,787,188
93,803 Hydro One Ltd. (Utilities)
(b)
3,447,300
32,332 iA Financial Corp., Inc.
(Financials) 3,285,521
112,769 IGM Financial, Inc. (Financials) 3,593,156
41,752 Imperial Oil Ltd. (Energy)
(a)
2,975,280
19,933 Intact Financial Corp.
(Financials) 4,513,720
109,702 Keyera Corp. (Energy)
(a)
3,337,456
317,346 Kinross Gold Corp. (Materials) 4,676,119
109,007 Loblaw Cos. Ltd. (Consumer
Staples) 18,355,861
103,518 Lundin Gold, Inc. (Materials) 4,992,384
285,739 Magna International, Inc.
(Consumer Discretionary) 10,353,480
291,409 Manulife Financial Corp.
(Financials) 9,261,845
55,564 Metro, Inc. (Consumer Staples) 4,325,663
85,170 National Bank of Canada
(Financials) 8,366,786
40,306 Nutrien Ltd. (Materials) 2,376,821
38,778 Open Text Corp. (Information
Technology) 1,095,977
81,170 Pan American Silver Corp.
(Materials) 1,975,897
117,186 Pembina Pipeline Corp.
(Energy) 4,383,342
207,028 Power Corp. of Canada
(Financials) 7,996,841
73,594 Quebecor, Inc., Class B
(Communication Services) 2,066,595
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
71,907 Rogers Communications,
Inc., Class B (Communication
Services) $ 1,926,655
258,991 Royal Bank of Canada
(Financials) 32,764,024
95,307 Saputo, Inc. (Consumer Staples) 1,832,734
89,279 Shopify, Inc., Class A
(Information Technology)* 9,521,708
43,173 Stantec, Inc. (Industrials) 4,432,694
89,413 Sun Life Financial, Inc.
(Financials)
(a)
5,748,652
241,921 Suncor Energy, Inc. (Energy) 8,584,549
121,226 TC Energy Corp. (Energy) 6,131,173
57,269 TELUS Corp. (Communication
Services) 936,330
17,197 TFI International, Inc.
(Industrials) 1,481,997
5,753 Thomson Reuters Corp.
(Industrials) 1,140,851
110,596 TMX Group Ltd. (Financials) 4,461,806
25,471 Toromont Industries Ltd.
(Industrials) 2,204,665
219,727 Toronto-Dominion Bank (The)
(Financials) 15,144,934
77,286 WSP Global, Inc. (Industrials) 15,806,826
398,192,440
Chile – 0.0%
86,483 Lundin Mining Corp.
(Materials) 817,058
China – 0.4%
1,633,747 BOC Hong Kong Holdings Ltd.
(Financials) 6,896,216
89,126 Prosus NV (Consumer
Discretionary)* 4,573,353
1,005,438 Wilmar International Ltd.
(Consumer Staples) 2,377,936
13,847,505
Denmark – 2.4%
5,087 AP Moller – Maersk A/S, Class
A (Industrials)
(a)
9,088,975
4,992 AP Moller – Maersk A/S, Class
B (Industrials) 9,029,398
67,581 Danske Bank A/S (Financials) 2,582,595
122,791 Demant A/S (Health Care)* 4,802,692
11,166 DSV A/S (Industrials) 2,630,593
15,409 Genmab A/S (Health Care)* 3,235,052
497,890 Novo Nordisk A/S, Class B
(Health Care) 34,374,736
11,442 Novonesis Novozymes B, Class
B (Materials) 804,157
57,349 Pandora A/S (Consumer
Discretionary) 10,442,960
226,584 ROCKWOOL A/S, Class B
(Industrials) 10,736,511
139,074 Tryg A/S (Financials) 3,572,757

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
168,129 Vestas Wind Systems A/S
(Industrials) $ 2,652,143
93,952,569
Finland – 1.1%
31,888 Elisa OYJ (Communication
Services) 1,679,721
58,599 Kesko OYJ, Class B (Consumer
Staples) 1,416,973
46,882 Kone OYJ, Class B (Industrials) 2,918,740
66,356 Metso Corp. (Industrials) 800,766
1,848,585 Nokia OYJ (Information
Technology) 9,603,230
553,819 Nordea Bank Abp (Financials) 8,025,656
146,440 Orion OYJ, Class B (Health
Care) 9,933,208
369,729 Sampo OYJ, Class A
(Financials) 3,943,832
77,541 Stora Enso OYJ, Class R
(Materials) 783,982
86,119 UPM-Kymmene OYJ
(Materials) 2,384,529
119,753 Wartsila OYJ Abp (Industrials) 2,396,793
43,887,430
France – 8.4%
101,561 Accor SA (Consumer
Discretionary) 5,390,145
13,924 Aeroports de Paris SA
(Industrials)
(a)
1,866,834
50,361 Air Liquide SA (Materials) 10,428,241
31,142 Airbus SE (Industrials) 5,730,174
301,010 Alstom SA (Industrials)* 6,801,974
30,665 Amundi SA (Financials)
(b)
2,501,276
22,488 Arkema SA (Materials) 1,605,807
346,314 AXA SA (Financials) 16,319,794
22,550 BioMerieux (Health Care)
(a)
3,023,349
173,218 BNP Paribas SA (Financials) 15,169,265
738,495 Bollore SE (Communication
Services) 4,694,912
368,008 Bouygues SA (Industrials) 16,038,629
113,059 Bureau Veritas SA (Industrials) 3,860,778
32,897 Capgemini SE (Information
Technology) 5,461,904
708,146 Carrefour SA (Consumer
Staples)
(a)
10,583,652
108,246 Cie de Saint-Gobain SA
(Industrials) 12,146,089
189,160 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 7,232,580
14,891 Covivio SA REIT (Real Estate) 892,585
496,062 Credit Agricole SA
(Financials)
(a)
9,069,609
87,194 Danone SA (Consumer Staples) 7,447,787
3,542 Dassault Aviation SA
(Industrials) 1,281,914
52,940 Dassault Systemes (Information
Technology) 1,983,306
130,877 Eiffage SA (Industrials) 17,992,825
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
142,665 Engie SA (Utilities) $ 3,074,822
33,622 EssilorLuxottica SA (Health
Care) 9,340,054
35,727 Eurazeo SE (Financials) 2,496,413
169,451 FDJ UNITED (Consumer
Discretionary)
(b)
6,221,227
18,370 Gecina SA REIT (Real Estate) 2,020,807
179,959 Getlink SE (Industrials)* 3,442,432
4,688 Hermes International SCA
(Consumer Discretionary) 12,921,953
79,847 Ipsen SA (Health Care)* 9,400,030
103,210 Klepierre SA REIT (Real
Estate) 4,037,653
15,618 Legrand SA (Industrials) 1,896,261
42,206 L'Oreal SA (Consumer Staples) 17,843,323
34,153 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 18,542,817
332,188 Orange SA (Communication
Services) 4,953,429
29,801 Publicis Groupe SA
(Communication Services) 3,243,775
250,536 Rexel SA (Industrials) 7,033,737
31,767 Safran SA (Industrials) 9,427,004
3,613 Sartorius Stedim Biotech
(Health Care) 795,722
197,083 Societe Generale SA
(Financials) 10,705,895
72,159 Teleperformance SE
(Industrials)
(a)
7,294,030
4,313 Thales SA (Industrials) 1,309,281
311,440 TotalEnergies SE (Energy) 18,265,042
8,915 Unibail-Rodamco-Westfield
REIT (Real Estate)* 844,679
106,959 Veolia Environnement SA
(Utilities) 3,676,758
78,034 Vinci SA (Industrials) 11,148,822
337,459,395
Germany – 9.3%
46,431 adidas AG (Consumer
Discretionary) 11,570,029
68,696 Allianz SE (Financials) 27,194,137
32,386 BASF SE (Materials) 1,558,888
564,999 Bayer AG (Health Care) 15,865,416
9,111 Bayerische Motoren Werke AG
(Consumer Discretionary) 807,810
34,153 Beiersdorf AG (Consumer
Staples) 4,677,869
45,593 Brenntag SE (Industrials) 3,086,936
192,829 Commerzbank AG (Financials) 5,864,580
114,238 Continental AG (Consumer
Discretionary) 10,024,944
11,956 CTS Eventim AG & Co. KGaA
(Communication Services) 1,448,246
641,423 Deutsche Bank AG (Financials) 17,738,369
30,038 Deutsche Boerse AG
(Financials) 9,667,540
423,259 Deutsche Lufthansa AG
(Industrials) 3,385,640

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
332,325 Deutsche Post AG (Industrials) $ 14,853,210
452,232 Deutsche Telekom AG
(Communication Services) 17,085,846
167,722 E.ON SE (Utilities) 2,937,973
363,826 Evonik Industries AG
(Materials) 7,872,425
161,263 Fresenius Medical Care AG
(Health Care) 9,157,360
232,416 Fresenius SE & Co. KGaA
(Health Care) 11,393,064
102,330 GEA Group AG (Industrials) 6,842,427
4,980 Hannover Rueck SE
(Financials) 1,573,948
76,633 Heidelberg Materials AG
(Materials) 15,002,751
27,943 Henkel AG & Co. KGaA
(Consumer Staples) 2,049,262
28,805 Infineon Technologies AG
(Information Technology) 1,120,824
61,770 Knorr-Bremse AG (Industrials) 6,241,076
248,030 Mercedes-Benz Group AG
(Consumer Discretionary) 14,808,097
6,481 MTU Aero Engines AG
(Industrials) 2,578,825
18,939 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 12,285,396
56,602 Nemetschek SE (Information
Technology) 7,858,689
11,968 Rational AG (Industrials) 9,829,966
6,653 Rheinmetall AG (Industrials) 14,237,074
157,748 SAP SE (Information
Technology) 47,618,321
35,212 Scout24 SE (Communication
Services)
(b)
4,792,937
88,179 Siemens AG (Industrials) 21,202,301
145,021 Siemens Energy AG
(Industrials)* 14,076,312
11,224 Symrise AG (Materials) 1,338,553
35,100 Talanx AG (Financials) 4,554,547
201,694 Zalando SE (Consumer
Discretionary)*
(b)
7,201,211
371,402,799
Hong Kong – 1.4%
378,286 AIA Group Ltd. (Financials) 3,167,037
208,442 CLP Holdings Ltd. (Utilities) 1,769,014
20,413 Futu Holdings Ltd. ADR
(Financials) 2,080,697
1,856,997 HKT Trust & HKT Ltd.
(Communication Services) 2,676,010
2,111,676 Hong Kong & China Gas Co.
Ltd. (Utilities) 1,858,123
202,610 Hong Kong Exchanges &
Clearing Ltd. (Financials) 10,226,682
151,200 Hongkong Land Holdings Ltd.
(Real Estate) 781,704
198,122 Jardine Matheson Holdings Ltd.
(Industrials) 8,816,429
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
234,000 MTR Corp. Ltd. (Industrials) $ 817,644
71,073 Prudential PLC (Financials) 809,704
778,000 Sino Land Co. Ltd. (Real
Estate) 785,783
219,500 Sun Hung Kai Properties Ltd.
(Real Estate) 2,358,319
538,613 Techtronic Industries Co. Ltd.
(Industrials) 6,034,158
15,933,892 WH Group Ltd. (Consumer
Staples)
(b)
14,711,553
56,892,857
Ireland – 0.2%
13,912 AerCap Holdings NV
(Industrials) 1,610,036
416,089 AIB Group PLC (Financials) 3,268,769
276,728 Bank of Ireland Group PLC
(Financials) 3,795,001
8,630 Kerry Group PLC, Class A
(Consumer Staples) 942,492
9,616,298
Israel – 0.9%
144,762 Bank Hapoalim BM
(Financials) 2,422,470
220,096 Bank Leumi Le-Israel BM
(Financials) 3,542,400
16,428 Check Point Software
Technologies Ltd. (Information
Technology)* 3,760,041
4,465 Elbit Systems Ltd. (Industrials) 1,787,700
616,354 ICL Group Ltd. (Materials) 4,054,557
200,094 Israel Discount Bank Ltd., Class
A (Financials) 1,700,073
43,002 Mizrahi Tefahot Bank Ltd.
(Financials) 2,458,549
14,428 Nice Ltd. (Information
Technology)* 2,427,933
152,532 Teva Pharmaceutical Industries
Ltd. ADR (Health Care)* 2,559,487
64,341 Wix.com Ltd. (Information
Technology)* 9,583,592
34,296,802
Italy – 3.6%
163,292 Banca Mediolanum SpA
(Financials) 2,712,071
521,930 Banco BPM SpA (Financials)
(a)
5,990,393
356,713 BPER Banca SpA (Financials)
(a)
3,163,538
73,567 Coca-Cola HBC AG (Consumer
Staples)* 3,831,447
931,264 Enel SpA (Utilities) 8,547,610
706,606 Eni SpA (Energy) 10,405,816
9,759 Ferrari NV (Consumer
Discretionary) 4,668,654
555,369 FinecoBank Banca Fineco SpA
(Financials) 11,991,790
326,298 Generali (Financials) 11,872,285
248,828 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
2,918,041

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
2,328,572 Intesa Sanpaolo SpA
(Financials) $ 12,979,652
98,701 Leonardo SpA (Industrials) 6,075,373
224,217 Mediobanca Banca di Credito
Finanziario SpA (Financials)
(a)
5,325,030
72,226 Moncler SpA (Consumer
Discretionary) 4,514,625
415,438 Poste Italiane SpA (Financials)
(b)
9,012,780
60,297 Prysmian SpA (Industrials) 3,874,396
52,086 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 3,122,100
58,937 Ryanair Holdings PLC
(Industrials) 1,563,647
344,998 Snam SpA (Utilities) 2,062,478
2,319,244 Telecom Italia SpA
(Communication Services)* 991,033
159,832 Terna - Rete Elettrica Nazionale
(Utilities) 1,625,424
259,549 UniCredit SpA (Financials) 16,665,588
440,828 Unipol Assicurazioni SpA
(Financials) 8,622,761
142,536,532
Japan – 19.1%
215,876 Advantest Corp. (Information
Technology) 11,021,577
56,085 Aeon Co. Ltd. (Consumer
Staples) 1,723,809
27,100 AGC, Inc. (Industrials) 804,201
685,831 Aisin Corp. (Consumer
Discretionary) 8,759,739
504,192 ANA Holdings, Inc.
(Industrials)
(a)
9,982,858
470,877 Asahi Group Holdings Ltd.
(Consumer Staples) 6,219,838
535,419 Asahi Kasei Corp. (Materials) 3,768,100
496,740 Asics Corp. (Consumer
Discretionary) 11,990,335
380,041 Astellas Pharma, Inc. (Health
Care) 3,763,669
96,034 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 3,058,819
18,779 Bridgestone Corp. (Consumer
Discretionary) 808,839
161,944 Canon, Inc. (Information
Technology)
(a)
4,974,086
106,263 Capcom Co. Ltd.
(Communication Services) 3,166,644
95,836 Central Japan Railway Co.
(Industrials) 2,099,432
133,458 Chubu Electric Power Co., Inc.
(Utilities) 1,635,218
78,675 Chugai Pharmaceutical Co. Ltd.
(Health Care) 4,134,534
204,622 Concordia Financial Group Ltd.
(Financials)
(a)
1,314,561
242,400 Dai Nippon Printing Co. Ltd.
(Industrials) 3,580,690
30,000 Daifuku Co. Ltd. (Industrials) 804,186
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
782,128 Dai-ichi Life Holdings, Inc.
(Financials) $ 6,116,854
189,249 Daiichi Sankyo Co. Ltd. (Health
Care) 5,038,946
8,172 Daikin Industries Ltd.
(Industrials) 939,275
24,431 Daito Trust Construction Co.
Ltd. (Real Estate) 2,749,641
51,204 Daiwa House Industry Co. Ltd.
(Real Estate) 1,728,505
298,635 Daiwa Securities Group, Inc.
(Financials) 2,026,359
128,495 Denso Corp. (Consumer
Discretionary) 1,746,720
144,100 Dentsu Group, Inc.
(Communication Services) 3,117,781
16,433 Disco Corp. (Information
Technology) 3,743,392
156,725 Eisai Co. Ltd. (Health Care) 4,497,718
1,924,815 ENEOS Holdings, Inc. (Energy) 9,142,855
28,900 FANUC Corp. (Industrials) 774,699
27,014 Fast Retailing Co. Ltd.
(Consumer Discretionary) 9,051,782
72,715 FUJIFILM Holdings Corp.
(Information Technology) 1,654,916
74,072 Fujikura Ltd. (Industrials) 3,448,600
300,039 Fujitsu Ltd. (Information
Technology) 6,899,265
150,147 Hankyu Hanshin Holdings, Inc.
(Industrials) 4,042,559
11,006 Hikari Tsushin, Inc. (Industrials) 3,000,631
510,335 Hitachi Ltd. (Industrials) 14,309,681
181,132 Honda Motor Co. Ltd.
(Consumer Discretionary) 1,842,765
80,237 Hoya Corp. (Health Care) 9,517,005
179,009 Hulic Co. Ltd. (Real Estate) 1,813,723
1,543,934 Idemitsu Kosan Co. Ltd.
(Energy) 9,431,913
30,100 IHI Corp. (Industrials) 2,917,277
532,469 Inpex Corp. (Energy) 7,201,312
102,280 Isuzu Motors Ltd. (Consumer
Discretionary) 1,388,944
154,877 ITOCHU Corp. (Industrials) 8,307,620
539,375 Japan Airlines Co. Ltd.
(Industrials)
(a)
10,926,180
195,446 Japan Exchange Group, Inc.
(Financials) 2,165,828
568,302 Japan Post Holdings Co. Ltd.
(Financials) 5,574,909
348,379 Japan Post Insurance Co. Ltd.
(Financials) 7,667,984
69,475 Japan Tobacco, Inc. (Consumer
Staples) 2,136,803
364,880 JFE Holdings, Inc. (Materials) 4,327,885
56,500 Kajima Corp. (Industrials) 1,395,516
193,631 Kansai Electric Power Co., Inc.
(The) (Utilities) 2,202,075
57,160 Kao Corp. (Consumer Staples) 2,616,854

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
62,700 Kawasaki Kisen Kaisha Ltd.
(Industrials) $ 945,964
234,560 KDDI Corp. (Communication
Services) 4,062,271
8,780 Keyence Corp. (Information
Technology) 3,695,881
355,672 Kirin Holdings Co. Ltd.
(Consumer Staples)
(a)
5,107,262
39,165 Komatsu Ltd. (Industrials) 1,200,233
20,368 Konami Group Corp.
(Communication Services) 2,774,407
166,799 Kubota Corp. (Industrials) 1,922,937
203,454 Kyocera Corp. (Information
Technology) 2,483,691
32,521 Lasertec Corp. (Information
Technology)
(a)
3,291,654
504,160 LY Corp. (Communication
Services) 1,823,844
277,291 Marubeni Corp. (Industrials) 5,659,392
391,210 MatsukiyoCocokara & Co.
(Consumer Staples) 7,905,807
137,499 MEIJI Holdings Co. Ltd.
(Consumer Staples) 3,073,109
1,807,055 Mitsubishi Chemical Group
Corp. (Materials) 9,650,484
623,283 Mitsubishi Corp. (Industrials) 12,677,748
91,733 Mitsubishi Electric Corp.
(Industrials) 1,846,167
637,380 Mitsubishi HC Capital, Inc.
(Financials) 4,675,607
399,066 Mitsubishi Heavy Industries
Ltd. (Industrials) 9,270,378
1,335,271 Mitsubishi UFJ Financial
Group, Inc. (Financials) 18,743,487
345,826 Mitsui & Co. Ltd. (Industrials) 7,259,482
362,223 Mizuho Financial Group, Inc.
(Financials) 10,046,200
566,686 MonotaRO Co. Ltd.
(Industrials) 11,711,131
362,254 MS&AD Insurance Group
Holdings, Inc. (Financials) 8,676,322
105,864 Murata Manufacturing Co. Ltd.
(Information Technology) 1,564,171
361,406 NEC Corp. (Information
Technology) 9,480,035
75,392 Nintendo Co. Ltd.
(Communication Services) 6,183,612
3,272 Nippon Building Fund, Inc.
REIT (Real Estate) 2,984,131
267,447 Nippon Steel Corp. (Materials) 5,389,902
8,424,364 Nippon Telegraph & Telephone
Corp. (Communication
Services) 9,364,621
131,000 Nippon Yusen KK (Industrials) 4,785,342
46,202 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 980,426
48,506 Nitto Denko Corp. (Materials) 889,307
1,139,466 Nomura Holdings, Inc.
(Financials) 7,014,710
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
61,031 Nomura Research Institute Ltd.
(Information Technology) $ 2,359,270
51,400 Obayashi Corp. (Industrials) 776,726
79,203 Obic Co. Ltd. (Information
Technology) 2,891,037
432,205 Olympus Corp. (Health Care) 5,556,258
47,814 Omron Corp. (Information
Technology) 1,240,954
271,945 Ono Pharmaceutical Co. Ltd.
(Health Care) 2,950,413
14,616 Oracle Corp. Japan (Information
Technology)
(a)
1,711,337
153,995 ORIX Corp. (Financials) 3,272,107
84,644 Osaka Gas Co. Ltd. (Utilities) 2,154,596
192,187 Otsuka Corp. (Information
Technology) 3,949,759
155,523 Otsuka Holdings Co. Ltd.
(Health Care) 7,921,924
107,165 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 3,519,560
480,631 Panasonic Holdings Corp.
(Consumer Discretionary) 5,555,927
435,527 Rakuten Group, Inc. (Consumer
Discretionary)* 2,410,422
360,057 Recruit Holdings Co. Ltd.
(Industrials) 21,681,522
76,366 Renesas Electronics Corp.
(Information Technology) 943,626
290,180 Resona Holdings, Inc.
(Financials) 2,573,099
1,166,798 Ricoh Co. Ltd. (Information
Technology) 10,920,411
79,100 Sanrio Co. Ltd. (Consumer
Discretionary) 3,476,574
77,387 SBI Holdings, Inc. (Financials) 2,353,869
102,263 SCSK Corp. (Information
Technology) 3,111,936
42,708 Secom Co. Ltd. (Industrials) 1,559,207
94,292 Sekisui Chemical Co. Ltd.
(Industrials) 1,640,202
88,654 Sekisui House Ltd. (Consumer
Discretionary) 2,017,056
414,929 Seven & i Holdings Co. Ltd.
(Consumer Staples) 6,257,220
115,586 SG Holdings Co. Ltd.
(Industrials) 1,125,861
106,509 Shimadzu Corp. (Information
Technology) 2,578,301
66,335 Shin-Etsu Chemical Co. Ltd.
(Materials) 2,133,551
152,398 Shionogi & Co. Ltd. (Health
Care) 2,543,223
567,121 Shiseido Co. Ltd. (Consumer
Staples) 9,157,573
4,195,192 SoftBank Corp.
(Communication Services) 6,436,921
49,842 SoftBank Group Corp.
(Communication Services) 2,630,008

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
329,446 Sompo Holdings, Inc.
(Financials) $ 10,016,145
571,374 Sony Group Corp. (Consumer
Discretionary) 15,086,697
672,205 Subaru Corp. (Consumer
Discretionary) 12,480,247
386,505 Sumitomo Corp. (Industrials) 9,916,085
391,027 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 8,227,298
417,833 Sumitomo Mitsui Financial
Group, Inc. (Financials) 10,714,038
131,099 Sumitomo Mitsui Trust Group,
Inc. (Financials) 3,564,236
21,422 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 824,694
370,641 Suzuki Motor Corp. (Consumer
Discretionary) 4,758,394
185,685 Sysmex Corp. (Health Care) 3,130,245
53,070 T&D Holdings, Inc. (Financials) 1,218,850
28,424 Taisei Corp. (Industrials) 1,586,323
295,256 Takeda Pharmaceutical Co. Ltd.
(Health Care) 8,827,294
257,205 TDK Corp. (Information
Technology) 2,851,991
76,408 TIS, Inc. (Information
Technology) 2,514,191
32,830 Toho Co. Ltd. (Communication
Services) 1,732,565
335,171 Tokio Marine Holdings, Inc.
(Financials) 14,197,063
59,892 Tokyo Electron Ltd.
(Information Technology) 9,546,526
204,804 Tokyo Gas Co. Ltd. (Utilities) 6,876,713
106,920 Tokyo Metro Co. Ltd.
(Industrials)
(a)
1,347,476
238,439 Tokyu Corp. (Industrials)
(a)
2,895,077
299,941 Toray Industries, Inc.
(Materials) 2,074,716
756,014 Toyota Motor Corp. (Consumer
Discretionary) 14,507,798
503,604 Toyota Tsusho Corp.
(Industrials) 10,714,607
159,906 Trend Micro, Inc. (Information
Technology) 11,996,136
85,938 West Japan Railway Co.
(Industrials) 1,857,588
83,471 Yakult Honsha Co. Ltd.
(Consumer Staples) 1,688,567
132,452 Yokogawa Electric Corp.
(Information Technology) 3,257,716
171,932 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 9,411,905
965,552 ZOZO, Inc. (Consumer
Discretionary) 10,465,528
763,912,781
Luxembourg – 0.2%
69,936 ArcelorMittal (Materials) 2,121,432
Shares Description Value
a
Common Stocks – (continued)
Luxembourg – (continued)
238,547 CVC Capital Partners PLC
(Financials)
(b)
$ 4,433,171
33,089 Eurofins Scientific SE (Health
Care)
(a)
2,206,528
8,761,131
Netherlands – 4.3%
305,765 ABN AMRO Bank NV
(Financials)
(b)
7,903,923
3,321 Adyen NV (Financials)*
(b)
6,370,077
502,160 Aegon Ltd. (Financials) 3,594,909
44,273 Akzo Nobel NV (Materials) 3,013,647
4,657 Argenx SE (Health Care)* 2,677,268
1,478 ASM International NV
(Information Technology) 804,721
55,739 ASML Holding NV
(Information Technology) 41,377,323
80,355 ASR Nederland NV (Financials) 5,152,280
32,947 Euronext NV (Financials)
(b)
5,363,606
173,558 EXOR NV (Financials) 16,708,304
78,184 Heineken Holding NV
(Consumer Staples) 6,088,830
9,072 Heineken NV (Consumer
Staples) 807,647
598,369 ING Groep NV (Financials) 12,689,305
243,240 JDE Peet’s NV (Consumer
Staples) 6,688,073
453,632 Koninklijke Ahold Delhaize NV
(Consumer Staples) 19,147,186
664,178 Koninklijke KPN NV
(Communication Services) 3,120,088
196,054 NN Group NV (Financials) 12,334,857
143,791 Randstad NV (Industrials) 6,033,309
24,681 Universal Music Group NV
(Communication Services) 789,019
70,792 Wolters Kluwer NV
(Industrials) 12,561,313
173,225,685
New Zealand – 0.3%
241,066 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 5,253,389
48,170 Xero Ltd. (Information
Technology)* 5,712,955
10,966,344
Norway – 0.6%
224,917 DNB Bank ASA (Financials) 6,016,337
41,752 Equinor ASA (Energy) 978,708
187,928 Gjensidige Forsikring ASA
(Financials) 4,752,851
21,353 Kongsberg Gruppen ASA
(Industrials) 3,757,672
112,021 Mowi ASA (Consumer Staples) 2,089,741
238,410 Orkla ASA (Consumer Staples) 2,697,445
144,414 Telenor ASA (Communication
Services) 2,213,458
22,506,212

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Poland – 0.3%
638,887 InPost SA (Industrials)* $ 10,502,302
Portugal – 0.2%
280,121 Jeronimo Martins SGPS SA
(Consumer Staples) 7,047,049
Singapore – 1.7%
776,890 CapitaLand Ascendas REIT
REIT (Real Estate) 1,596,432
729,185 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 1,181,759
426,192 DBS Group Holdings Ltd.
(Financials) 14,779,239
3,618,058 Genting Singapore Ltd.
(Consumer Discretionary) 1,935,841
602,895 Keppel Ltd. (Industrials) 3,174,362
780,821 Oversea-Chinese Banking Corp.
Ltd. (Financials) 9,826,865
41,685 Sea Ltd. ADR (Communication
Services)* 6,685,023
153,800 Sembcorp Industries Ltd.
(Utilities) 789,513
598,888 Singapore Airlines Ltd.
(Industrials) 3,311,160
1,036,910 Singapore Exchange Ltd.
(Financials) 11,272,858
502,059 Singapore Technologies
Engineering Ltd. (Industrials) 3,044,433
900,628 Singapore Telecommunications
Ltd. (Communication Services) 2,660,819
58,853 STMicroelectronics NV
(Information Technology) 1,476,900
232,721 United Overseas Bank Ltd.
(Financials) 6,390,083
68,125,287
South Africa – 0.0%
36,099 Anglo American PLC
(Materials)* 1,073,424
Spain – 3.2%
5,078 Acciona SA (Utilities) 818,602
197,067 ACS Actividades de
Construccion y Servicios SA
(Industrials) 12,942,231
15,681 Aena SME SA (Industrials)
(b)
4,219,043
54,009 Amadeus IT Group SA
(Consumer Discretionary) 4,499,204
1,203,218 Banco Bilbao Vizcaya
Argentaria SA (Financials) 18,044,258
1,987,802 Banco de Sabadell SA
(Financials) 6,329,915
3,116,627 Banco Santander SA
(Financials) 24,876,759
98,157 Bankinter SA (Financials) 1,263,648
733,315 CaixaBank SA (Financials) 6,233,734
115,213 Endesa SA (Utilities) 3,515,788
786,153 Grifols SA (Health Care)* 8,451,795
645,650 Iberdrola SA (Utilities) 11,786,235
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
222,157 Industria de Diseno Textil SA
(Consumer Discretionary) $ 12,035,172
103,414 Redeia Corp. SA (Utilities) 2,136,695
150,047 Repsol SA (Energy) 2,019,393
1,972,182 Telefonica SA (Communication
Services) 10,549,798
129,722,270
Sweden – 2.6%
61,616 AddTech AB, Class B
(Industrials) 2,113,109
50,624 Alfa Laval AB (Industrials) 2,148,830
162,249 Assa Abloy AB, Class B
(Industrials) 5,133,548
255,329 Atlas Copco AB, Class A
(Industrials) 4,091,134
160,384 Atlas Copco AB, Class B
(Industrials) 2,280,120
35,257 Epiroc AB, Class A (Industrials) 787,368
40,041 Epiroc AB, Class B (Industrials) 781,648
570,529 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(a)
8,155,548
267,357 Hexagon AB, Class B
(Information Technology) 2,688,893
68,550 Holmen AB, Class B (Materials) 2,826,230
111,129 Industrivarden AB, Class A
(Financials) 4,019,408
117,513 Industrivarden AB, Class C
(Financials)
(a)
4,236,852
69,143 Indutrade AB (Industrials) 1,870,218
59,031 Investment AB Latour, Class B
(Industrials)
(a)
1,553,682
281,110 Investor AB, Class B
(Financials)
(a)
8,259,204
78,528 L E Lundbergforetagen AB,
Class B (Financials) 4,002,864
57,267 Lifco AB, Class B (Industrials) 2,327,658
57,508 Saab AB, Class B (Industrials) 2,901,160
79,538 Sandvik AB (Industrials) 1,734,029
106,238 Securitas AB, Class B
(Industrials)
(a)
1,567,862
272,915 Skandinaviska Enskilda Banken
AB, Class A (Financials) 4,544,818
278,247 Skanska AB, Class B
(Industrials) 6,602,064
71,419 SKF AB, Class B (Industrials) 1,567,434
218,644 Svenska Handelsbanken AB,
Class A (Financials) 2,914,889
175,837 Swedbank AB, Class A
(Financials) 4,750,644
41,200 Swedish Orphan Biovitrum AB
(Health Care)* 1,257,668
132,261 Tele2 AB, Class B
(Communication Services) 1,975,319
1,233,306 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 10,462,290
390,505 Telia Co. AB (Communication
Services) 1,505,922

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
39,754 Trelleborg AB, Class B
(Industrials) $ 1,453,584
69,856 Volvo AB, Class B (Industrials) 1,933,869
102,447,866
Switzerland – 4.8%
175,764 ABB Ltd. (Industrials) 9,956,858
239,987 Avolta AG (Consumer
Discretionary)* 12,876,425
20,382 Baloise Holding AG
(Financials) 4,842,756
21,885 Banque Cantonale Vaudoise
(Financials)
(a)
2,536,001
34,259 Cie Financiere Richemont SA
(Consumer Discretionary) 6,457,314
9,984 EMS-Chemie Holding AG
(Materials) 7,595,399
10,764 Galderma Group AG (Health
Care) 1,411,092
18,468 Geberit AG (Industrials) 13,779,909
365 Givaudan SA (Materials) 1,833,997
26,525 Helvetia Holding AG
(Financials) 6,289,416
56,251 Julius Baer Group Ltd.
(Financials) 3,705,561
42,692 Kuehne + Nagel International
AG (Industrials) 9,616,158
113,800 Logitech International SA
(Information Technology) 9,480,217
5,328 Lonza Group AG (Health Care) 3,691,434
8,840 Partners Group Holding AG
(Financials) 11,857,684
55,680 Sandoz Group AG (Health Care) 2,828,223
12,381 Schindler Holding AG
(Industrials) 4,249,823
12,855 Schindler Holding AG
(Industrials) 4,575,256
107,723 SGS SA (Industrials) 11,247,616
12,676 Sika AG (Materials) 3,389,833
18,364 Sonova Holding AG (Health
Care) 5,758,099
44,052 Straumann Holding AG (Health
Care) 5,659,654
8,556 Swiss Life Holding AG
(Financials) 8,554,438
18,197 Swiss Prime Site AG (Real
Estate) 2,589,288
4,044 Swisscom AG (Communication
Services) 2,783,619
13,735 Temenos AG (Information
Technology) 1,020,658
432,039 UBS Group AG (Financials) 13,772,870
9,949 VAT Group AG (Industrials)
(b)
3,786,808
24,694 Zurich Insurance Group AG
(Financials) 17,349,372
193,495,778
United Kingdom – 10.4%
240,571 3i Group PLC (Financials) 13,210,477
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
255,662 Admiral Group PLC
(Financials) $ 11,549,906
193,104 Associated British Foods PLC
(Consumer Staples) 5,424,354
219,556 AstraZeneca PLC (Health Care) 31,740,047
1,153,807 Auto Trader Group PLC
(Communication Services)
(b)
12,354,385
1,101,683 Aviva PLC (Financials) 9,071,538
164,292 BAE Systems PLC (Industrials) 4,212,891
3,064,999 Barclays PLC (Financials) 13,536,585
378,329 Barratt Redrow PLC (Consumer
Discretionary) 2,350,983
210,822 British American Tobacco PLC
(Consumer Staples) 9,478,705
1,148,942 BT Group PLC
(Communication Services) 2,780,411
78,261 Bunzl PLC (Industrials) 2,507,606
6,339,908 Centrica PLC (Utilities) 13,538,436
1,560,616 CK Hutchison Holdings Ltd.
(Industrials) 8,786,681
44,344 Coca-Cola Europacific Partners
PLC (Consumer Staples) 4,070,336
172,343 Compass Group PLC
(Consumer Discretionary) 6,054,368
19,246 Croda International PLC
(Materials) 796,275
72,104 DCC PLC (Industrials) 4,507,858
71,964 Diageo PLC (Consumer
Staples) 1,957,441
71,568 Halma PLC (Information
Technology) 2,804,671
86,614 Hikma Pharmaceuticals PLC
(Health Care) 2,499,593
2,858,320 HSBC Holdings PLC
(Financials) 33,658,290
148,126 Imperial Brands PLC
(Consumer Staples) 5,613,130
324,226 Informa PLC (Communication
Services) 3,434,047
23,984 InterContinental Hotels Group
PLC (Consumer Discretionary) 2,747,270
682,739 International Consolidated
Airlines Group SA (Industrials) 3,003,435
41,985 Intertek Group PLC
(Industrials) 2,709,782
2,612,955 J Sainsbury PLC (Consumer
Staples) 10,056,651
9,927,532 JD Sports Fashion PLC
(Consumer Discretionary) 11,261,806
3,519,492 Kingfisher PLC (Consumer
Discretionary) 13,175,494
276,709 Land Securities Group PLC
REIT (Real Estate) 2,362,079
1,326,013 Legal & General Group PLC
(Financials) 4,447,245
9,096,625 Lloyds Banking Group PLC
(Financials) 9,470,329
45,752 London Stock Exchange Group
PLC (Financials) 6,956,553

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
2,050,183 M&G PLC (Financials) $ 6,544,227
380,584 Marks & Spencer Group PLC
(Consumer Staples) 1,921,560
291,734 National Grid PLC (Utilities)
(a)
4,117,122
1,356,474 NatWest Group PLC
(Financials) 9,596,375
60,389 Next PLC (Consumer
Discretionary) 10,476,955
229,713 Pearson PLC (Consumer
Discretionary) 3,608,934
536,815 Phoenix Group Holdings PLC
(Financials) 4,589,669
41,008 Reckitt Benckiser Group PLC
(Consumer Staples) 2,782,766
318,213 RELX PLC (Industrials) 17,139,314
786,129 Rolls-Royce Holdings PLC
(Industrials) 9,182,892
601,503 Sage Group PLC (The)
(Information Technology) 9,888,012
203,964 Segro PLC REIT (Real Estate) 1,917,140
102,102 Smiths Group PLC (Industrials) 2,965,838
15,153 Spirax Group PLC (Industrials) 1,167,837
545,718 Standard Chartered PLC
(Financials) 8,522,054
1,239,108 Tesco PLC (Consumer Staples) 6,483,483
222,625 Unilever PLC (Consumer
Staples) 14,131,413
12,479,454 Vodafone Group PLC
(Communication Services) 12,938,276
56,043 Whitbread PLC (Consumer
Discretionary) 2,187,194
794,845 Wise PLC, Class A
(Financials)* 11,780,063
521,943 WPP PLC (Communication
Services) 4,218,978
418,289,760
United States – 6.6%
41,041 Alcon AG (Health Care) 3,531,859
2,156,150 BP PLC (Energy) 10,460,375
30,324 CSL Ltd. (Health Care) 4,820,013
4,598 CyberArk Software Ltd.
(Information Technology)* 1,760,023
157,131 Experian PLC (Industrials) 7,825,438
86,877 Ferrovial SE (Industrials) 4,422,444
15,883 GFL Environmental, Inc.
(Industrials) 801,225
600,873 GSK PLC (Health Care) 12,211,342
583,455 Haleon PLC (Health Care) 3,256,644
114,199 Holcim AG (Materials)* 12,652,173
84,289 James Hardie Industries PLC
CDI (Materials)* 1,922,414
20,772 Monday.com Ltd. (Information
Technology)* 6,179,462
347,499 Nestle SA (Consumer Staples) 37,095,323
345,222 Novartis AG (Health Care) 39,512,172
67,854 QIAGEN NV (Health Care)* 3,061,995
13,860 Roche Holding AG (Health
Care)
(a)
4,723,754
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
121,330 Roche Holding AG (Health
Care) $ 39,210,170
113,273 Sanofi SA (Health Care) 11,254,484
62,137 Schneider Electric SE
(Industrials) 15,614,270
727,579 Shell PLC (Energy) 24,033,945
12,568 Spotify Technology SA
(Communication Services)* 8,359,480
48,798 Swiss Re AG (Financials) 8,627,484
103,668 Tenaris SA (Energy)
(a)
1,738,269
263,074,758
Zambia – 0.0%
71,410 First Quantum Minerals Ltd.
(Materials)* 1,055,868
TOTAL COMMON STOCKS
(Cost $2,906,423,663)
3,958,236,167
Shares Description Rate Value
a
Preferred Stocks – 0.2%
Germany – 0.2%
16,018 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.89% 1,281,640
108,314 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.44 4,316,021
13,535 Volkswagen
AG (Consumer
Discretionary) 6.67 1,465,266
TOTAL PREFERRED STOCKS
(Cost $7,501,406)
7,062,927
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0.0%
8,722 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
03/40 —
Shares Dividend Rate Value
aa a
Investment Company – 1.0%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
39,565,047 4.192% 39,565,047
(Cost $39,565,047)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $2,953,490,116)
4,004,864,141

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 3.3%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
131,789,460 4.216% $ 131,789,460
(Cost $131,789,460)
TOTAL INVESTMENTS – 103.5%
(Cost $3,085,279,576)
$ 4,136,653,601
LIABILITIES IN EXCESS OF OTHER ASSETS
– (3.5)%
(139,758,946)
NET ASSETS – 100.0%
$ 3,996,894,655
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 26.7%
Industrials 18.0
Consumer Discretionary 9.9
Health Care 9.6
Consumer Staples 8.3
Information Technology 7.9
Materials 4.4
Communication Services 4.4
Energy 3.4
Utilities 2.3
Real Estate 0.9
Investment Company 1.0
Securities Lending Reinvestment Vehicle 3.2
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 213 06/20/25 $ 27,737,925 $ 46,618

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.9%
Communication Services – 6.3%
5,220 Capcom Co. Ltd. (Japan) $ 155,556
6,065 Dentsu Group, Inc. (Japan) 131,224
24,640 KDDI Corp. (Japan) 426,732
1,545 Konami Group Corp. (Japan) 210,451
26,300 LY Corp. (Japan) 95,143
8,469 Nintendo Co. Ltd. (Japan) 694,623
373,679 Nippon Telegraph & Telephone
Corp. (Japan) 415,386
329,520 SoftBank Corp. (Japan) 505,601
6,992 SoftBank Group Corp. (Japan) 368,946
2,500 Toho Co. Ltd. (Japan) 131,934
3,135,596
Consumer Discretionary – 17.8%
30,508 Aisin Corp. (Japan) 389,662
17,400 Asics Corp. (Japan) 420,002
8,678 Bandai Namco Holdings, Inc.
(Japan) 276,407
3,841 Bridgestone Corp. (Japan) 165,438
13,208 Denso Corp. (Japan) 179,545
1,991 Fast Retailing Co. Ltd. (Japan) 667,139
35,336 Honda Motor Co. Ltd. (Japan) 359,494
3,120 Isuzu Motors Ltd. (Japan) 42,369
7,789 Nissan Motor Co. Ltd. (Japan)* 19,913
553 Nitori Holdings Co. Ltd. (Japan) 55,072
1,168 Oriental Land Co. Ltd. (Japan) 26,008
6,530 Pan Pacific International
Holdings Corp. (Japan) 214,461
31,365 Panasonic Holdings Corp.
(Japan) 362,569
12,900 Rakuten Group, Inc. (Japan)* 71,395
3,100 Sanrio Co. Ltd. (Japan) 136,250
4,414 Sekisui House Ltd. (Japan) 100,427
63,763 Sony Group Corp. (Japan) 1,683,614
29,740 Subaru Corp. (Japan) 552,157
18,552 Sumitomo Electric Industries
Ltd. (Japan) 390,338
14,644 Suzuki Motor Corp. (Japan) 188,004
102,971 Toyota Motor Corp. (Japan) 1,975,998
11,867 Yamaha Motor Co. Ltd. (Japan) 91,288
4,390 Zensho Holdings Co. Ltd.
(Japan) 240,317
25,984 ZOZO, Inc. (Japan) 281,638
8,889,505
Consumer Staples – 5.2%
7,886 Aeon Co. Ltd. (Japan) 242,381
5,304 Ajinomoto Co., Inc. (Japan) 132,770
18,029 Asahi Group Holdings Ltd.
(Japan) 238,146
11,041 Japan Tobacco, Inc. (Japan) 339,582
4,672 Kao Corp. (Japan) 213,890
4,570 Kikkoman Corp. (Japan) 41,885
14,214 Kirin Holdings Co. Ltd. (Japan)
(a)
204,106
1,300 Kobe Bussan Co. Ltd. (Japan) 40,992
11,118 MatsukiyoCocokara & Co.
(Japan) 224,679
6,619 MEIJI Holdings Co. Ltd. (Japan) 147,935
4,086 Nissin Foods Holdings Co. Ltd.
(Japan) 86,707
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
21,941 Seven & i Holdings Co. Ltd.
(Japan) $ 330,875
10,665 Shiseido Co. Ltd. (Japan) 172,213
2,064 Suntory Beverage & Food Ltd.
(Japan) 67,100
2,234 Unicharm Corp. (Japan) 17,766
5,442 Yakult Honsha Co. Ltd. (Japan) 110,088
2,611,115
Energy – 2.7%
106,595 ENEOS Holdings, Inc. (Japan) 506,325
81,292 Idemitsu Kosan Co. Ltd. (Japan) 496,614
24,408 Inpex Corp. (Japan) 330,103
1,333,042
Financials – 18.3%
4,348 Chiba Bank Ltd. (The) (Japan) 39,594
16,036 Concordia Financial Group Ltd.
(Japan)
(a)
103,021
57,992 Dai-ichi Life Holdings, Inc.
(Japan) 453,543
18,036 Daiwa Securities Group, Inc.
(Japan) 122,382
18,852 Japan Exchange Group, Inc.
(Japan) 208,908
5,789 Japan Post Bank Co. Ltd. (Japan) 62,405
29,744 Japan Post Holdings Co. Ltd.
(Japan) 291,782
18,694 Japan Post Insurance Co. Ltd.
(Japan) 411,464
20,289 Mitsubishi HC Capital, Inc.
(Japan) 148,833
130,560 Mitsubishi UFJ Financial Group,
Inc. (Japan) 1,832,699
30,973 Mizuho Financial Group, Inc.
(Japan) 859,031
22,550 MS&AD Insurance Group
Holdings, Inc. (Japan) 540,094
65,815 Nomura Holdings, Inc. (Japan) 405,166
11,857 ORIX Corp. (Japan) 251,939
17,285 Resona Holdings, Inc. (Japan) 153,270
3,654 SBI Holdings, Inc. (Japan) 111,143
19,318 Sompo Holdings, Inc. (Japan) 587,325
41,721 Sumitomo Mitsui Financial
Group, Inc. (Japan) 1,069,806
7,246 Sumitomo Mitsui Trust Group,
Inc. (Japan) 197,000
9,531 T&D Holdings, Inc. (Japan) 218,897
24,354 Tokio Marine Holdings, Inc.
(Japan) 1,031,579
9,099,881
Health Care – 6.1%
17,402 Astellas Pharma, Inc. (Japan) 172,338
6,862 Chugai Pharmaceutical Co. Ltd.
(Japan) 360,612
16,447 Daiichi Sankyo Co. Ltd. (Japan) 437,918
4,288 Eisai Co. Ltd. (Japan) 123,058
3,738 Hoya Corp. (Japan) 443,368
600 Kyowa Kirin Co. Ltd. (Japan) 9,786
14,801 Olympus Corp. (Japan) 190,276

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
12,134 Ono Pharmaceutical Co. Ltd.
(Japan) $ 131,645
6,976 Otsuka Holdings Co. Ltd. (Japan) 355,339
3,203 Shionogi & Co. Ltd. (Japan) 53,452
6,969 Sysmex Corp. (Japan) 117,482
17,804 Takeda Pharmaceutical Co. Ltd.
(Japan) 532,288
6,778 Terumo Corp. (Japan) 124,996
3,052,558
Industrials – 22.6%
13,145 ANA Holdings, Inc. (Japan)
(a)
260,267
5,329 Central Japan Railway Co.
(Japan) 116,740
4,272 Dai Nippon Printing Co. Ltd.
(Japan) 63,105
1,896 Daifuku Co. Ltd. (Japan) 50,825
1,544 Daikin Industries Ltd. (Japan) 177,464
4,172 East Japan Railway Co. (Japan) 87,606
5,087 FANUC Corp. (Japan) 136,363
1,228 Fuji Electric Co. Ltd. (Japan) 54,713
3,900 Fujikura Ltd. (Japan) 181,574
6,638 Hankyu Hanshin Holdings, Inc.
(Japan) 178,722
612 Hikari Tsushin, Inc. (Japan) 166,853
54,569 Hitachi Ltd. (Japan) 1,530,103
423 Hoshizaki Corp. (Japan) 15,815
1,400 IHI Corp. (Japan) 135,687
13,572 ITOCHU Corp. (Japan) 728,004
15,046 Japan Airlines Co. Ltd. (Japan)
(a)
304,788
4,863 Kajima Corp. (Japan) 120,113
2,761 Kawasaki Kisen Kaisha Ltd.
(Japan)
(a)
41,656
7,675 Komatsu Ltd. (Japan) 235,205
3,897 Kubota Corp. (Japan) 44,926
2,165 Makita Corp. (Japan) 66,708
14,863 Marubeni Corp. (Japan) 303,348
4,304 MINEBEA MITSUMI, Inc.
(Japan) 60,655
42,549 Mitsubishi Corp. (Japan) 865,458
19,001 Mitsubishi Electric Corp. (Japan) 382,403
38,420 Mitsubishi Heavy Industries Ltd.
(Japan) 892,504
26,450 Mitsui & Co. Ltd. (Japan) 555,231
413 Mitsui OSK Lines Ltd. (Japan)
(a)
14,669
15,578 MonotaRO Co. Ltd. (Japan) 321,935
856 NIDEC Corp. (Japan) 16,670
4,868 Nippon Yusen KK (Japan) 177,825
4,023 Obayashi Corp. (Japan) 60,793
18,159 Recruit Holdings Co. Ltd.
(Japan) 1,093,479
3,134 Secom Co. Ltd. (Japan) 114,418
7,059 Sekisui Chemical Co. Ltd.
(Japan) 122,791
5,100 SG Holdings Co. Ltd. (Japan) 49,676
301 SMC Corp. (Japan) 112,957
18,405 Sumitomo Corp. (Japan) 472,194
1,143 Taisei Corp. (Japan) 63,790
4,800 Tokyo Metro Co. Ltd. (Japan)
(a)
60,493
10,880 Tokyu Corp. (Japan)
(a)
132,103
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
476 TOPPAN Holdings, Inc. (Japan) $ 12,700
678 Toyota Industries Corp. (Japan) 85,117
22,286 Toyota Tsusho Corp. (Japan) 474,154
4,248 West Japan Railway Co. (Japan) 91,822
11,234,422
Information Technology – 13.3%
10,073 Advantest Corp. (Japan) 514,278
11,829 Canon, Inc. (Japan)
(a)
363,326
1,071 Disco Corp. (Japan) 243,971
7,156 FUJIFILM Holdings Corp.
(Japan) 162,863
19,490 Fujitsu Ltd. (Japan) 448,164
1,749 Keyence Corp. (Japan) 736,230
5,068 Kyocera Corp. (Japan) 61,868
1,248 Lasertec Corp. (Japan) 126,318
14,686 Murata Manufacturing Co. Ltd.
(Japan) 216,990
22,642 NEC Corp. (Japan) 593,922
3,493 Nomura Research Institute Ltd.
(Japan) 135,029
2,414 NTT Data Group Corp. (Japan) 66,751
3,535 Obic Co. Ltd. (Japan) 129,033
1,001 Oracle Corp. Japan (Japan)
(a)
117,204
6,068 Otsuka Corp. (Japan) 124,707
14,183 Renesas Electronics Corp.
(Japan) 175,254
55,988 Ricoh Co. Ltd. (Japan) 524,008
987 SCREEN Holdings Co. Ltd.
(Japan) 70,796
5,047 SCSK Corp. (Japan) 153,584
5,030 Shimadzu Corp. (Japan) 121,763
23,560 TDK Corp. (Japan) 261,243
3,797 TIS, Inc. (Japan) 124,939
5,002 Tokyo Electron Ltd. (Japan) 797,297
3,059 Trend Micro, Inc. (Japan) 229,486
6,196 Yokogawa Electric Corp. (Japan) 152,393
6,651,417
Materials – 3.8%
22,806 Asahi Kasei Corp. (Japan) 160,501
13,261 JFE Holdings, Inc. (Japan) 157,290
94,408 Mitsubishi Chemical Group
Corp. (Japan) 504,181
768 Nippon Sanso Holdings Corp.
(Japan) 27,549
15,836 Nippon Steel Corp. (Japan) 319,146
6,475 Nitto Denko Corp. (Japan) 118,713
14,952 Shin-Etsu Chemical Co. Ltd.
(Japan) 480,905
800 Sumitomo Metal Mining Co. Ltd.
(Japan) 18,401
14,121 Toray Industries, Inc. (Japan) 97,676
1,884,362
Real Estate – 1.4%
1,199 Daito Trust Construction Co.
Ltd. (Japan) 134,944
4,823 Daiwa House Industry Co. Ltd.
(Japan) 162,811
10,839 Hulic Co. Ltd. (Japan) 109,821

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
1,597 Mitsubishi Estate Co. Ltd.
(Japan) $ 29,229
10,272 Mitsui Fudosan Co. Ltd. (Japan) 98,951
180 Nippon Building Fund, Inc. REIT
(Japan) 164,164
498 Sumitomo Realty &
Development Co. Ltd. (Japan) 19,172
719,092
Utilities – 1.4%
3,693 Chubu Electric Power Co., Inc.
(Japan) 45,249
20,228 Kansai Electric Power Co., Inc.
(The) (Japan) 230,044
3,957 Osaka Gas Co. Ltd. (Japan) 100,724
9,503 Tokyo Gas Co. Ltd. (Japan) 319,083
695,100
TOTAL COMMON STOCKS
(Cost $41,174,727)
49,306,090
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
92,529 4.192% 92,529
(Cost $92,529)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $41,267,256)
49,398,619
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 2.8%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,370,988 4.216% $ 1,370,988
(Cost $1,370,988)
TOTAL INVESTMENTS – 101.9%
(Cost $42,638,244)
$ 50,769,607
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.9)%
(964,913)
NET ASSETS – 100.0%
$ 49,804,694
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Topix Index Future 23 06/12/25 $ 445,909 $ 5,210

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 9.2%
1,457,127 Alphabet, Inc., Class A $ 250,246,991
255,995 Alphabet, Inc., Class C 44,248,736
2,007,718 AT&T, Inc. 55,814,560
53,645 Charter Communications, Inc.,
Class A* 21,257,904
978,810 Comcast Corp., Class A 33,837,462
153,050 Electronic Arts, Inc. 22,005,529
247,616 Fox Corp., Class A 13,604,023
269,801 Fox Corp., Class B 13,565,594
120,765 Live Nation Entertainment, Inc.* 16,567,750
593,958 Meta Platforms, Inc., Class A 384,581,865
75,460 Netflix, Inc.* 91,097,576
594,537 News Corp., Class A 16,789,725
474,881 News Corp., Class B 15,538,106
308,367 Omnicom Group, Inc. 22,646,472
1,200,932 Pinterest, Inc., Class A* 37,360,995
78,080 Reddit, Inc., Class A* 8,772,288
132,851 ROBLOX Corp., Class A* 11,555,380
54,325 Take-Two Interactive Software,
Inc.* 12,292,661
39,101 TKO Group Holdings, Inc. 6,170,529
123,963 T-Mobile US, Inc. 30,023,839
51,437 Trade Desk, Inc. (The), Class A* 3,869,091
908,481 Verizon Communications, Inc. 39,936,825
280,477 Walt Disney Co. (The) 31,705,120
3,309,512 Warner Bros Discovery, Inc.* 32,995,835
1,216,484,856
Consumer Discretionary – 11.2%
20,849 Airbnb, Inc., Class A* 2,689,521
2,295,468 Amazon.com, Inc.* 470,593,895
8,446 AutoZone, Inc.* 31,529,256
359,147 Best Buy Co., Inc. 23,804,263
14,003 Booking Holdings, Inc. 77,281,577
26,563 Burlington Stores, Inc.* 6,063,536
1,191,578 Carnival Corp.* 27,668,441
52,935 Carvana Co.* 17,318,215
133,884 D.R. Horton, Inc. 15,806,345
18,705 Darden Restaurants, Inc. 4,006,798
204,574 Deckers Outdoor Corp.* 21,586,648
70,526 Domino's Pizza, Inc. 33,416,629
77,409 DoorDash, Inc., Class A* 16,151,388
14,626 Duolingo, Inc.* 7,599,816
204,120 eBay, Inc. 14,935,460
150,338 Expedia Group, Inc. 25,068,861
11,267 Flutter Entertainment PLC
(United Kingdom)* 2,847,171
2,356,989 Ford Motor Co. 24,465,546
62,939 General Motors Co. 3,122,404
90,922 Hilton Worldwide Holdings, Inc. 22,588,662
251,145 Home Depot, Inc. (The) 92,494,192
149,462 Lennar Corp., Class A 15,854,929
43,649 Lennar Corp., Class B
(a)
4,421,644
207,930 Lowe’s Cos., Inc. 46,936,039
45,509 Marriott International, Inc.,
Class A 12,006,639
75,062 McDonald's Corp. 23,558,209
307,792 NIKE, Inc., Class B 18,649,117
1,285 NVR, Inc.* 9,143,970
29,738 O'Reilly Automotive, Inc.* 40,666,715
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
201,770 PulteGroup, Inc. $ 19,779,513
58,459 Ross Stores, Inc. 8,189,521
69,963 Royal Caribbean Cruises Ltd. 17,978,392
411,034 Tesla, Inc.* 142,406,840
445,617 TJX Cos., Inc. (The) 56,548,797
282,459 Tractor Supply Co. 13,671,016
95,458 Ulta Beauty, Inc.* 45,004,629
182,893 Williams-Sonoma, Inc. 29,584,772
258,500 Yum! Brands, Inc. 37,208,490
1,482,647,856
Consumer Staples – 6.9%
478,418 Altria Group, Inc. 28,996,915
307,177 Archer-Daniels-Midland Co. 14,827,434
56,089 BJ's Wholesale Club Holdings,
Inc.* 6,349,836
5,497 Casey's General Stores, Inc. 2,406,367
138,994 Church & Dwight Co., Inc. 13,664,500
192,869 Clorox Co. (The) 25,435,564
688,866 Coca-Cola Co. (The) 49,667,239
540,450 Colgate-Palmolive Co. 50,229,423
19,183 Constellation Brands, Inc., Class
A 3,420,137
115,790 Costco Wholesale Corp. 120,442,442
244,161 Dollar General Corp. 23,744,657
239,287 Dollar Tree, Inc.* 21,598,045
308,472 Estee Lauder Cos., Inc. (The),
Class A 20,649,116
186,939 General Mills, Inc. 10,143,310
86,369 Hormel Foods Corp. 2,649,801
83,822 Kellanova 6,926,212
387,186 Keurig Dr Pepper, Inc. 13,036,553
147,979 Kimberly-Clark Corp. 21,273,461
518,196 Kraft Heinz Co. (The) 13,851,379
704,497 Kroger Co. (The) 48,067,830
73,130 McCormick & Co., Inc. 5,318,745
107,445 Mondelez International, Inc.,
Class A 7,251,463
294,589 Monster Beverage Corp.* 18,838,966
267,515 PepsiCo, Inc. 35,164,847
278,697 Philip Morris International, Inc. 50,329,891
439,727 Procter & Gamble Co. (The) 74,705,220
95,169 Sprouts Farmers Market, Inc.* 16,450,913
468,231 Sysco Corp. 34,180,863
249,525 Target Corp. 23,457,845
271,979 Tyson Foods, Inc., Class A 15,274,341
1,378,413 Walmart, Inc. 136,076,931
914,430,246
Energy – 2.6%
196,100 Baker Hughes Co. 7,265,505
47,466 Cheniere Energy, Inc. 11,248,967
156,300 Chevron Corp. 21,366,210
115,472 ConocoPhillips 9,855,535
237,379 Coterra Energy, Inc. 5,770,684
93,940 EOG Resources, Inc. 10,199,066
117,522 EQT Corp. 6,478,988
67,159 Expand Energy Corp. 7,799,175
766,011 Exxon Mobil Corp. 78,362,925
658,204 Halliburton Co. 12,894,216

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
986,698 Kinder Morgan, Inc. $ 27,667,012
137,721 Marathon Petroleum Corp. 22,137,274
299,675 Occidental Petroleum Corp. 12,220,747
196,438 ONEOK, Inc. 15,880,048
56,434 Phillips 66 6,404,130
228,968 Schlumberger NV 7,567,392
103,471 Targa Resources Corp. 16,341,175
9,334 Texas Pacific Land Corp. 10,398,356
169,682 Valero Energy Corp. 21,883,888
479,687 Williams Cos., Inc. (The) 29,025,860
340,767,153
Financials – 15.2%
130,939 Aflac, Inc. 13,557,424
59,167 Allstate Corp. (The) 12,417,378
142,695 American Express Co. 41,959,465
168,118 American International Group,
Inc. 14,229,508
89,460 Ameriprise Financial, Inc. 45,556,610
50,978 Aon PLC, Class A 18,967,894
201,566 Apollo Global Management, Inc. 26,342,661
135,170 Arch Capital Group Ltd. 12,846,557
49,499 Ares Management Corp., Class A 8,192,084
60,798 Arthur J Gallagher & Co. 21,123,657
1,177,772 Bank of America Corp. 51,975,078
604,016 Bank of New York Mellon Corp.
(The) 53,521,858
333,219 Berkshire Hathaway, Inc., Class
B* 167,929,047
25,857 Blackrock, Inc. 25,337,016
104,105 Blackstone, Inc. 14,445,610
145,540 Block, Inc.* 8,987,095
222,571 Brown & Brown, Inc. 25,128,266
372,348 Capital One Financial Corp. 70,429,624
41,656 Cboe Global Markets, Inc. 9,544,223
69,525 Charles Schwab Corp. (The) 6,141,839
79,531 Chubb Ltd. 23,636,613
101,730 Cincinnati Financial Corp. 15,342,919
502,216 Citigroup, Inc. 37,826,909
255,605 Citizens Financial Group, Inc. 10,313,662
81,009 CME Group, Inc. 23,411,601
13,959 Coinbase Global, Inc., Class A* 3,442,569
401,394 Corebridge Financial, Inc. 13,089,458
23,571 Corpay, Inc.* 7,663,168
26,555 Everest Group Ltd. 9,219,630
38,397 FactSet Research Systems, Inc. 17,595,809
166,145 Fidelity National Financial, Inc. 9,099,762
40,744 Fidelity National Information
Services, Inc. 3,243,630
197,018 Fifth Third Bancorp 7,524,117
4,239 First Citizens BancShares, Inc.,
Class A 7,837,402
130,360 Fiserv, Inc.* 21,221,304
165,912 Global Payments, Inc. 12,544,606
205,370 Hartford Insurance Group, Inc.
(The) 26,665,241
541,687 Huntington Bancshares, Inc. 8,466,568
55,289 Interactive Brokers Group, Inc.,
Class A 11,592,998
183,247 Intercontinental Exchange, Inc. 32,947,811
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
630,547 JPMorgan Chase & Co. $ 166,464,408
101,903 KKR & Co., Inc. 12,377,138
325,102 Loews Corp. 29,028,358
41,471 LPL Financial Holdings, Inc. 16,055,912
51,785 M&T Bank Corp. 9,458,012
10,038 Markel Group, Inc.* 19,490,785
171,494 Marsh & McLennan Cos., Inc. 40,071,288
224,652 Mastercard, Inc., Class A 131,556,211
169,557 MetLife, Inc. 13,323,789
92,951 Moody's Corp. 44,553,273
280,063 Morgan Stanley 35,856,466
5,814 MSCI, Inc. 3,279,212
216,411 Nasdaq, Inc. 18,078,975
291,784 Northern Trust Corp. 31,145,024
161,126 PayPal Holdings, Inc.* 11,323,935
68,092 PNC Financial Services Group,
Inc. (The) 11,835,071
211,710 Principal Financial Group, Inc. 16,490,092
102,136 Progressive Corp. (The) 29,101,610
162,525 Prudential Financial, Inc. 16,884,722
106,946 Raymond James Financial, Inc. 15,718,923
392,895 Regions Financial Corp. 8,423,669
196,052 Robinhood Markets, Inc., Class
A* 12,968,840
38,650 Ryan Specialty Holdings, Inc. 2,766,181
47,808 S&P Global, Inc. 24,518,811
386,165 State Street Corp. 37,179,966
680,581 Synchrony Financial 39,235,495
213,579 T. Rowe Price Group, Inc. 19,988,859
125,446 Toast, Inc., Class A* 5,291,312
60,019 Tradeweb Markets, Inc., Class A 8,669,745
55,912 Travelers Cos., Inc. (The) 15,414,938
252,097 US Bancorp 10,988,908
381,471 Visa, Inc., Class A 139,309,394
84,626 W R Berkley Corp. 6,320,716
567,648 Wells Fargo & Co. 42,448,717
51,367 Willis Towers Watson PLC 16,260,224
2,013,197,650
Health Care – 8.9%
235,350 Abbott Laboratories 31,438,053
331,804 AbbVie, Inc. 61,752,042
71,680 Agilent Technologies, Inc. 8,022,426
56,028 Align Technology, Inc.* 10,137,706
45,943 Alnylam Pharmaceuticals, Inc.* 13,992,400
45,389 Amgen, Inc. 13,080,202
73,058 Becton Dickinson & Co. 12,609,080
182,793 Biogen, Inc.* 23,724,703
400,582 Boston Scientific Corp.* 42,165,261
535,604 Bristol-Myers Squibb Co. 25,858,961
117,538 Cardinal Health, Inc. 18,152,569
101,714 Cencora, Inc. 29,623,185
262,379 Centene Corp.* 14,808,671
90,817 Cigna Group (The) 28,756,295
52,927 Cooper Cos., Inc. (The)* 3,613,856
328,220 CVS Health Corp. 21,019,209
66,335 Danaher Corp. 12,597,017
37,634 Dexcom, Inc.* 3,228,997
41,391 Edwards Lifesciences Corp.* 3,237,604
27,938 Elevance Health, Inc. 10,723,722

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
190,086 Eli Lilly & Co. $ 140,220,740
53,710 GE HealthCare Technologies,
Inc. 3,788,703
281,489 Gilead Sciences, Inc. 30,986,309
25,929 HCA Healthcare, Inc. 9,889,061
408,269 Hologic, Inc.* 25,382,084
50,625 Humana, Inc. 11,802,206
99,275 IDEXX Laboratories, Inc.* 50,963,814
72,543 Insulet Corp.* 23,578,651
55,547 Intuitive Surgical, Inc.* 30,680,830
100,200 IQVIA Holdings, Inc.* 14,061,066
523,577 Johnson & Johnson 81,264,386
60,838 Labcorp Holdings, Inc. 15,146,837
27,978 McKesson Corp. 20,130,451
153,147 Medtronic PLC 12,708,138
472,647 Merck & Co., Inc. 36,318,195
32,306 Mettler-Toledo International,
Inc.* 37,330,229
7,997 Molina Healthcare, Inc.* 2,439,405
109,856 Natera, Inc.* 17,327,587
124,172 Pfizer, Inc. 2,916,800
146,429 Quest Diagnostics, Inc. 25,382,003
24,864 Regeneron Pharmaceuticals, Inc. 12,190,322
17,659 ResMed, Inc. 4,322,747
206,119 Royalty Pharma PLC, Class A 6,777,193
71,362 STERIS PLC 17,498,676
55,004 Stryker Corp. 21,046,731
105,977 Summit Therapeutics, Inc.* 1,930,371
51,998 Thermo Fisher Scientific, Inc. 20,945,834
179,381 UnitedHealth Group, Inc. 54,156,918
46,229 Vertex Pharmaceuticals, Inc.* 20,435,529
18,029 Waters Corp.* 6,296,448
174,800 Zimmer Biomet Holdings, Inc. 16,111,316
89,363 Zoetis, Inc. 15,069,283
1,177,640,822
Industrials – 8.4%
93,518 3M Co. 13,873,395
7,056 Amentum Holdings, Inc.* 145,777
51,468 AMETEK, Inc. 9,199,390
74,833 Automatic Data Processing, Inc. 24,360,386
17,949 Axon Enterprise, Inc.* 13,468,212
32,302 Booz Allen Hamilton Holding
Corp. 3,432,088
82,159 Broadridge Financial Solutions,
Inc. 19,950,670
328,433 Builders FirstSource, Inc.* 35,365,665
25,404 Carlisle Cos., Inc. 9,658,093
41,186 Carrier Global Corp. 2,932,443
70,128 Caterpillar, Inc. 24,406,648
200,424 Cintas Corp. 45,396,036
57,307 Copart, Inc.* 2,950,164
122,664 CSX Corp. 3,874,956
23,522 Cummins, Inc. 7,561,853
13,923 Deere & Co. 7,048,658
484,046 Delta Air Lines, Inc. 23,422,986
60,348 Dover Corp. 10,726,857
22,389 Eaton Corp. PLC 7,168,958
53,052 EMCOR Group, Inc. 25,033,117
45,779 Emerson Electric Co. 5,465,097
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
97,520 Expeditors International of
Washington, Inc. $ 10,993,430
1,108,241 Fastenal Co. 45,814,683
65,427 FedEx Corp. 14,269,629
109,164 Ferguson Enterprises, Inc. 19,904,964
246,452 Fortive Corp. 17,298,466
44,569 GE Vernova, Inc. 21,080,246
47,341 General Dynamics Corp. 13,183,995
179,618 General Electric Co. 44,169,862
286,777 Graco, Inc. 24,278,541
69,963 Honeywell International, Inc. 15,858,513
116,489 Howmet Aerospace, Inc. 19,790,316
15,289 Hubbell, Inc. 5,956,289
104,491 Illinois Tool Works, Inc. 25,608,654
118,765 Ingersoll Rand, Inc. 9,695,975
40,791 J.B. Hunt Transport Services, Inc. 5,663,830
116,140 Jacobs Solutions, Inc. 14,668,482
138,012 Johnson Controls International
PLC 13,990,276
65,857 L3Harris Technologies, Inc. 16,091,499
139,521 Leidos Holdings, Inc. 20,721,659
44,902 Lennox International, Inc. 25,344,934
19,841 Lockheed Martin Corp. 9,570,902
184,098 Otis Worldwide Corp. 17,553,744
18,719 Parker-Hannifin Corp. 12,442,519
62,229 Paychex, Inc. 9,826,581
74,018 Pentair PLC 7,341,105
35,817 Quanta Services, Inc. 12,269,472
122,766 Republic Services, Inc. 31,586,464
570,361 Rollins, Inc. 32,653,167
190,110 RTX Corp. 25,946,213
39,732 Snap-on, Inc. 12,744,039
430,912 SS&C Technologies Holdings,
Inc. 34,821,999
45,694 Trane Technologies PLC 19,660,757
6,517 TransDigm Group, Inc. 9,569,758
194,779 Uber Technologies, Inc.* 16,392,601
282,253 United Airlines Holdings, Inc.* 22,423,590
253,745 Veralto Corp. 25,635,857
48,189 Verisk Analytics, Inc. 15,138,092
75,939 Vertiv Holdings Co., Class A 8,196,096
48,692 W.W. Grainger, Inc. 52,955,472
52,923 Waste Management, Inc. 12,752,855
13,686 Watsco, Inc. 6,070,699
146,927 Westinghouse Air Brake
Technologies Corp. 29,726,271
70,413 Xylem, Inc. 8,874,855
1,113,978,800
Information Technology – 31.8%
141,157 Accenture PLC, Class A (Ireland) 44,721,361
136,331 Adobe, Inc.* 56,589,635
149,944 Advanced Micro Devices, Inc.* 16,603,299
321,683 Amphenol Corp., Class A 28,928,952
28,958 Analog Devices, Inc. 6,196,433
45,927 ANSYS, Inc.* 15,193,570
3,734,542 Apple, Inc. 750,082,761
214,383 Applied Materials, Inc. 33,604,535
135,383 AppLovin Corp., Class A* 53,205,519
190,820 Arista Networks, Inc.* 16,532,645

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
154,424 Atlassian Corp., Class A* $ 32,063,055
101,803 Autodesk, Inc.* 30,145,904
950,587 Broadcom, Inc. 230,108,595
65,190 Cadence Design Systems, Inc.* 18,714,093
67,439 CDW Corp. 12,163,298
773,588 Cisco Systems, Inc. 48,766,988
44,830 Cloudflare, Inc., Class A* 7,436,849
357,910 Cognizant Technology Solutions
Corp., Class A 28,987,131
287,252 Corning, Inc. 14,244,827
27,665 Crowdstrike Holdings, Inc.,
Class A* 13,040,451
28,415 Dell Technologies, Inc., Class C 3,161,737
171,819 Docusign, Inc.* 15,224,882
28,055 F5, Inc.* 8,006,336
29,288 Fair Isaac Corp.* 50,559,289
267,888 Fortinet, Inc.* 27,265,641
60,826 Gartner, Inc.* 26,545,683
620,121 Gen Digital, Inc. 17,661,046
150,599 GoDaddy, Inc., Class A* 27,431,608
45,232 Guidewire Software, Inc.* 9,725,785
1,588,038 Hewlett Packard Enterprise Co. 27,441,297
373,979 HP, Inc. 9,312,077
45,779 HubSpot, Inc.* 27,005,032
283,791 Intel Corp. 5,548,114
224,200 International Business Machines
Corp. 58,081,252
43,400 Intuit, Inc. 32,700,598
130,597 Jabil, Inc. 21,941,602
59,445 Keysight Technologies, Inc.* 9,335,243
27,536 KLA Corp. 20,841,448
343,437 Lam Research Corp. 27,746,275
45,176 Marvell Technology, Inc. 2,719,143
83,376 Micron Technology, Inc. 7,875,697
1,811,249 Microsoft Corp. 833,826,590
60,613 MicroStrategy, Inc., Class A* 22,369,834
82,195 Motorola Solutions, Inc. 34,142,159
190,086 NetApp, Inc. 18,848,928
515,192 Nutanix, Inc., Class A* 39,510,074
6,112,534 NVIDIA Corp. 825,986,719
44,818 Okta, Inc.* 4,623,873
466,841 ON Semiconductor Corp.* 19,616,659
188,301 Oracle Corp. 31,169,465
269,066 Palantir Technologies, Inc., Class
A* 35,457,517
88,402 Palo Alto Networks, Inc.* 17,010,313
137,287 PTC, Inc.* 23,108,148
515,802 Pure Storage, Inc., Class A* 27,641,829
277,282 QUALCOMM, Inc. 40,261,346
59,509 Roper Technologies, Inc. 33,936,197
195,574 Salesforce, Inc. 51,899,472
30,667 Seagate Technology Holdings
PLC 3,616,866
39,386 ServiceNow, Inc.* 39,822,791
21,778 Synopsys, Inc.* 10,104,556
123,244 TE Connectivity PLC
(Switzerland) 19,727,667
40,844 Teledyne Technologies, Inc.* 20,375,438
107,823 Texas Instruments, Inc. 19,715,436
142,190 Trimble, Inc.* 10,133,881
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
8,558 Tyler Technologies, Inc.* $ 4,937,880
21,770 Ubiquiti, Inc. 8,605,463
266,655 VeriSign, Inc. 72,655,488
326,686 Western Digital Corp.* 16,840,663
24,957 Workday, Inc., Class A* 6,182,098
246,657 Zoom Communications, Inc.,
Class A* 20,040,881
17,631 Zscaler, Inc.* 4,860,867
4,210,488,784
Materials – 1.5%
117,413 Avery Dennison Corp. 20,867,812
49,889 Ball Corp. 2,673,053
88,379 Corteva, Inc. 6,257,233
59,874 CRH PLC 5,458,114
54,405 DuPont de Nemours, Inc. 3,634,254
40,848 Ecolab, Inc. 10,850,046
225,618 International Paper Co. 10,786,797
65,294 Linde PLC 30,530,168
79,732 LyondellBasell Industries NV,
Class A 4,504,061
9,073 Martin Marietta Materials, Inc. 4,967,921
164,116 Newmont Corp. 8,652,196
33,009 Nucor Corp. 3,609,864
82,750 Packaging Corp. of America 15,984,817
66,842 PPG Industries, Inc. 7,406,094
71,004 Reliance, Inc. 20,791,391
169,123 RPM International, Inc. 19,252,962
58,544 Sherwin-Williams Co. (The) 21,006,173
14,497 Vulcan Materials Co. 3,842,720
201,075,676
Real Estate – 1.5%
83,653 Alexandria Real Estate Equities,
Inc. REIT 5,871,604
17,090 American Tower Corp. REIT 3,668,368
61,075 AvalonBay Communities, Inc.
REIT 12,628,478
63,313 Camden Property Trust REIT 7,438,644
103,860 CBRE Group, Inc., Class A* 12,984,577
125,534 Equity Residential REIT 8,804,955
33,663 Essex Property Trust, Inc. REIT 9,556,926
317,536 Healthpeak Properties, Inc. REIT 5,528,302
313,401 Invitation Homes, Inc. REIT 10,561,614
84,670 Iron Mountain, Inc. REIT 8,357,776
364,009 Kimco Realty Corp. REIT 7,738,831
73,285 Mid-America Apartment
Communities, Inc. REIT 11,480,095
9,220 Public Storage REIT 2,843,540
182,641 Realty Income Corp. REIT 10,341,133
53,373 Simon Property Group, Inc.
REIT 8,703,535
62,181 Sun Communities, Inc. REIT 7,675,623
110,414 Ventas, Inc. REIT 7,097,412
508,642 VICI Properties, Inc. REIT 16,129,038
301,873 W.P. Carey, Inc. REIT 18,945,549
98,042 Welltower, Inc. REIT 15,125,920
53,999 Zillow Group, Inc., Class A* 3,573,114
53,919 Zillow Group, Inc., Class C* 3,618,504
198,673,538

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – 2.6%
215,974 Alliant Energy Corp. $ 13,440,062
114,758 Ameren Corp. 11,117,755
67,472 American Electric Power Co.,
Inc. 6,982,677
125,763 Atmos Energy Corp. 19,453,021
220,896 CenterPoint Energy, Inc. 8,226,167
182,793 CMS Energy Corp. 12,837,552
70,896 Consolidated Edison, Inc. 7,407,923
29,135 Constellation Energy Corp. 8,919,680
45,682 Dominion Energy, Inc. 2,588,799
81,391 DTE Energy Co. 11,122,080
137,950 Duke Energy Corp. 16,239,474
71,217 Edison International 3,963,226
119,888 Entergy Corp. 9,984,273
232,030 Evergy, Inc. 15,409,112
207,096 Exelon Corp. 9,074,947
231,111 FirstEnergy Corp. 9,692,795
112,287 NextEra Energy, Inc. 7,931,954
497,981 NiSource, Inc. 19,690,169
293,688 NRG Energy, Inc. 45,785,959
287,187 PG&E Corp. 4,847,717
460,622 PPL Corp. 16,006,615
133,109 Public Service Enterprise Group,
Inc. 10,785,822
33,535 Sempra 2,635,516
139,819 Southern Co. (The) 12,583,710
223,448 Vistra Corp. 35,879,045
111,601 WEC Energy Group, Inc. 11,990,411
92,758 Xcel Energy, Inc. 6,502,336
341,098,797
TOTAL COMMON STOCKS
(Cost $8,435,800,824)
13,210,484,178
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
8,660,409 4.192% 8,660,409
(Cost $8,660,409)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $8,444,461,233)
13,219,144,587
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
176,722 4.216% $ 176,722
(Cost $176,722)
TOTAL INVESTMENTS – 99.9%
(Cost $8,444,637,955)
$ 13,219,321,309
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
10,678,213
NET ASSETS – 100.0%
$ 13,229,999,522
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.5%
Communication Services – 2.7%
56,215 Advantage Solutions, Inc.* $ 66,896
25,888 AMC Networks, Inc., Class A* 171,120
17,446 AST SpaceMobile, Inc.*
(a)
402,479
459 Atlanta Braves Holdings, Inc.,
Class A* 19,943
6,323 Atlanta Braves Holdings, Inc.,
Class C* 256,777
11,284 Bandwidth, Inc., Class A* 158,202
10,803 Boston Omaha Corp., Class A* 158,804
844 Cable One, Inc. 123,502
17,149 Cardlytics, Inc.* 31,040
38,721 Cargurus, Inc.* 1,213,516
32,455 Cars.com, Inc.* 332,664
21,569 Cinemark Holdings, Inc. 728,385
5,266 Cogent Communications
Holdings, Inc. 240,709
18,863 EchoStar Corp., Class A* 334,441
26,433 EverQuote, Inc., Class A* 609,280
62,901 EW Scripps Co. (The), Class A* 139,640
149,457 Gannett Co., Inc.* 529,078
48,770 Getty Images Holdings, Inc.*
(a)
86,810
45,978 Gray Media, Inc. 182,533
18,323 Grindr, Inc. (Singapore)* 447,448
5,903 Ibotta, Inc., Class A* 295,091
15,003 IDT Corp., Class B 924,035
10,669 IMAX Corp.* 297,132
15,700 John Wiley & Sons, Inc., Class A 614,184
20,724 Liberty Latin America Ltd., Class
A (Puerto Rico)* 101,755
31,913 Liberty Latin America Ltd., Class
C (Puerto Rico)* 159,565
70,668 LiveOne, Inc.* 52,224
114,101 Lumen Technologies, Inc.* 447,276
7,997 Madison Square Garden
Entertainment Corp.* 296,769
19,014 Magnite, Inc.* 311,069
21,741 Marcus Corp. (The) 401,774
28,758 MediaAlpha, Inc., Class A* 293,331
10,021 Playstudios, Inc.* 13,428
9,677 QuinStreet, Inc.* 147,768
16,558 Scholastic Corp. 285,957
15,485 Shutterstock, Inc. 285,698
7,971 Spok Holdings, Inc. 129,130
25,618 Stagwell, Inc.* 114,256
35,666 TEGNA, Inc. 596,335
17,913 Telephone and Data Systems,
Inc. 615,491
37,333 Thryv Holdings, Inc.* 496,529
88,920 TrueCar, Inc.* 128,934
37,191 Yelp, Inc.* 1,419,580
8,304 Ziff Davis, Inc.* 269,382
14,929,960
Consumer Discretionary – 10.8%
22,304 1-800-Flowers.com, Inc., Class
A*
(a)
109,736
13,359 Abercrombie & Fitch Co., Class
A* 1,048,548
9,747 Academy Sports & Outdoors,
Inc. 398,750
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
12,790 Accel Entertainment, Inc.* $ 143,504
8,289 Acushnet Holdings Corp. 565,641
23,520 Adient PLC* 366,677
9,237 Adtalem Global Education, Inc.* 1,219,561
4,669 A-Mark Precious Metals, Inc. 92,119
69,254 American Axle & Manufacturing
Holdings, Inc.* 304,025
45,261 American Eagle Outfitters, Inc. 496,061
15,289 American Public Education,
Inc.* 450,261
3,683 Asbury Automotive Group, Inc.* 839,393
4,790 Beazer Homes USA, Inc.* 98,291
39,045 Beyond, Inc.* 250,278
4,911 BJ's Restaurants, Inc.* 219,080
3,912 Boot Barn Holdings, Inc.* 627,133
8,134 Brinker International, Inc.* 1,404,172
16,408 Buckle, Inc. (The) 699,145
13,145 Build-A-Bear Workshop, Inc. 670,921
30,679 Caleres, Inc. 412,633
6,065 Camping World Holdings, Inc.,
Class A 98,617
11,266 Carriage Services, Inc. 490,071
1,424 Cavco Industries, Inc.* 617,439
4,449 Century Communities, Inc. 230,770
7,089 Champion Homes, Inc.* 463,621
8,025 Cheesecake Factory, Inc. (The)
(a)
442,739
6,259 Citi Trends, Inc.* 165,738
20,039 Cricut, Inc., Class A 121,436
22,331 Dana, Inc. 371,365
12,251 Denny’s Corp.* 46,799
41,101 Destination XL Group, Inc.* 46,444
5,415 Dine Brands Global, Inc. 130,285
4,810 Dorman Products, Inc.* 621,981
25,384 El Pollo Loco Holdings, Inc.* 266,532
18,850 Ethan Allen Interiors, Inc. 492,550
11,925 Everi Holdings, Inc.* 168,262
54,808 EVgo, Inc.*
(a)
216,492
120,800 Figs, Inc., Class A* 525,480
14,059 Foot Locker, Inc.* 334,042
7,988 Fox Factory Holding Corp.* 204,892
22,603 Frontdoor, Inc.* 1,243,391
31,079 Funko, Inc., Class A* 130,221
9,048 Genesco, Inc.* 196,613
7,041 Gentherm, Inc.* 192,677
12,377 GigaCloud Technology, Inc.,
Class A (Hong Kong)*
(a)
217,340
13,313 G-III Apparel Group Ltd.* 386,743
6,802 Golden Entertainment, Inc. 194,061
25,243 Goodyear Tire & Rubber Co.
(The)* 288,023
83,508 GoPro, Inc., Class A* 55,366
890 Graham Holdings Co., Class B 849,425
7,412 Green Brick Partners, Inc.* 433,231
3,146 Group 1 Automotive, Inc. 1,333,652
22,544 Groupon, Inc.* 656,707
49,926 Hanesbrands, Inc.* 247,134
14,749 Haverty Furniture Cos., Inc. 309,139
3,488 Helen of Troy Ltd.* 93,792
11,376 Hilton Grand Vacations, Inc.* 434,222

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,557 Hovnanian Enterprises, Inc.,
Class A* $ 140,566
22,726 Inspired Entertainment, Inc.* 177,717
4,593 Installed Building Products, Inc. 732,492
15,254 International Game Technology
PLC 224,386
8,470 JAKKS Pacific, Inc. 170,501
4,319 Johnson Outdoors, Inc., Class A 117,434
12,348 KB Home 636,910
18,022 Kontoor Brands, Inc. 1,236,309
25,724 Laureate Education, Inc.* 578,790
12,348 La-Z-Boy, Inc. 517,258
5,285 LCI Industries 460,535
189,251 Leslie's, Inc.* 142,638
13,758 Life Time Group Holdings, Inc.* 393,479
12,919 Lifetime Brands, Inc. 43,020
26,169 Lincoln Educational Services
Corp.* 622,822
14,948 Lovesac Co. (The)* 286,105
22,495 Luminar Technologies, Inc.*
(a)
80,757
5,890 M/I Homes, Inc.* 627,933
5,908 Malibu Boats, Inc., Class A* 178,067
15,493 MasterCraft Boat Holdings, Inc.* 263,536
5,252 Matthews International Corp.,
Class A 112,655
8,881 Meritage Homes Corp. 564,920
9,050 Modine Manufacturing Co.* 821,740
2,542 Monarch Casino & Resort, Inc. 212,867
12,167 Monro, Inc. 186,520
11,543 Movado Group, Inc. 186,997
2,452 Nathan's Famous, Inc. 262,315
26,192 National Vision Holdings, Inc.* 518,864
14,030 Nerdy, Inc.* 23,991
7,881 ODP Corp. (The)* 129,642
23,342 OneSpaWorld Holdings Ltd.
(Bahamas) 440,230
10,738 Oxford Industries, Inc. 576,416
4,104 Papa John's International, Inc. 185,706
10,716 Patrick Industries, Inc. 920,076
82,557 Peloton Interactive, Inc., Class
A* 586,155
35,652 Perdoceo Education Corp. 1,213,594
12,123 Phinia, Inc. 526,138
18,515 PlayAGS, Inc.* 226,253
23,258 Potbelly Corp.* 248,163
3,044 Pursuit Attractions and
Hospitality, Inc.* 84,897
6,076 RCI Hospitality Holdings, Inc. 244,437
105,532 RealReal, Inc. (The)* 596,256
3,444 Red Rock Resorts, Inc., Class A 165,553
24,286 Revolve Group, Inc.* 500,292
80,051 Rush Street Interactive, Inc.* 1,015,847
60,905 Sabre Corp.* 153,481
65,028 Sally Beauty Holdings, Inc.* 566,394
15,347 Shoe Carnival, Inc. 294,969
9,426 Signet Jewelers Ltd. 627,489
19,579 Sleep Number Corp.* 210,670
1,966 Sonic Automotive, Inc., Class A 137,482
48,682 Sonos, Inc.* 500,451
9,299 Standard Motor Products, Inc. 281,760
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
26,620 Steven Madden Ltd. $ 656,183
106,647 Stitch Fix, Inc., Class A* 471,380
21,233 Stoneridge, Inc.* 106,590
2,035 Strategic Education, Inc. 185,653
13,184 Stride, Inc.* 1,995,926
4,296 Sturm Ruger & Co., Inc. 155,515
8,447 Superior Group of Cos., Inc. 83,287
23,895 Target Hospitality Corp.* 174,672
17,518 Taylor Morrison Home Corp.* 985,913
30,478 Topgolf Callaway Brands Corp.* 193,231
20,213 Tri Pointe Homes, Inc.* 595,879
63,851 Udemy, Inc.* 467,389
2,846 United Parks & Resorts, Inc.* 127,472
18,060 Universal Technical Institute,
Inc.* 641,672
33,361 Upbound Group, Inc. 765,301
9,081 Urban Outfitters, Inc.* 634,762
18,965 Vera Bradley, Inc.* 38,309
24,587 Victoria's Secret & Co.* 521,490
5,086 Visteon Corp.* 429,386
28,804 Warby Parker, Inc., Class A* 609,781
2,527 Winmark Corp. 1,073,520
9,467 Winnebago Industries, Inc. 321,215
21,320 Wolverine World Wide, Inc. 363,719
12,277 XPEL, Inc.* 441,604
13,354 Zumiez, Inc.* 166,791
56,894,336
Consumer Staples – 4.4%
6,869 Andersons, Inc. (The) 243,918
23,655 B&G Foods, Inc. 99,587
77,259 Beauty Health Co. (The)* 125,932
11,342 Cal-Maine Foods, Inc. 1,088,038
5,629 Central Garden & Pet Co.*
(a)
202,982
11,530 Central Garden & Pet Co., Class
A* 368,614
17,045 Chefs' Warehouse, Inc. (The)* 1,087,130
24,011 Dole PLC 339,996
10,930 Edgewell Personal Care Co. 301,887
11,837 Energizer Holdings, Inc. 275,684
13,050 Fresh Del Monte Produce, Inc. 460,926
39,731 Hain Celestial Group, Inc. (The)* 74,297
104,595 Herbalife Ltd.* 816,887
83,146 Honest Co., Inc. (The)* 418,224
11,134 Ingles Markets, Inc., Class A 693,648
6,113 Interparfums, Inc. 832,713
2,013 J & J Snack Foods Corp. 231,837
2,975 John B Sanfilippo & Son, Inc. 184,866
2,562 Lancaster Colony Corp. 428,879
30,819 Mama's Creations, Inc.* 256,106
11,340 Medifast, Inc.* 159,554
17,715 National Beverage Corp. 801,249
52,233 Nu Skin Enterprises, Inc., Class
A 450,771
5,712 PriceSmart, Inc. 616,782
40,495 Primo Brands Corp., Class A 1,339,170
9,512 Simply Good Foods Co. (The)* 328,259
30,885 SpartanNash Co. 601,022
25,822 Sprouts Farmers Market, Inc.* 4,463,591
7,330 TreeHouse Foods, Inc.* 164,632

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
9,638 Turning Point Brands, Inc. $ 716,296
38,366 United Natural Foods, Inc.* 1,172,849
4,583 Universal Corp. 299,682
10,192 USANA Health Sciences, Inc.* 304,435
8,796 Village Super Market, Inc.,
Class A 339,350
6,623 Vita Coco Co., Inc. (The)* 235,713
25,501 Vital Farms, Inc.* 811,952
3,854 WD-40 Co. 938,950
9,073 Weis Markets, Inc. 687,733
12,439 WK Kellogg Co.
(a)
210,468
23,174,609
Energy – 3.2%
12,648 Amplify Energy Corp.* 36,300
25,458 Archrock, Inc. 633,904
18,799 Ardmore Shipping Corp.
(Ireland)
(a)
180,658
10,873 Aris Water Solutions, Inc., Class
A 239,641
8,335 Atlas Energy Solutions, Inc.
(a)
101,270
54,919 Berry Corp. 131,256
3,944 Bristow Group, Inc.* 115,401
5,153 Cactus, Inc., Class A 211,273
8,983 California Resources Corp. 396,779
3,042 Centrus Energy Corp., Class A* 386,091
20,252 ChampionX Corp. 487,466
29,012 CNX Resources Corp.* 936,507
17,460 Comstock Resources, Inc.* 406,818
9,045 Core Natural Resources, Inc. 626,819
9,548 Crescent Energy Co., Class A 80,108
14,250 DHT Holdings, Inc. 165,015
3,874 DMC Global, Inc.* 25,026
6,225 Dorian LPG Ltd. 133,277
33,301 Evolution Petroleum Corp. 149,522
5,736 FLEX LNG Ltd. (Norway)
(a)
137,090
13,036 Geospace Technologies Corp.* 75,870
14,085 Golar LNG Ltd. (Cameroon) 579,739
3,634 Gulfport Energy Corp.* 695,911
39,060 Helix Energy Solutions Group,
Inc.* 241,781
7,250 Helmerich & Payne, Inc. 110,563
5,648 Innovex International, Inc.* 77,942
5,762 International Seaways, Inc. 213,482
7,499 Kinetik Holdings, Inc. 334,006
10,961 Kodiak Gas Services, Inc. 387,033
38,088 Liberty Energy, Inc. 441,440
41,606 Magnolia Oil & Gas Corp.,
Class A 894,529
18,943 Murphy Oil Corp. 396,477
3,541 NACCO Industries, Inc., Class A 126,980
5,135 Natural Gas Services Group,
Inc.* 123,086
27,748 NextDecade Corp.* 229,753
12,210 Noble Corp. PLC 302,442
46,031 Nordic American Tankers Ltd. 121,982
8,077 Northern Oil & Gas, Inc. 214,687
10,991 Oceaneering International, Inc.* 209,598
29,372 Oil States International, Inc.* 127,768
7,827 Par Pacific Holdings, Inc.* 168,985
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
42,346 Patterson-UTI Energy, Inc. $ 233,750
9,699 PBF Energy, Inc., Class A 184,766
14,239 Peabody Energy Corp. 187,385
29,980 ProPetro Holding Corp.* 161,892
1,332 REX American Resources Corp.* 56,131
30,352 RPC, Inc. 134,763
10,906 Sable Offshore Corp.* 313,875
14,183 SandRidge Energy, Inc. 139,135
8,404 Scorpio Tankers, Inc. (Monaco) 333,975
6,765 Seadrill Ltd. (Norway)* 156,948
11,198 Select Water Solutions, Inc. 90,032
15,668 SFL Corp. Ltd. (Norway) 134,431
10,988 Sitio Royalties Corp., Class A 187,565
13,964 SM Energy Co. 327,037
10,217 Solaris Oilfield Infrastructure,
Inc., Class A 280,252
22,581 Talos Energy, Inc.* 181,551
30,962 Teekay Corp. Ltd. (Bermuda) 261,629
6,944 Teekay Tankers Ltd., Class A
(Canada) 306,855
35,916 TETRA Technologies, Inc.* 96,255
3,347 Tidewater, Inc.* 132,909
67,734 Transocean Ltd.* 168,658
23,642 VAALCO Energy, Inc. 74,945
3,683 Valaris Ltd.* 138,555
18,502 World Kinect Corp. 506,770
16,444,339
Financials – 21.7%
4,388 1st Source Corp. 265,737
14,703 Acadian Asset Management, Inc. 442,707
15,926 Amalgamated Financial Corp. 481,284
5,404 Amerant Bancorp, Inc. 94,732
18,948 American Coastal Insurance
Corp. 204,638
14,584 Ameris Bancorp 896,478
10,148 AMERISAFE, Inc. 481,726
3,295 Ames National Corp. 57,333
14,018 Apollo Commercial Real Estate
Finance, Inc. REIT 137,797
35,266 Arbor Realty Trust, Inc. REIT 337,848
10,064 ARMOUR Residential REIT,
Inc. REIT 163,137
7,594 Arrow Financial Corp. 195,546
24,458 Artisan Partners Asset
Management, Inc., Class A 985,657
20,870 Associated Banc-Corp. 483,558
25,160 Atlantic Union Bankshares Corp. 755,303
16,535 Axos Financial, Inc.* 1,149,844
7,957 Baldwin Insurance Group, Inc.
(The), Class A* 306,583
7,908 Banc of California, Inc. 108,498
4,679 BancFirst Corp. 578,816
17,303 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 709,769
20,409 Bancorp, Inc. (The)* 1,042,900
1,944 Bank First Corp. 226,087
5,631 Bank of Hawaii Corp. 374,518

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
25,681 Bank of NT Butterfield & Son
Ltd. (The) (Bermuda) $ 1,082,711
18,653 BankUnited, Inc. 633,829
5,857 Bankwell Financial Group, Inc. 203,296
8,032 Banner Corp. 495,173
13,277 BCB Bancorp, Inc. 107,544
10,484 Berkshire Hills Bancorp, Inc. 259,584
58,112 BGC Group, Inc., Class A 539,279
19,231 Blackstone Mortgage Trust, Inc.,
Class A REIT 363,274
13,583 Bread Financial Holdings, Inc. 695,993
30,063 Brookline Bancorp, Inc. 310,551
18,927 Burford Capital Ltd. 243,401
8,969 Byline Bancorp, Inc. 232,028
23,411 Cadence Bank 709,353
8,056 Camden National Corp. 316,923
6,585 Cannae Holdings, Inc. 122,810
7,742 Capital City Bank Group, Inc. 292,183
3,700 Cass Information Systems, Inc. 156,510
13,344 Cathay General Bancorp 571,857
14,703 Central Pacific Financial Corp. 392,570
3,260 Chemung Financial Corp. 152,796
16,652 Chimera Investment Corp. REIT 219,473
2,670 ChoiceOne Financial Services,
Inc. 78,979
4,679 City Holding Co. 551,607
11,633 Civista Bancshares, Inc. 262,324
9,126 CNB Financial Corp. 197,760
33,912 CNO Financial Group, Inc. 1,287,300
1,970 Coastal Financial Corp.* 173,143
11,146 Cohen & Steers, Inc. 856,459
7,437 Columbia Financial, Inc.* 106,423
8,275 Community Financial System,
Inc. 465,386
5,330 Community Trust Bancorp, Inc. 272,097
2,553 Community West Bancshares 45,443
12,635 ConnectOne Bancorp, Inc. 290,226
6,755 Consumer Portfolio Services,
Inc.* 61,133
11,303 Customers Bancorp, Inc.* 576,001
13,726 CVB Financial Corp. 257,363
8,180 Dave, Inc.* 1,642,708
2,708 Diamond Hill Investment Group,
Inc. 382,532
29,806 DigitalBridge Group, Inc. 329,654
10,731 Dime Community Bancshares,
Inc. 275,357
11,764 Donnelley Financial Solutions,
Inc.* 640,903
22,625 Dynex Capital, Inc. REIT 272,405
20,277 Eastern Bankshares, Inc. 304,155
29,689 Ellington Financial, Inc. REIT 373,191
7,650 Employers Holdings, Inc. 372,326
13,146 Enact Holdings, Inc. 465,368
14,611 Enova International, Inc.* 1,354,001
3,541 Enstar Group Ltd.* 1,186,270
7,166 Enterprise Financial Services
Corp. 379,368
6,922 Esquire Financial Holdings, Inc. 628,102
22,506 Essent Group Ltd. 1,305,348
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
14,110 EVERTEC, Inc. (Puerto Rico) $ 511,205
2,835 F&G Annuities & Life, Inc. 90,607
757 Farmers & Merchants Bancorp,
Inc. 18,024
13,135 Farmers National Banc Corp. 173,776
8,116 FB Financial Corp. 354,263
5,111 Federal Agricultural Mortgage
Corp., Class C 952,793
2,428 Fidelity D&D Bancorp, Inc. 99,014
13,588 Financial Institutions, Inc. 350,842
5,814 First Bancorp 240,525
6,625 First Bancorp, Inc. (The) 160,259
55,019 First BanCorp. (Puerto Rico) 1,099,280
10,847 First Busey Corp. 239,936
7,915 First Business Financial Services,
Inc. 386,015
20,313 First Commonwealth Financial
Corp. 317,289
19,019 First Financial Bancorp 459,499
20,522 First Financial Bankshares, Inc. 723,606
5,308 First Financial Corp. 275,167
8,419 First Internet Bancorp 204,161
11,697 First Interstate BancSystem, Inc.,
Class A 317,574
12,676 First Merchants Corp. 477,885
7,254 First Mid Bancshares, Inc. 255,921
14,240 First of Long Island Corp. (The) 169,029
5,563 FirstCash Holdings, Inc. 711,563
11,332 Flushing Financial Corp. 136,324
19,688 Franklin BSP Realty Trust, Inc.
REIT 217,159
3,435 FS Bancorp, Inc. 131,938
36,098 Fulton Financial Corp. 622,691
631 FVCBankcorp, Inc.* 7,357
79,372 Genworth Financial, Inc., Class
A* 559,573
5,938 German American Bancorp, Inc. 226,921
13,910 Glacier Bancorp, Inc. 576,848
9,965 Goosehead Insurance, Inc.,
Class A 1,078,811
5,310 Great Southern Bancorp, Inc. 297,041
468 Green Dot Corp., Class A* 4,324
7,027 Greene County Bancorp, Inc. 152,416
5,700 HA Sustainable Infrastructure
Capital, Inc. REIT 142,785
25,211 Hamilton Insurance Group Ltd.,
Class B (Bermuda)* 548,591
11,340 Hamilton Lane, Inc., Class A 1,689,660
15,600 Hancock Whitney Corp. 852,852
15,892 Hanmi Financial Corp. 364,245
13,774 HarborOne Bancorp, Inc. 156,748
6,326 HCI Group, Inc. 1,067,639
21,326 Heritage Commerce Corp. 197,479
10,527 Heritage Financial Corp. 246,121
21,963 Heritage Insurance Holdings,
Inc.* 537,435
8,557 Hilltop Holdings, Inc. 255,170
684 Hingham Institution For Savings
(The)
(a)
165,808
6,459 Hippo Holdings, Inc.* 152,174

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
4,167 Home Bancorp, Inc. $ 210,017
29,775 Home BancShares, Inc. 842,335
6,570 HomeTrust Bancshares, Inc. 237,111
31,161 Hope Bancorp, Inc. 312,856
9,485 Horace Mann Educators Corp. 411,934
14,462 Horizon Bancorp, Inc. 214,616
6,657 Independent Bank Corp. 409,406
17,757 Independent Bank Corp. 559,878
14,849 International Bancshares Corp. 929,993
32,528 International Money Express,
Inc.* 358,784
23,635 Invesco Mortgage Capital, Inc.
REIT 174,426
1,246 Investors Title Co. 291,589
20,057 Jackson Financial, Inc., Class A 1,642,869
32,322 James River Group Holdings Ltd. 188,114
8,826 Kearny Financial Corp. 53,221
10,750 KKR Real Estate Finance Trust,
Inc. REIT 95,998
20,047 Ladder Capital Corp. REIT 210,894
6,864 Lakeland Financial Corp. 410,948
8,163 Lemonade, Inc.*
(a)
273,461
33,648 LendingClub Corp.* 337,489
285 LendingTree, Inc.* 9,981
5,287 Live Oak Bancshares, Inc. 145,128
39,106 Marqeta, Inc., Class A* 210,390
43,727 MBIA, Inc.* 192,836
13,814 Medallion Financial Corp. 126,674
9,237 Mercantile Bank Corp. 407,906
12,989 Merchants Bancorp 415,908
11,663 Mercury General Corp. 752,030
3,363 Metropolitan Bank Holding
Corp.* 217,485
27,124 MFA Financial, Inc. REIT 252,253
2,385 Middlefield Banc Corp. 70,000
7,908 Midland States Bancorp, Inc. 133,487
6,763 MidWestOne Financial Group,
Inc. 194,436
12,219 Moelis & Co., Class A 697,827
17,148 Mr Cooper Group, Inc.* 2,221,180
6,879 National Bank Holdings Corp.,
Class A 248,676
6,052 National Bankshares, Inc. 155,052
27,483 Navient Corp. 369,372
9,350 NBT Bancorp, Inc. 391,298
10,491 NCR Atleos Corp.* 278,116
2,439 Nelnet, Inc., Class A 283,363
8,136 Nexpoint Real Estate Finance,
Inc. REIT 120,169
3,122 Nicolet Bankshares, Inc. 382,882
24,943 NMI Holdings, Inc., Class A* 990,736
7,392 Northeast Bank 619,671
4,700 Northeast Community Bancorp,
Inc. 106,314
20,597 Northwest Bancshares, Inc. 252,931
4,770 Norwood Financial Corp. 124,020
7,099 Oak Valley Bancorp 180,954
17,764 OceanFirst Financial Corp. 298,613
17,920 OFG Bancorp (Puerto Rico) 737,229
51,204 Old National Bancorp 1,068,115
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
18,313 Old Second Bancorp, Inc. $ 302,897
19,996 OppFi, Inc.
(a)
253,349
23,200 Orchid Island Capital, Inc. REIT 158,456
7,211 Origin Bancorp, Inc. 245,823
16,341 Oscar Health, Inc., Class A* 225,506
9,853 P10, Inc., Class A 107,004
10,771 Pacific Premier Bancorp, Inc. 228,345
57,603 Pagseguro Digital Ltd., Class A
(Brazil) 513,243
5,716 Palomar Holdings, Inc.* 980,123
3,308 Park National Corp. 537,748
10,489 Parke Bancorp, Inc. 203,382
14,071 Pathward Financial, Inc. 1,098,242
10,397 Patria Investments Ltd., Class A
(Cayman Islands) 132,458
51,949 Payoneer Global, Inc.* 353,773
14,463 Paysafe Ltd.* 178,618
11,507 PCB Bancorp 222,545
10,941 Peapack-Gladstone Financial
Corp. 300,002
4,638 PennyMac Financial Services,
Inc. 445,248
29,078 PennyMac Mortgage Investment
Trust REIT 357,078
2,912 Peoples Bancorp of North
Carolina, Inc. 80,167
10,087 Peoples Bancorp, Inc. 295,751
4,342 Peoples Financial Services Corp. 208,677
33,648 Perella Weinberg Partners 584,466
3,470 Piper Sandler Cos. 872,532
10,133 PJT Partners, Inc., Class A 1,526,638
2,463 Plumas Bancorp 107,214
9,770 PRA Group, Inc.* 138,636
8,216 Preferred Bank 686,940
24,181 PROG Holdings, Inc. 697,138
20,108 Provident Financial Services, Inc. 335,804
6,769 QCR Holdings, Inc. 455,554
39,812 Radian Group, Inc. 1,359,580
20,782 Ready Capital Corp. REIT 92,896
34,216 Redwood Trust, Inc. REIT 186,477
7,203 Regional Management Corp. 190,519
16,440 Renasant Corp. 576,222
5,446 Republic Bancorp, Inc., Class A 373,269
4,346 Root, Inc., Class A* 569,283
9,303 S&T Bancorp, Inc. 341,048
2,794 Safety Insurance Group, Inc. 229,499
11,558 Seacoast Banking Corp. of
Florida 298,543
7,939 Selective Insurance Group, Inc. 698,791
11,303 ServisFirst Bancshares, Inc. 841,282
14,691 Sezzle, Inc.* 1,567,677
7,722 Sierra Bancorp 211,351
21,126 Simmons First National Corp.,
Class A 396,324
32,690 SiriusPoint Ltd. (Sweden)* 640,397
11,261 Skyward Specialty Insurance
Group, Inc.* 713,384
6,618 Southern First Bancshares, Inc.* 238,711
5,770 Southern Missouri Bancorp, Inc. 303,848
5,286 Southside Bancshares, Inc. 149,012

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
13,010 SouthState Corp. $ 1,142,278
8,513 Stellar Bancorp, Inc. 229,170
9,692 StepStone Group, Inc., Class A 560,682
8,035 Stewart Information Services
Corp. 484,832
6,846 Stock Yards Bancorp, Inc. 503,592
56,199 StoneCo Ltd., Class A (Brazil)* 767,116
15,057 StoneX Group, Inc.* 1,274,650
7,488 Texas Capital Bancshares, Inc.* 536,815
3,140 Timberland Bancorp, Inc. 95,550
2,078 Tompkins Financial Corp. 127,589
15,204 Towne Bank 525,450
7,363 TriCo Bancshares 293,784
1,834 Triumph Financial, Inc.* 105,950
5,328 Trupanion, Inc.* 251,428
6,366 TrustCo Bank Corp. 197,601
13,635 Trustmark Corp. 469,862
28,996 Two Harbors Investment Corp.
REIT 307,068
14,403 UMB Financial Corp. 1,485,237
17,488 United Bankshares, Inc. 632,016
17,038 United Community Banks, Inc. 489,672
7,311 Unity Bancorp, Inc. 323,183
17,434 Universal Insurance Holdings,
Inc. 473,159
12,758 Univest Financial Corp. 376,616
3,977 Upstart Holdings, Inc.* 187,595
59,478 Valley National Bancorp 522,217
14,296 Veritex Holdings, Inc. 345,963
11,426 Victory Capital Holdings, Inc.,
Class A 708,526
4,984 Virginia National Bankshares
Corp. 186,152
2,072 Virtus Investment Partners, Inc. 353,690
10,343 WaFd, Inc. 293,948
3,048 Walker & Dunlop, Inc. 208,758
5,389 Washington Trust Bancorp, Inc. 149,060
15,094 Waterstone Financial, Inc. 195,014
18,345 WesBanco, Inc. 564,659
13,947 West BanCorp, Inc. 270,293
9,528 Westamerica BanCorp 457,820
54,854 WisdomTree, Inc. 517,822
3,436 World Acceptance Corp.* 530,793
10,425 WSFS Financial Corp. 551,378
114,280,738
Health Care – 15.6%
32,304 Absci Corp.*
(a)
85,606
69,588 ACADIA Pharmaceuticals, Inc.* 1,501,013
37,884 AdaptHealth Corp.* 340,198
23,475 Adaptive Biotechnologies Corp.* 223,482
30,097 ADC Therapeutics SA
(Switzerland)* 93,000
5,266 Addus HomeCare Corp.* 584,052
58,597 ADMA Biologics, Inc.* 1,162,564
3,919 Agios Pharmaceuticals, Inc.* 125,761
217,158 Akebia Therapeutics, Inc.* 657,989
2,506 Akero Therapeutics, Inc.* 124,423
13,525 Alignment Healthcare, Inc.* 207,879
60,908 Alkermes PLC* 1,864,394
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
64,238 Alphatec Holdings, Inc.* $ 798,478
72,393 Amicus Therapeutics, Inc.* 439,426
12,775 AMN Healthcare Services, Inc.* 269,680
108,518 Amneal Pharmaceuticals, Inc.* 794,352
18,605 Amphastar Pharmaceuticals,
Inc.* 478,335
11,272 Anavex Life Sciences Corp.*
(a)
84,878
39,926 AngioDynamics, Inc.* 407,245
10,359 ANI Pharmaceuticals, Inc.* 608,280
13,760 Anika Therapeutics, Inc.* 153,424
60,330 Aquestive Therapeutics, Inc.* 163,494
53,409 Arbutus Biopharma Corp.* 179,454
6,264 Arcellx, Inc.* 388,744
24,035 Arcutis Biotherapeutics, Inc.* 313,416
19,478 ARS Pharmaceuticals, Inc.* 281,068
18,490 Artivion, Inc.* 546,934
4,635 Astrana Health, Inc.* 114,902
21,002 AtriCure, Inc.* 726,039
18,347 Aurinia Pharmaceuticals, Inc.
(Canada)* 143,840
37,364 Avadel Pharmaceuticals PLC* 340,386
31,753 Avanos Medical, Inc.* 399,135
13,886 Avidity Biosciences, Inc.* 430,188
26,529 Avita Medical, Inc.*
(a)
149,093
7,284 Axogen, Inc.* 79,323
9,361 Axsome Therapeutics, Inc.* 984,403
4,753 Beam Therapeutics, Inc.* 75,240
135,641 BioCryst Pharmaceuticals, Inc.* 1,458,141
6,401 Biohaven Ltd.* 94,799
13,283 BioLife Solutions, Inc.* 290,632
20,206 Bioventus, Inc., Class A* 130,935
5,457 Blueprint Medicines Corp.* 553,067
4,371 Bridgebio Pharma, Inc.* 149,707
15,365 BrightSpring Health Services,
Inc.* 365,841
41,922 Brookdale Senior Living, Inc.* 272,912
11,743 Candel Therapeutics, Inc.*
(a)
63,999
40,939 CareDx, Inc.* 695,554
24,714 Castle Biosciences, Inc.* 394,683
75,321 Catalyst Pharmaceuticals, Inc.* 1,880,012
175,670 Cerus Corp.* 223,101
27,739 Collegium Pharmaceutical, Inc.* 808,314
59,716 Community Health Systems,
Inc.* 231,698
10,158 Concentra Group Holdings
Parent, Inc. 219,718
5,632 CONMED Corp. 319,616
3,232 Contineum Therapeutics, Inc.,
Class A*
(a)
11,829
5,707 Corbus Pharmaceuticals
Holdings, Inc.* 42,346
43,430 Corcept Therapeutics, Inc.* 3,368,431
31,263 CorMedix, Inc.* 379,533
9,128 CorVel Corp.* 1,015,673
5,731 Crinetics Pharmaceuticals, Inc.* 174,853
31,663 Cross Country Healthcare, Inc.* 417,318
28,751 CryoPort, Inc.* 172,794
56,577 Cytek Biosciences, Inc.* 156,718
2,404 Cytokinetics, Inc.* 74,572
56,146 Definitive Healthcare Corp.* 185,843

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
2,289 Disc Medicine, Inc.* $ 106,851
74,305 DocGo, Inc.* 105,513
44,316 Dynavax Technologies Corp.* 433,854
9,272 Edgewise Therapeutics, Inc.* 132,404
79,622 Editas Medicine, Inc.* 136,950
42,686 Embecta Corp. 449,484
40,361 Enhabit, Inc.* 423,790
10,389 Ensign Group, Inc. (The) 1,529,884
17,213 Entrada Therapeutics, Inc.* 130,819
17,433 Evolent Health, Inc., Class A* 129,876
54,575 Evolus, Inc.* 501,544
64,732 Fulcrum Therapeutics, Inc.* 445,032
17,500 Fulgent Genetics, Inc.* 362,600
7,911 GeneDx Holdings Corp.* 563,421
6,749 Glaukos Corp.* 636,363
6,892 Guardant Health, Inc.* 279,953
5,272 Haemonetics Corp.* 356,967
20,992 Halozyme Therapeutics, Inc.* 1,177,021
29,440 Harmony Biosciences Holdings,
Inc.* 1,015,680
11,572 Harrow, Inc.* 325,289
41,295 Harvard Bioscience, Inc.* 19,285
24,303 Health Catalyst, Inc.* 92,351
11,538 HealthEquity, Inc.* 1,160,838
13,973 HealthStream, Inc. 391,523
29,697 Hims & Hers Health, Inc.* 1,679,662
856 Humacyte, Inc.*
(a)
2,286
4,027 ICU Medical, Inc.* 543,081
7,887 Ideaya Biosciences, Inc.* 156,872
18,952 InfuSystem Holdings, Inc.* 109,543
33,155 Inmode Ltd.* 486,052
55,342 Innoviva, Inc.* 1,083,043
13,855 Insmed, Inc.* 966,109
7,115 Integer Holdings Corp.* 844,977
9,197 Integra LifeSciences Holdings
Corp.* 116,434
6,784 iRadimed Corp. 392,658
5,083 iRhythm Technologies, Inc.* 714,161
148,968 Ironwood Pharmaceuticals, Inc.* 89,247
11,662 Joint Corp. (The)* 124,783
15,494 Kiniksa Pharmaceuticals
International PLC* 423,916
1,802 Krystal Biotech, Inc.* 226,980
25,587 Kura Oncology, Inc.* 145,590
4,518 Kymera Therapeutics, Inc.* 133,914
12,509 Lantheus Holdings, Inc.* 945,180
8,206 LeMaitre Vascular, Inc. 674,533
36,012 LifeMD, Inc.*
(a)
439,707
22,824 LifeStance Health Group, Inc.* 135,575
5,646 Ligand Pharmaceuticals, Inc.* 576,965
9,813 LivaNova PLC* 424,412
30,994 MacroGenics, Inc.* 42,152
683 Madrigal Pharmaceuticals, Inc.* 188,003
40,714 MannKind Corp.* 168,963
11,089 Merit Medical Systems, Inc.* 1,053,788
4,514 Mesa Laboratories, Inc. 454,199
124,850 MiMedx Group, Inc.* 802,785
4,614 Mirum Pharmaceuticals, Inc.* 205,138
57,040 Myriad Genetics, Inc.* 238,998
6,354 National HealthCare Corp. 661,706
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
13,986 National Research Corp. $ 188,951
117,004 Nektar Therapeutics* 84,769
17,925 Neogen Corp.* 105,040
11,083 NeoGenomics, Inc.* 80,684
47,974 Niagen Bioscience, Inc.* 519,079
6,849 Novocure Ltd.* 130,884
7,574 Nurix Therapeutics, Inc.* 80,512
177,105 Ocugen, Inc.* 148,077
21,629 Ocular Therapeutix, Inc.* 173,248
12,172 Omeros Corp.*
(a)
37,611
39,093 OmniAb, Inc.* 49,648
1,368 OmniAb, Inc. 12.5 Earnout*
(b)
—
1,368 OmniAb, Inc. 15.00 Earnout*
(b)
—
7,535 Omnicell, Inc.* 228,838
99,103 OPKO Health, Inc.*
(a)
134,780
24,488 Option Care Health, Inc.* 800,268
75,998 OraSure Technologies, Inc.* 218,874
72,641 Organogenesis Holdings, Inc.* 199,036
35,438 Orthofix Medical, Inc.* 398,677
7,148 OrthoPediatrics Corp.* 142,674
43,827 Owens & Minor, Inc.* 289,258
33,610 Pacira BioSciences, Inc.* 868,482
42,105 Pediatrix Medical Group, Inc.* 595,786
14,029 Pennant Group, Inc. (The)* 402,773
23,137 Perspective Therapeutics, Inc.* 59,462
18,317 Phibro Animal Health Corp.,
Class A 447,301
34,920 Phreesia, Inc.* 855,191
3,726 Praxis Precision Medicines, Inc.* 143,637
15,577 Prestige Consumer Healthcare,
Inc.* 1,334,482
12,029 Privia Health Group, Inc.* 273,780
18,695 Progyny, Inc.* 401,942
13,955 Protagonist Therapeutics, Inc.* 662,444
15,815 PTC Therapeutics, Inc.* 767,344
22,304 Pulmonx Corp.* 75,834
25,301 Puma Biotechnology, Inc.* 82,987
1,224 Quanterix Corp.* 6,365
10,273 RadNet, Inc.* 590,595
17,837 REVOLUTION Medicines, Inc.* 702,778
6,222 Rhythm Pharmaceuticals, Inc.* 381,595
13,165 Rocket Pharmaceuticals, Inc.* 33,044
3,892 RxSight, Inc.* 59,509
2,623 Sage Therapeutics, Inc.* 16,945
4,006 Sanara Medtech, Inc.* 116,174
14,606 Savara, Inc.* 33,302
29,517 Select Medical Holdings Corp. 451,315
3,296 Semler Scientific, Inc.*
(a)
131,840
39,491 SI-BONE, Inc.* 746,380
46,430 SIGA Technologies, Inc. 277,651
7,670 Simulations Plus, Inc. 244,251
2,090 Soleno Therapeutics, Inc.* 153,301
3,425 SpringWorks Therapeutics, Inc.* 159,982
5,980 Spyre Therapeutics, Inc.* 91,374
16,922 STAAR Surgical Co.* 301,381
15,004 Summit Therapeutics, Inc.* 273,298
32,588 Supernus Pharmaceuticals, Inc.* 1,033,040
12,472 Surgery Partners, Inc.* 294,464
14,351 Surmodics, Inc.* 416,466

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
22,943 Tactile Systems Technology,
Inc.* $ 226,677
129,445 Talkspace, Inc.* 412,930
17,836 Tandem Diabetes Care, Inc.* 353,510
8,875 Tarsus Pharmaceuticals, Inc.* 381,181
83,732 Teladoc Health, Inc.* 579,425
44,608 TG Therapeutics, Inc.* 1,566,187
24,655 Theravance Biopharma, Inc.* 225,840
16,722 Travere Therapeutics, Inc.* 251,164
14,144 TScan Therapeutics, Inc.* 20,226
3,599 Twist Bioscience Corp.* 105,451
1,143 UFP Technologies, Inc.* 267,691
4,993 US Physical Therapy, Inc. 374,425
48,064 Vanda Pharmaceuticals, Inc.* 208,598
35,107 Varex Imaging Corp.* 269,271
10,486 Vaxcyte, Inc.* 340,690
17,436 Veracyte, Inc.* 463,972
19,423 Vericel Corp.* 802,073
34,821 Viemed Healthcare, Inc.* 231,560
41,312 Voyager Therapeutics, Inc.* 113,195
10,585 Xencor, Inc.* 84,680
64,047 Xeris Biopharma Holdings, Inc.* 316,392
38,495 Y-mAbs Therapeutics, Inc.* 177,077
19,996 Zimvie, Inc.* 182,763
20,016 Zymeworks, Inc.* 228,783
9,417 Zynex, Inc.*
(a)
22,036
82,334,661
Industrials – 17.3%
4,166 AAR Corp.* 255,834
12,997 ABM Industries, Inc. 684,292
74,283 ACCO Brands Corp. 266,676
12,986 ACV Auctions, Inc., Class A* 212,711
1,810 AeroVironment, Inc.* 322,234
2,329 Alamo Group, Inc. 461,235
4,164 Albany International Corp.,
Class A 275,115
28,044 Alight, Inc., Class A 153,120
1,913 Allegiant Travel Co.* 106,325
11,154 Allient, Inc. 339,082
1,434 Alta Equipment Group, Inc.
(a)
6,811
11,624 American Superconductor
Corp.* 328,494
5,298 American Woodmark Corp.* 298,648
10,495 Apogee Enterprises, Inc. 405,632
9,064 Applied Industrial Technologies,
Inc. 2,053,177
2,337 ArcBest Corp. 146,507
19,111 Archer Aviation, Inc., Class A* 192,830
8,309 Arcosa, Inc. 716,817
3,905 Argan, Inc. 821,221
25,184 Array Technologies, Inc.* 166,214
4,055 Astec Industries, Inc. 159,321
8,485 Atkore, Inc. 552,373
20,107 Atmus Filtration Technologies,
Inc. 724,254
7,455 AZZ, Inc. 676,094
13,136 Barrett Business Services, Inc. 542,845
11,078 BlackSky Technology, Inc.* 123,963
12,909 Bloom Energy Corp., Class A*
(a)
238,429
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
17,551 Blue Bird Corp.* $ 679,224
5,472 BlueLinx Holdings, Inc.* 366,186
10,622 Boise Cascade Co. 922,839
10,143 Bowman Consulting Group Ltd.* 254,285
31,745 BrightView Holdings, Inc.* 494,587
7,095 Brink’s Co. (The) 582,216
18,208 Byrna Technologies, Inc.* 485,425
3,244 Cadre Holdings, Inc. 106,306
7,161 Casella Waste Systems, Inc.,
Class A* 839,341
8,096 CBIZ, Inc.* 584,855
6,526 CECO Environmental Corp.* 175,484
4,594 Chart Industries, Inc.* 720,615
16,570 Cimpress PLC (Ireland)* 733,388
9,873 Columbus McKinnon Corp.
(a)
143,751
29,540 Conduent, Inc.* 66,170
6,107 Construction Partners, Inc., Class
A* 639,342
21,281 CoreCivic, Inc.* 467,331
4,832 Costamare Bulkers Holdings Ltd.
(Monaco)* 45,228
24,160 Costamare, Inc. (Monaco) 207,051
6,174 Covenant Logistics Group, Inc. 140,150
2,762 CRA International, Inc. 524,918
9,489 CSG Systems International, Inc. 626,843
3,632 CSW Industrials, Inc. 1,110,629
35,400 Deluxe Corp. 505,158
7,455 Distribution Solutions Group,
Inc.* 203,149
44,218 DNOW, Inc.* 637,624
4,678 Douglas Dynamics, Inc. 128,598
3,543 Ducommun, Inc.* 249,356
10,443 DXP Enterprises, Inc.* 863,427
3,994 Dycom Industries, Inc.* 918,300
7,274 Energy Recovery, Inc.* 91,725
17,771 Enerpac Tool Group Corp. 762,020
5,431 EnerSys 454,195
11,524 Ennis, Inc. 215,153
2,878 Enpro, Inc. 532,833
3,848 ESCO Technologies, Inc. 697,412
3,201 EVI Industries, Inc. 59,347
32,399 ExlService Holdings, Inc.* 1,490,030
1,886 Exponent, Inc. 143,977
8,972 Federal Signal Corp. 843,996
9,055 First Advantage Corp.* 155,022
24,175 Fluor Corp.* 1,005,196
11,409 Forrester Research, Inc.* 121,278
11,094 Franklin Covey Co.* 259,378
9,998 Franklin Electric Co., Inc. 863,727
15,447 FTAI Aviation Ltd. 1,809,616
29,123 FTAI Infrastructure, Inc. 177,942
5,100 GATX Corp. 812,124
13,085 Genco Shipping & Trading Ltd. 173,245
8,461 Gencor Industries, Inc.* 116,677
33,558 GEO Group, Inc. (The)* 910,764
6,702 Gibraltar Industries, Inc.* 392,603
14,337 Global Industrial Co. 373,479
16,993 GMS, Inc.* 1,286,880
22,271 Golden Ocean Group Ltd.
(Norway) 171,487

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
6,952 Gorman-Rupp Co. (The) $ 253,748
20,423 GrafTech International Ltd.* 20,345
4,746 Graham Corp.* 187,135
11,369 Granite Construction, Inc. 1,016,957
5,083 Greenbrier Cos., Inc. (The) 229,091
12,822 Griffon Corp. 881,512
4,878 H&E Equipment Services, Inc. 461,654
17,386 Heartland Express, Inc. 155,605
5,218 Heidrick & Struggles
International, Inc. 227,818
4,899 Helios Technologies, Inc. 148,538
1,712 Herc Holdings, Inc. 212,288
7,363 Hillenbrand, Inc. 143,873
38,298 Hillman Solutions Corp.* 277,278
1,806 HireQuest, Inc. 18,078
25,322 HNI Corp. 1,178,233
13,566 Hub Group, Inc., Class A 457,310
25,046 Hudson Technologies, Inc.* 179,079
3,660 Huron Consulting Group, Inc.* 522,758
7,847 Hyster-Yale, Inc. 315,136
3,548 ICF International, Inc. 304,844
7,296 IES Holdings, Inc.* 1,894,479
25,968 Innodata, Inc.* 1,024,957
8,264 Insperity, Inc. 534,846
7,298 Insteel Industries, Inc. 255,576
30,707 Interface, Inc. 616,904
25,712 Intuitive Machines, Inc.*
(a)
293,374
18,667 Janus International Group, Inc.* 152,509
1,697 JBT Marel Corp. 194,833
18,271 JELD-WEN Holding, Inc.* 66,689
18,289 JetBlue Airways Corp.* 92,359
18,558 Joby Aviation, Inc.*
(a)
145,124
2,741 Kadant, Inc. 860,427
17,221 Kelly Services, Inc., Class A 201,830
17,021 Kennametal, Inc. 366,462
18,582 Kforce, Inc. 758,146
10,013 Korn Ferry 680,984
7,454 Kratos Defense & Security
Solutions, Inc.* 274,978
3,220 L B Foster Co., Class A* 60,826
109,882 Legalzoom.com, Inc.* 1,003,223
12,129 Leonardo DRS, Inc. 513,057
4,838 Limbach Holdings, Inc.* 620,328
823 Lindsay Corp. 114,726
6,055 Liquidity Services, Inc.* 141,505
24,629 LSI Industries, Inc. 400,714
18,777 Manitowoc Co., Inc. (The)* 197,346
11,623 Marten Transport Ltd. 151,564
21,131 Masterbrand, Inc.* 215,536
13,499 Matrix Service Co.* 164,958
8,010 Matson, Inc. 903,928
9,479 Maximus, Inc. 687,322
9,220 Mayville Engineering Co., Inc.* 145,307
2,151 McGrath RentCorp 241,729
8,582 Miller Industries, Inc. 389,022
21,319 MillerKnoll, Inc. 359,652
20,224 Mistras Group, Inc.* 152,691
4,455 Moog, Inc., Class A 825,556
38,204 MRC Global, Inc.* 474,112
29,806 Mueller Industries, Inc. 2,320,993
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
29,797 Mueller Water Products, Inc.,
Class A $ 730,920
1,131 MYR Group, Inc.* 177,397
2,102 National Presto Industries, Inc. 180,036
8,359 NEXTracker, Inc., Class A* 473,872
33,795 NN, Inc.* 69,280
7,699 Northwest Pipe Co.* 297,489
25,981 NuScale Power Corp.* 831,132
17,428 NV5 Global, Inc.* 385,159
3,736 Omega Flex, Inc. 122,242
24,579 OPENLANE, Inc.* 563,596
16,069 Orion Group Holdings, Inc.* 132,409
2,378 PAMT Corp.* 29,868
39,914 Pitney Bowes, Inc. 411,114
45,388 Planet Labs PBC* 174,290
1,175 Powell Industries, Inc. 199,268
2,336 Preformed Line Products Co. 333,207
14,352 Primoris Services Corp. 1,034,923
4,315 Proto Labs, Inc.* 159,569
8,520 Quanex Building Products Corp. 142,540
35,315 Radiant Logistics, Inc.* 209,771
17,261 Redwire Corp.*
(a)
247,005
28,895 Resideo Technologies, Inc.* 598,126
34,102 Resources Connection, Inc. 177,842
13,415 REV Group, Inc. 502,928
45,548 Rocket Lab Corp.* 1,220,231
15,834 Rush Enterprises, Inc., Class A 786,158
8,468 Rush Enterprises, Inc., Class B 442,157
10,488 RXO, Inc.* 162,879
46,527 Safe Bulkers, Inc. (Monaco) 176,803
43,692 Shoals Technologies Group, Inc.,
Class A* 206,226
12,487 Shyft Group, Inc. (The) 130,989
11,076 Sky Harbour Group Corp.*
(a)
114,083
9,635 SkyWest, Inc.* 977,471
20,450 Spire Global, Inc.*
(a)
212,271
6,616 SPX Technologies, Inc.* 1,006,227
1,457 Standex International Corp. 219,920
55,324 Steelcase, Inc., Class A 570,390
5,703 Sterling Infrastructure, Inc.* 1,072,221
3,140 Tecnoglass, Inc. 268,878
8,355 Tennant Co. 621,779
10,715 Terex Corp. 482,282
9,257 Thermon Group Holdings, Inc.* 240,127
27,968 Titan International, Inc.* 202,488
11,770 Titan Machinery, Inc.* 219,864
1,420 Transcat, Inc.* 124,080
2,134 TriNet Group, Inc. 177,570
6,745 Trinity Industries, Inc. 173,616
7,553 Triumph Group, Inc.* 194,792
29,727 TrueBlue, Inc.* 178,362
27,003 Tutor Perini Corp.* 995,871
13,401 UFP Industries, Inc. 1,307,402
8,412 Ultralife Corp.* 56,108
2,008 UniFirst Corp. 378,628
49,869 Upwork, Inc.* 772,471
3,944 V2X, Inc.* 178,584
17,817 Verra Mobility Corp.* 421,372
3,987 Vicor Corp.* 173,993
10,847 Virco Mfg. Corp. 91,223

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,764 VSE Corp. $ 229,479
16,446 Wabash National Corp. 142,587
6,366 Watts Water Technologies, Inc.,
Class A 1,541,336
6,742 Werner Enterprises, Inc. 174,955
42,013 Wheels Up Experience, Inc.*
(a)
55,037
11,632 Willdan Group, Inc.* 628,710
574 Willis Lease Finance Corp. 77,111
2,703 WNS Holdings Ltd. (India)* 156,747
6,277 Worthington Enterprises, Inc. 369,778
14,561 Zurn Elkay Water Solutions
Corp. 526,963
91,906,190
Information Technology – 13.0%
121,072 8x8, Inc.* 198,558
40,324 A10 Networks, Inc. 695,992
25,779 ACI Worldwide, Inc.* 1,192,537
42,398 Adeia, Inc. 544,390
19,542 ADTRAN Holdings, Inc.* 156,922
5,400 Advanced Energy Industries, Inc. 619,812
3,583 Agilysys, Inc.* 379,476
9,573 Alarm.com Holdings, Inc.* 549,490
13,557 Alkami Technology, Inc.* 388,272
5,734 Alpha & Omega Semiconductor
Ltd.* 121,675
3,491 Ambarella, Inc.* 183,766
9,913 Amplitude, Inc., Class A* 122,822
24,922 Appian Corp., Class A* 785,043
16,573 Applied Digital Corp.*
(a)
113,194
5,924 Applied Optoelectronics, Inc.* 91,348
59,495 Arlo Technologies, Inc.* 851,968
28,641 Arteris, Inc.* 222,541
48,937 Asana, Inc., Class A* 876,462
12,205 ASGN, Inc.* 644,546
3,641 AudioEye, Inc.* 44,493
57,649 Aurora Innovation, Inc.* 349,353
35,143 AvePoint, Inc.* 655,417
5,506 Axcelis Technologies, Inc.* 310,208
37,938 Backblaze, Inc., Class A* 216,247
6,338 Badger Meter, Inc. 1,573,218
1,294 Bel Fuse, Inc., Class A
(a)
82,182
5,449 Bel Fuse, Inc., Class B 402,136
6,305 Belden, Inc. 669,591
12,988 Benchmark Electronics, Inc. 474,322
43,347 BigBear.ai Holdings, Inc.*
(a)
180,324
73,800 BigCommerce Holdings, Inc.,
Series 1* 371,952
6,951 Blackbaud, Inc.* 432,561
5,267 BlackLine, Inc.* 294,583
114,599 Blend Labs, Inc., Class A* 419,432
40,808 Box, Inc., Class A* 1,543,359
4,102 Braze, Inc., Class A* 150,954
6,018 C3.ai, Inc., Class A* 160,019
16,271 Calix, Inc.* 752,371
29,123 Cerence, Inc.* 247,837
26,086 Cleanspark, Inc.* 225,122
9,002 Clear Secure, Inc., Class A 222,799
7,160 Clearfield, Inc.*
(a)
265,708
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
24,959 Clearwater Analytics Holdings,
Inc., Class A* $ 576,553
2,817 Climb Global Solutions, Inc. 310,363
10,267 Cohu, Inc.* 175,258
95,785 CommScope Holding Co., Inc.* 578,541
13,176 Commvault Systems, Inc.* 2,413,184
23,712 CompoSecure, Inc., Class A*
(a)
325,092
18,980 Consensus Cloud Solutions, Inc.* 416,991
25,395 Core Scientific, Inc.* 270,457
19,292 Corsair Gaming, Inc.* 169,577
40,714 Couchbase, Inc.* 735,702
890 CPI Card Group, Inc.* 19,811
14,373 Credo Technology Group
Holding Ltd.* 876,178
7,096 CTS Corp. 288,736
686 Daily Journal Corp.* 289,101
33,710 Daktronics, Inc.* 500,256
6,679 Diebold Nixdorf, Inc.* 321,727
8,622 Digi International, Inc.* 279,439
59,153 Digital Turbine, Inc.* 279,202
4,933 DigitalOcean Holdings, Inc.* 139,604
6,276 Diodes, Inc.* 278,654
35,060 Domo, Inc., Class B* 445,262
25,437 D-Wave Quantum, Inc.
(Canada)* 415,386
14,858 Eastman Kodak Co.* 84,393
17,813 eGain Corp.* 96,012
7,433 ePlus, Inc.* 530,493
50,975 Extreme Networks, Inc.* 798,778
4,592 Fabrinet (Thailand)* 1,069,339
7,953 FARO Technologies, Inc.* 336,969
14,304 Fastly, Inc., Class A* 104,133
5,553 FormFactor, Inc.* 165,757
12,904 Freshworks, Inc., Class A* 197,044
15,056 Grid Dynamics Holdings, Inc.* 188,652
26,628 Hackett Group, Inc. (The) 652,919
25,244 Harmonic, Inc.* 227,701
21,346 Hut 8 Corp. (Canada)* 325,953
6,515 Ichor Holdings Ltd.* 102,807
20,885 Immersion Corp. 157,055
3,995 Impinj, Inc.* 455,790
36,885 Information Services Group, Inc. 174,097
5,385 Insight Enterprises, Inc.* 702,150
5,289 Intapp, Inc.* 291,530
5,287 InterDigital, Inc. 1,148,654
16,637 IonQ, Inc.* 671,137
4,698 Itron, Inc.* 543,089
19,881 Kimball Electronics, Inc.* 359,846
24,617 Knowles Corp.* 403,965
6,578 Kulicke & Soffa Industries, Inc.
(Singapore) 211,483
8,317 Life360, Inc.* 528,545
17,502 LiveRamp Holdings, Inc.* 570,215
10,972 MARA Holdings, Inc.* 154,925
7,840 MaxLinear, Inc.* 89,298
30,033 Mirion Technologies, Inc.* 573,630
24,000 Mitek Systems, Inc.* 225,360
15,979 N-able, Inc.* 124,476
16,302 Napco Security Technologies,
Inc. 454,826

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
20,273 NCR Voyix Corp.* $ 224,828
17,690 NETGEAR, Inc.* 518,848
18,993 NetScout Systems, Inc.* 433,800
26,535 NextNav, Inc.* 333,014
4,143 Novanta, Inc.* 512,986
3,021 NVE Corp. 214,974
33,974 Olo, Inc., Class A* 295,914
39,874 OneSpan, Inc. 635,193
24,655 Ooma, Inc.* 336,541
2,896 OSI Systems, Inc.* 634,543
12,186 Ouster, Inc.* 149,035
34,567 Pagaya Technologies Ltd., Class
A* 568,281
19,359 PagerDuty, Inc.* 276,059
5,155 PAR Technology Corp.* 337,962
8,990 PC Connection, Inc. 587,946
12,298 PDF Solutions, Inc.* 217,675
11,531 Penguin Solutions, Inc.* 204,791
21,439 Photronics, Inc.* 358,246
6,838 Plexus Corp.* 897,556
51,483 Porch Group, Inc.* 469,525
5,573 Power Integrations, Inc. 277,145
28,266 Powerfleet, Inc.* 128,610
10,381 Progress Software Corp. 639,054
24,050 PROS Holdings, Inc.* 423,039
10,418 Q2 Holdings, Inc.* 911,783
7,433 Qualys, Inc.* 1,029,842
70,626 Rackspace Technology, Inc.* 80,514
14,749 Rambus, Inc.* 788,629
10,346 Rapid7, Inc.* 237,441
58,439 Ribbon Communications, Inc.* 197,524
20,022 Rigetti Computing, Inc.*
(a)
242,466
4,630 Rogers Corp.* 308,219
10,057 Sanmina Corp.* 851,727
6,365 Sapiens International Corp. NV
(Israel) 182,675
12,468 ScanSource, Inc.* 503,458
38,767 SEMrush Holdings, Inc., Class
A* 381,467
10,915 Semtech Corp.* 407,457
1,967 Silicon Laboratories, Inc.* 237,083
1,798 SiTime Corp.* 352,534
22,279 SoundHound AI, Inc., Class A* 225,241
59,122 Sprinklr, Inc., Class A* 498,990
27,676 Sprout Social, Inc., Class A* 604,167
6,711 SPS Commerce, Inc.* 944,640
4,164 Synaptics, Inc.* 244,677
41,352 Telos Corp.* 104,207
17,672 Tenable Holdings, Inc.* 569,392
68,356 Terawulf, Inc.* 241,297
26,883 TTM Technologies, Inc.* 802,726
6,552 Ultra Clean Holdings, Inc.* 126,912
69,333 Unisys Corp.* 330,718
13,586 Varonis Systems, Inc.* 647,780
9,264 Veeco Instruments, Inc.* 178,888
15,102 Verint Systems, Inc.* 264,889
7,527 Vertex, Inc., Class A* 297,843
30,821 Viavi Solutions, Inc.* 280,779
18,328 Vishay Intertechnology, Inc. 257,875
11,467 Vishay Precision Group, Inc.* 294,931
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
12,453 Weave Communications, Inc.* $ 120,171
6,719 Workiva, Inc.* 452,122
28,459 Xerox Holdings Corp. 139,165
44,764 Xperi, Inc.* 348,712
109,703 Yext, Inc.* 736,107
68,425 Zeta Global Holdings Corp.,
Class A* 899,104
67,608,814
Materials – 2.9%
7,662 AdvanSix, Inc. 180,134
2,306 Alpha Metallurgical Resources,
Inc.* 258,364
14,489 Arq, Inc.* 71,576
24,287 ASP Isotopes, Inc.*
(a)
183,610
11,001 Avient Corp. 397,466
3,686 Balchem Corp. 614,456
9,423 Cabot Corp. 703,804
6,848 Carpenter Technology Corp. 1,609,280
11,594 Century Aluminum Co.* 179,591
397 Clearwater Paper Corp.* 11,430
56,624 Coeur Mining, Inc.* 457,522
19,781 Commercial Metals Co. 921,597
21,766 Constellium SE* 264,239
8,174 Core Molding Technologies,
Inc.* 136,261
33,152 Ecovyst, Inc.* 246,982
5,074 Greif, Inc., Class A 282,114
4,335 Hawkins, Inc. 578,679
8,534 HB Fuller Co. 476,368
17,673 Hecla Mining Co. 90,839
3,176 Ingevity Corp.* 131,391
6,105 Innospec, Inc. 519,413
2,467 Kaiser Aluminum Corp. 179,080
7,964 Knife River Corp.* 749,412
6,644 Koppers Holdings, Inc. 204,104
14,622 LSB Industries, Inc.* 110,689
2,136 Materion Corp. 165,391
28,870 Mativ Holdings, Inc. 165,136
21,270 Metallus, Inc.* 268,640
7,435 Minerals Technologies, Inc. 422,159
19,459 Myers Industries, Inc. 246,935
9,723 Olympic Steel, Inc. 288,287
3,046 Orion SA (Germany) 33,171
27,898 Perimeter Solutions, Inc.* 336,729
16,497 Perpetua Resources Corp.* 229,473
2,573 Quaker Chemical Corp. 279,016
4,953 Radius Recycling, Inc., Class A 146,658
12,310 Ramaco Resources, Inc., Class
A
(a)
111,282
58,138 Rayonier Advanced Materials,
Inc.* 223,831
15,454 Ryerson Holding Corp. 320,825
4,452 Sensient Technologies Corp. 420,848
3,491 Smith-Midland Corp.* 105,219
22,660 SSR Mining, Inc. (Canada)* 268,068
4,792 Stepan Co. 260,158
31,307 SunCoke Energy, Inc. 254,839
5,853 Sylvamo Corp. 310,033
8,123 TriMas Corp. 214,204

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
5,326 United States Lime & Minerals,
Inc. $ 547,406
4,703 Warrior Met Coal, Inc. 213,751
4,007 Worthington Steel, Inc. 99,774
15,490,234
Real Estate – 4.7%
25,983 Acadia Realty Trust REIT 500,433
9,565 Alexander & Baldwin, Inc. REIT 171,309
14,087 American Assets Trust, Inc.
REIT 280,895
12,886 American Healthcare REIT, Inc.
REIT 450,237
59,401 Anywhere Real Estate, Inc.* 207,309
20,233 Apartment Investment and
Management Co., Class A REIT 161,459
38,558 Apple Hospitality REIT, Inc.
REIT 446,887
69,960 Brandywine Realty Trust REIT 295,931
26,286 Broadstone Net Lease, Inc. REIT 418,210
9,892 BRT Apartments Corp. REIT 155,898
22,715 CareTrust REIT, Inc. REIT 653,283
13,123 CBL & Associates Properties,
Inc. REIT 330,831
2,688 Centerspace REIT 171,360
38,811 Chatham Lodging Trust REIT 276,722
31,309 City Office REIT, Inc. REIT 152,788
147,681 Compass, Inc., Class A* 872,795
17,470 COPT Defense Properties REIT 479,552
15,523 CTO Realty Growth, Inc. REIT 285,934
7,574 Curbline Properties Corp. REIT 171,854
38,744 Cushman & Wakefield PLC* 388,602
44,175 DiamondRock Hospitality Co.
REIT 337,497
33,158 Douglas Emmett, Inc. REIT 471,838
6,458 Easterly Government Properties,
Inc. REIT 140,332
7,611 Elme Communities REIT 122,233
37,079 Empire State Realty Trust, Inc.,
Class A REIT 284,025
25,691 Essential Properties Realty Trust,
Inc. REIT 834,957
86,277 eXp World Holdings, Inc. 735,080
5,979 Forestar Group, Inc.* 114,498
15,212 Four Corners Property Trust, Inc.
REIT 420,003
63,751 Franklin Street Properties Corp.
REIT 116,027
7,040 FRP Holdings, Inc.* 190,925
9,652 Getty Realty Corp. REIT 282,418
16,468 Gladstone Commercial Corp.
REIT 236,316
11,784 Global Medical REIT, Inc. REIT 74,946
18,829 Global Net Lease, Inc. REIT 146,113
85,217 Hudson Pacific Properties, Inc.
REIT 158,504
33,101 Independence Realty Trust, Inc.
REIT 615,348
39,468 Industrial Logistics Properties
Trust REIT 129,850
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
3,542 Innovative Industrial Properties,
Inc. REIT $ 195,589
13,298 InvenTrust Properties Corp.
REIT 373,541
20,259 JBG SMITH Properties REIT 346,429
29,493 Kite Realty Group Trust REIT 652,385
7,651 LTC Properties, Inc. REIT 270,769
25,785 LXP Industrial Trust REIT 221,235
30,983 Macerich Co. (The) REIT 501,305
8,917 Marcus & Millichap, Inc. 256,899
6,984 National Health Investors, Inc.
REIT 506,410
9,294 NET Lease Office Properties
REIT* 290,066
27,709 Newmark Group, Inc., Class A 305,076
7,558 NexPoint Residential Trust, Inc.
REIT 256,972
22,643 Orion Properties, Inc. REIT 43,248
27,197 Outfront Media, Inc. REIT 449,294
87,134 Paramount Group, Inc. REIT 527,161
35,435 Pebblebrook Hotel Trust REIT 325,293
10,183 Phillips Edison & Co., Inc. REIT 361,089
49,213 Piedmont Office Realty Trust,
Inc., Class A REIT 350,397
4,041 Postal Realty Trust, Inc., Class
A REIT 55,927
5,815 PotlatchDeltic Corp. REIT 228,762
16,492 RE/MAX Holdings, Inc., Class
A* 124,515
98,770 Real Brokerage, Inc. (The)
(Canada)*
(a)
406,932
39,486 RLJ Lodging Trust REIT 288,248
8,415 RMR Group, Inc. (The), Class A 127,066
8,533 Ryman Hospitality Properties,
Inc. REIT 828,640
34,192 Sabra Health Care REIT, Inc.
REIT 597,676
5,629 Safehold, Inc. REIT 84,829
100,605 Service Properties Trust REIT 233,404
8,484 SL Green Realty Corp. REIT 481,637
3,165 St Joe Co. (The) 141,507
47,671 Summit Hotel Properties, Inc.
REIT 208,799
34,465 Sunstone Hotel Investors, Inc.
REIT 308,806
19,070 Tanger, Inc. REIT 568,286
6,471 Terreno Realty Corp. REIT 365,094
15,180 UMH Properties, Inc. REIT 254,872
46,737 Uniti Group, Inc. REIT 200,969
2,296 Universal Health Realty Income
Trust REIT 91,174
21,047 Urban Edge Properties REIT 382,214
8,369 Veris Residential, Inc. REIT 127,209
12,915 Whitestone REIT 159,113
25,732 Xenia Hotels & Resorts, Inc.
REIT 314,702
25,096,738
Utilities – 2.2%
10,442 ALLETE, Inc. 679,148

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
3,397 American States Water Co. $ 267,921
12,710 Avista Corp. 489,462
12,533 Black Hills Corp. 732,805
25,849 Brookfield Infrastructure Corp.,
Class A (Canada)
(a)
1,022,845
4,662 California Water Service Group 220,279
3,716 Chesapeake Utilities Corp. 454,058
9,889 Consolidated Water Co. Ltd. 267,300
13,400 Genie Energy Ltd., Class B 283,276
3,452 H2O America 181,161
34,690 Hawaiian Electric Industries,
Inc.* 370,489
4,658 MGE Energy, Inc. 420,711
45,906 Montauk Renewables, Inc.* 84,467
12,597 New Jersey Resources Corp. 578,076
5,993 Northwest Natural Holding Co. 245,533
8,031 Northwestern Energy Group, Inc. 444,355
8,999 ONE Gas, Inc. 672,765
4,113 Ormat Technologies, Inc. 305,719
6,091 Otter Tail Corp. 470,103
14,649 Portland General Electric Co. 621,118
20,203 Pure Cycle Corp.* 214,556
3,140 RGC Resources, Inc. 64,527
12,636 Southwest Gas Holdings, Inc. 907,644
9,250 Spire, Inc. 696,340
12,850 TXNM Energy, Inc. 728,467
3,436 Unitil Corp. 188,396
3,307 York Water Co. (The) 108,007
11,719,528
TOTAL COMMON STOCKS
(Cost $470,193,743)
519,880,147
Units Description Expiration Month Value
A
Rights – 0.0%
Health Care – 0.0%
4,104 Chinook
Therapeutics,
Inc.*
(b)
12/25 —
Units Description Expiration Month Value
Rights – (continued)
Materials – 0.0%
15,501 Resolute Forest
Products*
(b)
09/23 $ 22,011
TOTAL RIGHTS
(Cost $0)
22,011
Shares Dividend Rate Value
aa
Investment Company – 1.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
6,772,596 4.192% 6,772,596
(Cost $6,772,596)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $476,966,339)
526,674,754
a
Securities Lending Reinvestment Vehicle – 1.2%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,152,646 4.216% 6,152,646
(Cost $6,152,646)
TOTAL INVESTMENTS – 101.0%
(Cost $483,118,985)
$ 532,827,400
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.0)%
(5,103,213)
NET ASSETS – 100.0%
$ 527,724,187
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 69 06/20/25 $ 7,135,635 $ 366,513

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.3%
Australia – 2.9%
42,421 AGL Energy Ltd. (Utilities) $ 277,095
61,257 ANZ Group Holdings Ltd.
(Financials) 1,144,814
123,606 Aurizon Holdings Ltd.
(Industrials) 234,663
97,561 Brambles Ltd. (Industrials) 1,455,993
431,062 Coles Group Ltd. (Consumer
Staples) 5,992,056
14,386 Commonwealth Bank of
Australia (Financials) 1,628,965
48,128 EBOS Group Ltd. (Health Care) 1,064,625
326,187 Endeavour Group Ltd.
(Consumer Staples) 854,365
169,173 Insurance Australia Group Ltd.
(Financials) 940,648
660,687 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 2,168,445
492,754 Medibank Pvt Ltd. (Financials) 1,512,624
29,479 National Australia Bank Ltd.
(Financials) 720,906
140,451 Origin Energy Ltd. (Utilities) 977,990
31,099 QBE Insurance Group Ltd.
(Financials) 463,519
41,929 Ramsay Health Care Ltd.
(Health Care) 1,033,465
51,086 Suncorp Group Ltd. (Financials) 678,240
559,095 Telstra Group Ltd.
(Communication Services) 1,719,871
164,457 Vicinity Ltd. REIT (Real Estate) 260,357
150,735 Wesfarmers Ltd. (Consumer
Discretionary) 8,053,399
50,295 Westpac Banking Corp.
(Financials) 1,053,881
168,188 Woolworths Group Ltd.
(Consumer Staples) 3,447,362
90,797 Worley Ltd. (Industrials) 760,790
36,444,073
Austria – 0.2%
28,087 Erste Group Bank AG
(Financials) 2,259,109
12,917 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 633,486
2,892,595
Belgium – 0.4%
7,693 Ackermans & van Haaren NV
(Industrials) 1,956,301
17,508 Ageas SA/NV (Financials) 1,141,875
10,188 Anheuser-Busch InBev SA/NV
(Consumer Staples) 717,551
5,431 KBC Group NV (Financials) 536,156
4,840 Warehouses De Pauw CVA
REIT (Real Estate) 117,914
4,469,797
Brazil – 0.0%
10,711 Yara International ASA
(Materials) 383,691
Shares Description Value
a
Common Stocks – (continued)
Canada – 3.8%
30,605 AltaGas Ltd. (Utilities) $ 853,410
2,569 Bank of Montreal (Financials) 275,351
37,132 Bank of Nova Scotia (The)
(Financials) 1,983,056
37,429 Canadian Imperial Bank of
Commerce (Financials) 2,543,359
19,122 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 2,425,314
8,925 Canadian Utilities Ltd., Class A
(Utilities) 249,130
12,533 CGI, Inc. (Information
Technology) 1,344,771
3,167 Dollarama, Inc. (Consumer
Discretionary) 406,542
8,470 Emera, Inc. (Utilities) 387,540
30,065 Empire Co. Ltd. (Consumer
Staples) 1,158,255
28,729 Enbridge, Inc. (Energy) 1,334,537
209 Fairfax Financial Holdings Ltd.
(Financials) 354,945
1,424 FirstService Corp. (Real Estate) 249,131
5,292 Fortis, Inc. (Utilities)
(a)
258,067
16,599 George Weston Ltd. (Consumer
Staples) 3,335,615
9,233 Gildan Activewear, Inc.
(Consumer Discretionary) 429,098
43,212 Great-West Lifeco, Inc.
(Financials)
(a)
1,637,087
9,072 Hydro One Ltd. (Utilities)
(b)
333,400
1,116 Intact Financial Corp.
(Financials) 252,712
32,316 Keyera Corp. (Energy) 983,147
46,605 Loblaw Cos. Ltd. (Consumer
Staples) 7,847,889
24,734 Manulife Financial Corp.
(Financials) 786,120
17,848 Metro, Inc. (Consumer Staples) 1,389,469
20,898 National Bank of Canada
(Financials) 2,052,942
18,110 Pembina Pipeline Corp.
(Energy) 677,405
95,067 Power Corp. of Canada
(Financials) 3,672,140
25,268 Quebecor, Inc., Class B
(Communication Services) 709,551
25,576 Rogers Communications,
Inc., Class B (Communication
Services) 685,276
17,922 Royal Bank of Canada
(Financials) 2,267,248
10,404 Stantec, Inc. (Industrials) 1,068,208
20,004 Sun Life Financial, Inc.
(Financials)
(a)
1,286,122
25,156 TC Energy Corp. (Energy) 1,272,300
3,357 Toronto-Dominion Bank (The)
(Financials) 231,385
19,054 WSP Global, Inc. (Industrials) 3,896,997
48,637,519

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – 0.0%
2,190 Coloplast A/S, Class B (Health
Care) $ 211,842
Finland – 0.4%
2,399 Elisa OYJ (Communication
Services) 126,369
67,396 Nordea Bank Abp (Financials) 976,668
38,684 Orion OYJ, Class B (Health
Care) 2,623,984
70,591 Sampo OYJ, Class A
(Financials) 752,981
4,480,002
France – 2.2%
84,730 AXA SA (Financials) 3,992,839
70,694 Bouygues SA (Industrials) 3,081,006
100,497 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 3,842,528
90,792 Credit Agricole SA
(Financials)
(a)
1,659,970
11,613 Danone SA (Consumer Staples) 991,939
46,041 Engie SA (Utilities) 992,310
538 EssilorLuxottica SA (Health
Care) 149,454
8,942 L'Oreal SA (Consumer Staples) 3,780,387
418,469 Orange SA (Communication
Services) 6,240,010
31,968 TotalEnergies SE (Energy) 1,874,829
10,252 Vinci SA (Industrials) 1,464,717
28,069,989
Germany – 2.8%
8,555 Allianz SE (Financials) 3,386,599
8,579 Beiersdorf AG (Consumer
Staples) 1,175,049
7,355 Deutsche Boerse AG
(Financials) 2,367,160
91,380 Deutsche Post AG (Industrials) 4,084,214
221,962 Deutsche Telekom AG
(Communication Services) 8,385,980
36,443 Fresenius SE & Co. KGaA
(Health Care) 1,786,441
1,173 Hannover Rueck SE
(Financials) 370,731
11,016 Henkel AG & Co. KGaA
(Consumer Staples) 807,883
39,609 Mercedes-Benz Group AG
(Consumer Discretionary) 2,364,770
5,273 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 3,420,502
18,287 SAP SE (Information
Technology) 5,520,173
17,267 Talanx AG (Financials) 2,240,552
35,910,054
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – 0.0%
46,335 Power Assets Holdings Ltd.
(Utilities) $ 293,377
Ireland – 0.4%
17,043 Accenture PLC, Class A
(Information Technology) 5,399,563
3,634 Kerry Group PLC, Class A
(Consumer Staples) 396,873
5,796,436
Israel – 0.9%
66,397 Bank Hapoalim BM
(Financials) 1,111,098
37,864 Bank Leumi Le-Israel BM
(Financials) 609,413
18,461 Check Point Software
Technologies Ltd. (Information
Technology)* 4,225,354
17,913 First International Bank Of
Israel Ltd. (The) (Financials) 1,124,923
56,250 Israel Discount Bank Ltd., Class
A (Financials) 477,921
173,517 Mivne Real Estate KD Ltd.
(Real Estate) 529,552
47,951 Mizrahi Tefahot Bank Ltd.
(Financials) 2,741,497
10,819,758
Italy – 1.3%
169,058 A2A SpA (Utilities) 438,353
55,374 Banca Mediolanum SpA
(Financials) 919,691
73,258 Enel SpA (Utilities) 672,399
169,127 Eni SpA (Energy) 2,490,645
254,481 Generali (Financials)
(a)
9,259,239
148,385 Intesa Sanpaolo SpA
(Financials) 827,110
81,841 Poste Italiane SpA (Financials)
(b)
1,775,511
16,382,948
Japan – 4.7%
8,372 Aeon Co. Ltd. (Consumer
Staples) 257,319
14,528 Aeon Mall Co. Ltd. (Real
Estate) 289,312
160,568 ANA Holdings, Inc.
(Industrials)
(a)
3,179,201
277,878 Asahi Kasei Corp. (Materials) 1,955,613
99,244 Bridgestone Corp. (Consumer
Discretionary) 4,274,587
223,104 Canon, Inc. (Information
Technology)
(a)
6,852,607
100,769 Central Japan Railway Co.
(Industrials) 2,207,497
79,051 Chubu Electric Power Co., Inc.
(Utilities) 968,586
2,272 Daito Trust Construction Co.
Ltd. (Real Estate) 255,707
207,569 Daiwa Securities Group, Inc.
(Financials) 1,408,440

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,259 Hankyu Hanshin Holdings, Inc.
(Industrials) $ 114,669
44,433 Haseko Corp. (Consumer
Discretionary) 646,349
141,920 Japan Airlines Co. Ltd.
(Industrials)
(a)
2,874,889
45,746 Japan Tobacco, Inc. (Consumer
Staples) 1,406,984
89,900 KDDI Corp. (Communication
Services) 1,556,950
12,286 Kintetsu Group Holdings Co.
Ltd. (Industrials) 241,556
12,632 Kirin Holdings Co. Ltd.
(Consumer Staples) 181,389
43,805 Kyocera Corp. (Information
Technology) 534,755
169,297 Kyushu Electric Power Co., Inc.
(Utilities) 1,455,441
6,827 Kyushu Railway Co.
(Industrials) 183,148
87,157 Lixil Corp. (Industrials) 981,532
273,811 Mitsubishi HC Capital, Inc.
(Financials) 2,008,586
12,262 NH Foods Ltd. (Consumer
Staples) 431,947
40,478 Nichirei Corp. (Consumer
Staples) 521,912
81,046 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 1,503,868
3,314,620 Nippon Telegraph & Telephone
Corp. (Communication
Services) 3,684,570
37,989 Nippon Television Holdings,
Inc. (Communication Services) 862,746
88,323 Nisshin Seifun Group, Inc.
(Consumer Staples) 1,065,360
118,805 Ono Pharmaceutical Co. Ltd.
(Health Care) 1,288,951
56,799 Osaka Gas Co. Ltd. (Utilities) 1,445,807
119,652 Otsuka Holdings Co. Ltd.
(Health Care) 6,094,752
37,254 SCSK Corp. (Information
Technology) 1,133,666
64,738 Sekisui Chemical Co. Ltd.
(Industrials) 1,126,112
3,832 Shimamura Co. Ltd. (Consumer
Discretionary) 265,700
2,110,414 SoftBank Corp.
(Communication Services) 3,238,128
7,060 Suntory Beverage & Food Ltd.
(Consumer Staples) 229,519
85,191 Takeda Pharmaceutical Co. Ltd.
(Health Care) 2,546,963
40,136 Tokyu Corp. (Industrials) 487,323
8,670 Tosoh Corp. (Materials) 128,492
3,128 Tsuruha Holdings, Inc.
(Consumer Staples) 245,068
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
110,990 Yamada Holdings Co. Ltd.
(Consumer Discretionary) $ 333,289
60,469,290
Netherlands – 1.9%
12,571 EXOR NV (Financials) 1,210,201
13,375 Heineken Holding NV
(Consumer Staples) 1,041,621
87,315 ING Groep NV (Financials) 1,851,645
282,113 Koninklijke Ahold Delhaize NV
(Consumer Staples) 11,907,603
406,708 Koninklijke KPN NV
(Communication Services) 1,910,579
37,966 Wolters Kluwer NV
(Industrials) 6,736,677
24,658,326
New Zealand – 0.1%
26,310 Mainfreight Ltd. (Industrials) 1,104,300
Norway – 0.7%
78,959 DNB Bank ASA (Financials) 2,112,086
65,204 Gjensidige Forsikring ASA
(Financials) 1,649,062
55,391 SpareBank 1 Sor-Norge ASA
(Financials) 963,920
145,876 Storebrand ASA (Financials) 1,908,910
113,523 Telenor ASA (Communication
Services) 1,739,986
8,373,964
Singapore – 1.2%
30,128 DBS Group Holdings Ltd.
(Financials) 1,044,761
312,688 Oversea-Chinese Banking Corp.
Ltd. (Financials) 3,935,272
485,339 Singapore Airlines Ltd.
(Industrials) 2,683,365
299,768 Singapore Exchange Ltd.
(Financials) 3,258,954
81,288 Singapore Technologies
Engineering Ltd. (Industrials) 492,922
332,744 Singapore Telecommunications
Ltd. (Communication Services) 983,060
89,301 United Overseas Bank Ltd.
(Financials) 2,452,038
82,750 UOL Group Ltd. (Real Estate) 366,395
15,216,767
Spain – 1.1%
59,715 ACS Actividades de
Construccion y Servicios SA
(Industrials) 3,921,739
4,625 Aena SME SA (Industrials)
(b)
1,244,377
31,724 Endesa SA (Utilities) 968,075
86,472 Iberdrola SA (Utilities) 1,578,532
25,121 Naturgy Energy Group SA
(Utilities)
(a)
742,055
24,304 Redeia Corp. SA (Utilities) 502,159

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
920,284 Telefonica SA (Communication
Services) $ 4,922,877
13,879,814
Sweden – 1.0%
31,394 Axfood AB (Consumer Staples) 914,533
35,863 Essity AB, Class B (Consumer
Staples) 1,046,585
135,968 Investor AB, Class A
(Financials)
(a)
3,989,170
5,216 Investor AB, Class B
(Financials) 153,250
15,719 Securitas AB, Class B
(Industrials) 231,981
60,770 Skandinaviska Enskilda Banken
AB, Class A (Financials) 1,011,995
13,682 Skanska AB, Class B
(Industrials) 324,638
41,565 Svenska Handelsbanken AB,
Class A (Financials) 554,131
31,268 Swedbank AB, Class A
(Financials) 844,778
101,636 Tele2 AB, Class B
(Communication Services) 1,517,934
549,848 Telia Co. AB (Communication
Services) 2,120,403
12,709,398
Switzerland – 1.3%
2,847 Geberit AG (Industrials) 2,124,291
652 Schindler Holding AG
(Industrials) 232,055
52,196 SGS SA (Industrials) 5,449,909
933 Swiss Life Holding AG
(Financials) 932,829
2,038 Swisscom AG (Communication
Services) 1,402,823
13,525 TE Connectivity PLC
(Information Technology) 2,164,947
5,267 Zurich Insurance Group AG
(Financials) 3,700,459
16,007,313
United Kingdom – 3.5%
6,951 Admiral Group PLC
(Financials) 314,022
27,287 Associated British Foods PLC
(Consumer Staples) 766,501
6,037 AstraZeneca PLC (Health Care) 872,737
57,746 Auto Trader Group PLC
(Communication Services)
(b)
618,315
71,113 Aviva PLC (Financials) 585,563
98,520 BAE Systems PLC (Industrials) 2,526,319
54,554 British American Tobacco PLC
(Consumer Staples) 2,452,786
24,140 Bunzl PLC (Industrials) 773,484
253,425 Centrica PLC (Utilities) 541,172
754,901 CK Hutchison Holdings Ltd.
(Industrials) 4,250,292
3,060 Coca-Cola Europacific Partners
PLC (Consumer Staples) 280,877
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
39,151 Compass Group PLC
(Consumer Discretionary) $ 1,375,365
3,865 DCC PLC (Industrials) 241,635
180,657 HSBC Holdings PLC
(Financials) 2,127,335
43,630 Imperial Brands PLC
(Consumer Staples) 1,653,328
3,781 InterContinental Hotels Group
PLC (Consumer Discretionary) 433,098
361,887 J Sainsbury PLC (Consumer
Staples) 1,392,818
4,672 London Stock Exchange Group
PLC (Financials) 710,374
13,409 Next PLC (Consumer
Discretionary) 2,326,342
24,060 Pearson PLC (Consumer
Discretionary) 377,998
119,074 RELX PLC (Industrials) 6,413,461
342,091 Sage Group PLC (The)
(Information Technology) 5,623,579
37,092 Smith & Nephew PLC (Health
Care) 537,470
1,122,805 Tesco PLC (Consumer Staples) 5,874,941
8,521 Unilever PLC (Consumer
Staples) 540,882
144,163 WPP PLC (Communication
Services) 1,165,301
44,775,995
United States – 68.5%
6,554 Abbott Laboratories (Health
Care) 875,483
30,168 AbbVie, Inc. (Health Care) 5,614,566
12,301 Adobe, Inc. (Information
Technology)* 5,106,022
60,795 Aflac, Inc. (Financials) 6,294,714
15,304 Alexandria Real Estate Equities,
Inc. REIT (Real Estate) 1,074,188
17,534 Alliant Energy Corp. (Utilities) 1,091,141
16,364 Allstate Corp. (The)
(Financials) 3,434,313
54,993 Alphabet, Inc., Class A
(Communication Services) 9,444,498
49,769 Alphabet, Inc., Class C
(Communication Services) 8,602,572
47,058 Altria Group, Inc. (Consumer
Staples) 2,852,185
86,681 Amazon.com, Inc. (Consumer
Discretionary)* 17,770,472
38,064 Amdocs Ltd. (Information
Technology) 3,492,753
16,333 Ameren Corp. (Utilities) 1,582,341
11,583 American Electric Power Co.,
Inc. (Utilities) 1,198,725
6,426 American Express Co.
(Financials) 1,889,565
16,089 American International Group,
Inc. (Financials) 1,361,773
6,381 Ameriprise Financial, Inc.
(Financials) 3,249,460

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
4,621 AMETEK, Inc. (Industrials) $ 825,958
72,242 Amphenol Corp., Class A
(Information Technology) 6,496,723
7,331 Aon PLC, Class A (Financials) 2,727,719
186,967 Apple, Inc. (Information
Technology) 37,552,322
38,053 Arch Capital Group Ltd.
(Financials) 3,616,557
34,556 Archer-Daniels-Midland Co.
(Consumer Staples) 1,668,018
7,708 Arthur J Gallagher & Co.
(Financials) 2,678,068
360,460 AT&T, Inc. (Communication
Services) 10,020,788
10,528 Atmos Energy Corp. (Utilities) 1,628,471
11,226 Autodesk, Inc. (Information
Technology)* 3,324,243
4,938 Automatic Data Processing, Inc.
(Industrials) 1,607,467
2,935 AutoZone, Inc. (Consumer
Discretionary)* 10,956,472
636 AvalonBay Communities, Inc.
REIT (Real Estate) 131,506
81,710 Bank of America Corp.
(Financials) 3,605,862
45,798 Bank of New York Mellon Corp.
(The) (Financials) 4,058,161
4,564 Becton Dickinson & Co.
(Health Care) 787,701
31,272 Berkshire Hathaway, Inc., Class
B (Financials)* 15,759,837
23,555 Biogen, Inc. (Health Care)* 3,057,203
221 Blackrock, Inc. (Financials) 216,556
36,682 Boston Scientific Corp. (Health
Care)* 3,861,147
456,235 BP PLC (Energy) 2,213,385
75,100 Bristol-Myers Squibb Co.
(Health Care) 3,625,828
22,230 Broadcom, Inc. (Information
Technology) 5,381,216
5,836 Broadridge Financial Solutions,
Inc. (Industrials) 1,417,156
8,289 Cadence Design Systems, Inc.
(Information Technology)* 2,379,523
40,447 Cardinal Health, Inc. (Health
Care) 6,246,635
11,765 Cboe Global Markets, Inc.
(Financials) 2,695,597
18,068 CDW Corp. (Information
Technology) 3,258,744
24,770 Cencora, Inc. (Health Care) 7,214,015
23,466 CenterPoint Energy, Inc.
(Utilities) 873,874
7,493 Cheniere Energy, Inc. (Energy) 1,775,766
12,153 Chevron Corp. (Energy) 1,661,315
9,415 Chubb Ltd. (Financials) 2,798,138
16,173 Church & Dwight Co., Inc.
(Consumer Staples) 1,589,968
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
14,842 Cigna Group (The) (Health
Care) $ 4,699,571
15,621 Cincinnati Financial Corp.
(Financials) 2,355,959
33,199 Cintas Corp. (Industrials) 7,519,574
123,085 Cisco Systems, Inc.
(Information Technology) 7,759,278
64,465 Citigroup, Inc. (Financials) 4,855,504
16,642 Clorox Co. (The) (Consumer
Staples) 2,194,747
5,823 CME Group, Inc. (Financials) 1,682,847
19,693 CMS Energy Corp. (Utilities) 1,383,039
39,004 Coca-Cola Co. (The)
(Consumer Staples) 2,812,188
66,395 Cognizant Technology Solutions
Corp., Class A (Information
Technology) 5,377,331
104,558 Colgate-Palmolive Co.
(Consumer Staples) 9,717,621
121,059 Comcast Corp., Class A
(Communication Services) 4,185,010
4,216 Consolidated Edison, Inc.
(Utilities) 440,530
7,456 Corpay, Inc. (Financials)* 2,424,020
3,954 Corteva, Inc. (Materials) 279,943
8,518 Costco Wholesale Corp.
(Consumer Staples) 8,860,253
10,925 Coterra Energy, Inc. (Energy) 265,587
1,753 Cummins, Inc. (Industrials) 563,554
63,860 CVS Health Corp. (Health
Care) 4,089,594
34,408 Dell Technologies, Inc., Class C
(Information Technology) 3,828,578
4,876 Dominion Energy, Inc.
(Utilities) 276,323
7,941 DTE Energy Co. (Utilities) 1,085,138
14,067 Duke Energy Corp. (Utilities) 1,655,967
3,743 Ecolab, Inc. (Materials) 994,216
17,531 Electronic Arts, Inc.
(Communication Services) 2,520,607
3,342 Elevance Health, Inc. (Health
Care) 1,282,793
7,323 Eli Lilly & Co. (Health Care) 5,401,957
20,875 Entergy Corp. (Utilities) 1,738,470
8,613 EOG Resources, Inc. (Energy) 935,113
10,482 Everest Group Ltd. (Financials) 3,639,246
21,843 Exelon Corp. (Utilities) 957,160
9,385 Expeditors International of
Washington, Inc. (Industrials) 1,057,971
28,654 Exxon Mobil Corp. (Energy) 2,931,304
187,482 Fastenal Co. (Industrials) 7,750,506
18,553 Ferguson Enterprises, Inc.
(Industrials) 3,382,954
26,293 Fidelity National Financial, Inc.
(Financials) 1,440,068
13,293 FirstEnergy Corp. (Utilities) 557,508
8,487 Fiserv, Inc. (Financials)* 1,381,599
21,526 Fortive Corp. (Industrials) 1,510,910

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
79,078 Fox Corp., Class A
(Communication Services) $ 4,344,545
47,384 Fox Corp., Class B
(Communication Services) 2,382,468
9,520 Gartner, Inc. (Information
Technology)* 4,154,718
8,121 General Dynamics Corp.
(Industrials) 2,261,617
14,023 General Electric Co.
(Industrials) 3,448,396
28,690 General Mills, Inc. (Consumer
Staples) 1,556,719
21,104 Genuine Parts Co. (Consumer
Discretionary) 2,670,078
72,287 Gilead Sciences, Inc. (Health
Care) 7,957,353
174,295 GSK PLC (Health Care) 3,542,139
108,078 Haleon PLC (Health Care) 603,254
38,225 Hartford Insurance Group, Inc.
(The) (Financials) 4,963,134
4,077 HCA Healthcare, Inc. (Health
Care) 1,554,927
2,824 Hershey Co. (The) (Consumer
Staples) 453,789
341,135 Hewlett Packard Enterprise Co.
(Information Technology) 5,894,813
1,994 Hilton Worldwide Holdings,
Inc. (Consumer Discretionary) 495,389
9,666 Holcim AG (Materials)* 1,070,902
27,334 Hologic, Inc. (Health Care)* 1,699,355
21,877 Home Depot, Inc. (The)
(Consumer Discretionary) 8,057,080
8,255 Hormel Foods Corp. (Consumer
Staples) 253,263
97,272 HP, Inc. (Information
Technology) 2,422,073
14,938 Illinois Tool Works, Inc.
(Industrials) 3,661,005
11,273 Intercontinental Exchange, Inc.
(Financials) 2,026,885
52,209 International Business Machines
Corp. (Information Technology) 13,525,264
1,046 Intuit, Inc. (Information
Technology) 788,130
46,510 Johnson & Johnson (Health
Care) 7,218,817
36,827 JPMorgan Chase & Co.
(Financials) 9,722,328
3,006 Kellanova (Consumer Staples) 248,386
13,280 Keurig Dr Pepper, Inc.
(Consumer Staples) 447,138
21,051 Keysight Technologies, Inc.
(Information Technology)* 3,305,849
23,330 Kimberly-Clark Corp.
(Consumer Staples) 3,353,921
97,079 Kinder Morgan, Inc. (Energy) 2,722,095
116,566 Kraft Heinz Co. (The)
(Consumer Staples) 3,115,809
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
116,095 Kroger Co. (The) (Consumer
Staples) $ 7,921,162
6,509 L3Harris Technologies, Inc.
(Industrials) 1,590,409
6,878 Labcorp Holdings, Inc. (Health
Care) 1,712,416
22,136 Leidos Holdings, Inc.
(Industrials) 3,287,639
1,313 Linde PLC (Materials) 613,933
3,452 Lockheed Martin Corp.
(Industrials) 1,665,176
61,774 Loews Corp. (Financials) 5,515,800
34,071 Lowe’s Cos., Inc. (Consumer
Discretionary) 7,690,847
16,482 LyondellBasell Industries NV,
Class A (Materials) 931,068
2,376 Markel Group, Inc.
(Financials)* 4,613,479
30,433 Marsh & McLennan Cos., Inc.
(Financials) 7,110,975
76,662 Masco Corp. (Industrials) 4,785,242
19,041 Mastercard, Inc., Class A
(Financials) 11,150,410
13,717 McDonald's Corp. (Consumer
Discretionary) 4,305,080
11,314 McKesson Corp. (Health Care) 8,140,536
50,984 Merck & Co., Inc. (Health Care) 3,917,611
20,123 Meta Platforms, Inc., Class A
(Communication Services) 13,029,441
16,729 MetLife, Inc. (Financials) 1,314,565
79,245 Microsoft Corp. (Information
Technology) 36,481,228
3,362 Mid-America Apartment
Communities, Inc. REIT (Real
Estate) 526,657
22,816 Mondelez International, Inc.,
Class A (Consumer Staples) 1,539,852
15,572 Monster Beverage Corp.
(Consumer Staples)* 995,829
14,527 Moody's Corp. (Financials) 6,963,082
23,601 Motorola Solutions, Inc.
(Information Technology) 9,803,383
9,229 Nasdaq, Inc. (Financials) 770,991
41,960 NetApp, Inc. (Information
Technology) 4,160,754
946 Netflix, Inc. (Communication
Services)* 1,142,040
20,548 Northern Trust Corp.
(Financials) 2,193,294
35,366 Novartis AG (Health Care) 4,047,794
196,530 NVIDIA Corp. (Information
Technology) 26,557,099
124 NVR, Inc. (Consumer
Discretionary)* 882,375
57,456 Occidental Petroleum Corp.
(Energy) 2,343,056
24,771 Omnicom Group, Inc.
(Communication Services) 1,819,182
18,851 ONEOK, Inc. (Energy) 1,523,915

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
5,942 Oracle Corp. (Information
Technology) $ 983,579
10,212 O'Reilly Automotive, Inc.
(Consumer Discretionary)* 13,964,910
14,682 Otis Worldwide Corp.
(Industrials) 1,399,929
24,842 PACCAR, Inc. (Industrials) 2,331,422
7,032 Packaging Corp. of America
(Materials) 1,358,371
12,132 Paychex, Inc. (Industrials) 1,915,764
33,512 PepsiCo, Inc. (Consumer
Staples) 4,405,152
17,208 Philip Morris International, Inc.
(Consumer Staples) 3,107,593
5,260 PNC Financial Services Group,
Inc. (The) (Financials) 914,241
7,081 PPG Industries, Inc. (Materials) 784,575
46,008 PPL Corp. (Utilities) 1,598,778
6,433 Principal Financial Group, Inc.
(Financials) 501,066
32,922 Procter & Gamble Co. (The)
(Consumer Staples) 5,593,119
15,521 Progressive Corp. (The)
(Financials) 4,422,399
21,107 Prudential Financial, Inc.
(Financials) 2,192,806
19,276 Public Service Enterprise
Group, Inc. (Utilities) 1,561,934
12,995 QUALCOMM, Inc.
(Information Technology) 1,886,874
17,750 Quest Diagnostics, Inc. (Health
Care) 3,076,785
4,643 Raymond James Financial, Inc.
(Financials) 682,428
3,323 Realty Income Corp. REIT
(Real Estate) 188,148
3,426 Regeneron Pharmaceuticals,
Inc. (Health Care) 1,679,699
23,660 Republic Services, Inc.
(Industrials) 6,087,481
8,158 Roche Holding AG (Health
Care) 2,780,403
10,161 Roche Holding AG (Health
Care) 3,283,727
102,553 Rollins, Inc. (Industrials) 5,871,159
5,247 Roper Technologies, Inc.
(Information Technology) 2,992,207
5,383 Ross Stores, Inc. (Consumer
Discretionary) 754,104
62,527 Royalty Pharma PLC, Class A
(Health Care) 2,055,888
21,700 RTX Corp. (Industrials) 2,961,616
4,560 Salesforce, Inc. (Information
Technology) 1,210,087
6,815 Sherwin-Williams Co. (The)
(Materials) 2,445,290
4,223 Snap-on, Inc. (Industrials) 1,354,527
21,526 Southern Co. (The) (Utilities) 1,937,340
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
45,723 SS&C Technologies Holdings,
Inc. (Industrials) $ 3,694,876
31,533 State Street Corp. (Financials) 3,035,997
1,932 Stryker Corp. (Health Care) 739,260
19,579 Swiss Re AG (Financials) 3,461,566
67,816 Sysco Corp. (Consumer Staples) 4,950,568
4,864 T. Rowe Price Group, Inc.
(Financials) 455,222
2,081 Tesla, Inc. (Consumer
Discretionary)* 720,983
760 Thermo Fisher Scientific, Inc.
(Health Care) 306,143
76,905 TJX Cos., Inc. (The) (Consumer
Discretionary) 9,759,245
17,298 T-Mobile US, Inc.
(Communication Services) 4,189,576
67,523 Tractor Supply Co. (Consumer
Discretionary) 3,268,113
91 TransDigm Group, Inc.
(Industrials) 133,627
9,166 Travelers Cos., Inc. (The)
(Financials) 2,527,066
44,528 Tyson Foods, Inc., Class A
(Consumer Staples) 2,500,692
12,767 UnitedHealth Group, Inc.
(Health Care) 3,854,485
18,968 Ventas, Inc. REIT (Real Estate) 1,219,263
29,827 VeriSign, Inc. (Information
Technology) 8,126,963
7,614 Verisk Analytics, Inc.
(Industrials) 2,391,862
165,225 Verizon Communications, Inc.
(Communication Services) 7,263,291
3,050 Vertex Pharmaceuticals, Inc.
(Health Care)* 1,348,253
28,601 Visa, Inc., Class A (Financials) 10,444,799
50,470 W R Berkley Corp. (Financials) 3,769,604
8,712 W.W. Grainger, Inc. (Industrials) 9,474,823
200,998 Walmart, Inc. (Consumer
Staples) 19,842,523
10,730 Walt Disney Co. (The)
(Communication Services) 1,212,919
5,277 Waste Connections, Inc.
(Industrials) 1,037,246
17,959 Waste Management, Inc.
(Industrials) 4,327,580
13,384 WEC Energy Group, Inc.
(Utilities) 1,437,977
25,216 Wells Fargo & Co. (Financials) 1,885,652
12,082 Welltower, Inc. REIT (Real
Estate) 1,864,011
11,855 Westinghouse Air Brake
Technologies Corp. (Industrials) 2,398,504
41,809 Williams Cos., Inc. (The)
(Energy) 2,529,863
2,732 Willis Towers Watson PLC
(Financials) 864,815
15,437 Xcel Energy, Inc. (Utilities) 1,082,134

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
44,703 Yum! Brands, Inc. (Consumer
Discretionary) $ 6,434,550
14,582 Zimmer Biomet Holdings, Inc.
(Health Care) 1,344,023
11,569 Zoetis, Inc. (Health Care) 1,950,880
873,541,562
TOTAL COMMON STOCKS
(Cost $1,009,077,651)
1,265,528,810
Shares Description Rate Value
a
Preferred Stocks – 0.2%
Germany – 0.2%
20,752 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.89% 1,660,419
23,446 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.44 934,260
TOTAL PREFERRED STOCKS
(Cost $2,613,171)
2,594,679
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund - Institutional Shares
4,133,080 4.192% 4,133,080
(Cost $4,133,080)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,015,823,902)
1,272,256,569
a
Securities Lending Reinvestment Vehicle – 2.0%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
25,828,787 4.216% 25,828,787
(Cost $25,828,787)
TOTAL INVESTMENTS – 101.8%
(Cost $1,041,652,689)
$ 1,298,085,356
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.8)%
(22,495,405)
NET ASSETS – 100.0%
$ 1,275,589,951
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 20.8%
Information Technology 18.4
Industrials 12.5
Consumer Staples 12.0
Health Care 9.8
Consumer Discretionary 9.2
Communication Services 8.8
Utilities 2.8
Energy 2.1
Materials 0.8
Real Estate 0.5
Investment Company 0.3
Securities Lending Reinvestment Vehicle 2.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header** **End swaps header**
FUTURES CONTRACTS
— At May 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 7 06/20/25 $ 911,575 $ 99,186
S&P 500 E-Mini Index 8 06/20/25 2,366,400 217,759
Total Futures Contracts
$ 316,945

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded.
Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value.
Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an
Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of May 31, 2025:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
ActiveBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 40,339,670 $ — $ —
Asia 786,932,998 14,669,108 342,583
Europe 35,481,836 — —
North America 16,126,749 — —
South America 40,354,622 11,671,956 —
Exchange-Traded Fund 7,934,570 — —
Investment Company 28,467,783 — —
Securities Lending Reinvestment Vehicle 8,185,495 — —
Total
$ 963,823,723 $ 26,341,064 $ 342,583
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
Europe Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 98,722 $ — $ —
Asia 328,067 — —
Europe 92,202,341 672,492 —
North America 12,453,757 — —
Oceania 769,580 — —
South America 59,286 — —
Investment Company 1,916,005 — —
Securities Lending Reinvestment Vehicle 2,568,984 — —
Total
$ 110,396,742 $ 672,492 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 12,574 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,129,292 $ — $ —
Asia 937,075,232 — —
Europe 2,102,158,294 14,966,850 —
North America 659,344,784 1,922,414 —
Oceania 241,081,598 — —
South America 6,620,630 — —
Investment Company 39,565,047 — —
Securities Lending Reinvestment Vehicle 131,789,460 — —
Total
$ 4,119,764,337 $ 16,889,264 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 46,618 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
Japan Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 49,306,090 $ — $ —
Investment Company 92,529 — —
Securities Lending Reinvestment Vehicle 1,370,988 — —
Total
$ 50,769,607 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 5,210 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 67,296,199 $ — $ —
North America 13,143,187,979 — —
Investment Company 8,660,409 — —
Securities Lending Reinvestment Vehicle 176,722 — —
Total
$ 13,219,321,309 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
U.S. Small Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 579,739 $ — $ —
Asia 2,285,032 — —
Europe 3,043,627 — —
North America 512,691,390 — 22,011
South America 1,280,359 — —
Investment Company 6,772,596 — —
Securities Lending Reinvestment Vehicle 6,152,646 — —
Total
$ 532,805,389 $ — $ 22,011
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 366,513 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
ActiveBeta
®
World Low Vol Plus Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 86,799,192 $ — $ —
Europe 218,618,473 2,594,679 —
North America 922,179,081 — —
Oceania 37,548,373 — —
South America 383,691 — —
Investment Company 4,133,080 — —
Securities Lending Reinvestment Vehicle 25,828,787 — —
Total
$ 1,295,490,677 $ 2,594,679 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 316,945 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index (or a reference index if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology.
A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When an Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and its Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, a Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, a Fund will not concentrate in a particular industry or group of industries.
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of a Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in a Fund and hold its investment solely to facilitate commencement of a Fund or to facilitate a Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund, including on a Fund’s liquidity.
In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)